                                                               File No. 33-83240
                                                               File No. 811-8726
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [_]
      Pre-Effective Amendment No.                                            [_]
                                -----
     Post-Effective Amendment No. 9                                          [X]
                                -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [_]
                    Amendment No. 12                                         [X]
                                -----

                        (Check appropriate box or boxes)

        T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF FIRST SECURITY BENEFIT
                 LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                           (Exact Name of Registrant)

      First Security Benefit Life Insurance and Annuity Company of New York
                               (Name of Depositor)

          70 West Red Oak Lane, 4th Floor, White Plains, New York 10604
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 1-800-355-4570

     Roger K. Viola, Secretary and Vice President
     First Security Benefit Life Insurance and Annuity Company of New York
     One Security Benefit Place
     Topeka, KS 66636-0001
     (Name and address of Agent for Service)

It is proposed that this filing will become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2002, pursuant to paragraph (b) of Rule 485
[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_] on May 1, 2002, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] this  post-effective  amendment  designates  a  new  effective  date  for  a previously filed post-effective amendment.

Title of  securities  being  registered:  Interests in a separate  account under
individual   flexible   premium  deferred   variable   annuity   contracts  (the
"Contract").

VARIABLE ANNUITY PROSPECTUS
--------------------------------------------------------------------------------

T. ROWE PRICE NO-LOAD VARIABLE ANNUITY

    An Individual Flexible Premium
    Deferred Variable Annuity Contract
    May 1, 2002

    ----------------------------------------------------------------------------
    ISSUED BY:                             MAILING ADDRESS:
    First Security Benefit Life Insurance  First Security Benefit Life Insurance
    and AnnuityCompany of New York         and Annuity Company of New York
    70 West Red Oak Lane, 4th Floor        P.O. Box 2788
    White Plains, New York 10604           Topeka, Kansas 66601-9804
    1-800-355-4570                         1-800-239-4703

INTRODUCTION
--------------------------------------------------------------------------------

    > THE  SECURITIES  AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED
      THESE  SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE.
      ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    > THIS  PROSPECTUS IS  ACCOMPANIED  BY A CURRENT  PROSPECTUS FOR THE T. ROWE
      PRICE EQUITY SERIES, INC., THE T. ROWE PRICE FIXED INCOME SERIES, INC. AND
      THE  T.  ROWE  PRICE  INTERNATIONAL  SERIES,  INC.  YOU  SHOULD  READ  THE
      PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

    This  Prospectus  describes  the T. Rowe Price No-Load  Variable  Annuity--a flexible premium deferred variable annuity contract (the "Contract")  issued by First  Security  Benefit Life  Insurance and Annuity  Company of New York
    (the  "Company").  The Contract is available  for  individuals  as a non-tax qualified  retirement  plan. The Contract is also available as an individual retirement  annuity  ("IRA")  qualified  under  Section  408 or a  Roth  IRA qualified under Section 408A, of the Internal  Revenue Code. The Contract is
    designed  to give you  flexibility  in  planning  for  retirement  and other financial goals.

    You may allocate  your purchase  payments to one or more of the  Subaccounts that  comprise a separate  account of the  Company  called the T. Rowe Price
    Variable  Annuity  Account of First  Security  Benefit  Life  Insurance  and
    Annuity  Company  of New  York,  or to the  Fixed  Interest  Account  of the
    Company. Each Subaccount invests in a corresponding Portfolio of the T. Rowe
    Price Equity Series,  Inc., the T. Rowe Price Fixed Income Series,  Inc., or
    the T. Rowe Price International  Series, Inc. (the "Funds").  Each Portfolio
    is listed under its respective Fund below.

T. ROWE PRICE EQUITY SERIES, INC.
    T. Rowe Price New America Growth Portfolio
    T. Rowe Price Mid-Cap Growth Portfolio
    T. Rowe Price Equity Income Portfolio
    T. Rowe Price Personal Strategy Balanced Portfolio
    T. Rowe Price Blue Chip Growth Portfolio
    T. Rowe Price Health Sciences Portfolio
    T. Rowe Price Equity Index 500 Portfolio

T. ROWE PRICE FIXED INCOME SERIES, INC.
    T. Rowe Price Limited-Term Bond Portfolio
    T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
    T. Rowe Price International Stock Portfolio

    The  investments  made by the Funds at any given time are not expected to be the same as the investments  made by other mutual funds sponsored by T. Rowe
    Price Associates, Inc. or T. Rowe Price International, Inc., including other mutual funds with investment objectives and policies similar to those of the
    Portfolios.  Different  performance  will result due to  differences in cash flows  into  and out of the  Portfolios,  different  fees and  expenses  and differences in portfolio size and positions.

    Amounts that you allocate to the  Subaccounts  will vary based on investment performance of the  Subaccounts.  The Company does not guarantee any minimum amount of Account Value in the Subaccounts.

    Amounts that you allocate to the Fixed Interest Account will accrue interest at rates that are paid by the Company as  described  in "The Fixed  Interest
    Account,"  page 30.  The  Company  guarantees  Account  Value  in the  Fixed
    Interest Account.

    When  you are  ready to  begin  receiving  Annuity  Payments,  the  Contract provides several options for Annuity  Payments (see "Annuity  Options," page
    27.)

    You may return a Contract according to the terms of its Free-Look Right (see
    "Free-Look   Right,"  page  23).  This   Prospectus   concisely  sets  forth
    information  about the  Contract  and the T.  Rowe  Price  Variable  Annuity
    Account that you should know before purchasing the Contract.  The "Statement of Additional Information," dated May 1, 2002, which has been filed with the
    Securities and Exchange  Commission (the "SEC") contains certain  additional
    information.   The  Statement  of  Additional  Information,  as  it  may  be
    supplemented  from time to time,  is  incorporated  by  reference  into this
    Prospectus and is available at no charge,  by writing the Company at 70 West
    Red Oak Lane, 4th Floor, White Plains, New York 10604. The table of contents of the Statement of Additional  Information  is set forth on page 48 of this
    Prospectus.

    Date: May 1, 2002

CONTENTS
--------------------------------------------------------------------------------

    > THE CONTRACT IS AVAILABLE  ONLY IN NEW YORK.  YOU SHOULD NOT CONSIDER THIS
      PROSPECTUS  TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY  OFFERED
      IN YOUR STATE.  YOU SHOULD ONLY RELY UPON  INFORMATION  CONTAINED  IN THIS
      PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED  ANYONE
      TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

    Definitions                                                              5
    ----------------------------------------------------------------------------
    Summary                                                                  7
    ----------------------------------------------------------------------------
    Expense Table                                                            9
    ----------------------------------------------------------------------------
    Condensed Financial Information                                         12
    ----------------------------------------------------------------------------
    Information About the Company, the Separate Account, and the Funds      14
    ----------------------------------------------------------------------------
    The Contract                                                            17
    ----------------------------------------------------------------------------
    Charges and Deductions                                                  25
    ----------------------------------------------------------------------------
    Annuity Payments                                                        26
    ----------------------------------------------------------------------------
    The Fixed Interest Account                                              30
    ----------------------------------------------------------------------------
    More About the Contract                                                 33
    ----------------------------------------------------------------------------
    Federal Tax Matters                                                     34
    ----------------------------------------------------------------------------
    Other Information                                                       45
    ----------------------------------------------------------------------------
    Performance Information                                                 47
    ----------------------------------------------------------------------------
    Additional Information                                                  48
    ----------------------------------------------------------------------------

DEFINITIONS
--------------------------------------------------------------------------------

    > VARIOUS TERMS COMMONLY USED IN THIS PROSPECTUS ARE DEFINED AS FOLLOWS:

    ACCOUNT  VALUE  The  total  value  of a  Contract,  which  includes  amounts allocated to the  Subaccounts  and the Fixed Interest  Account.  The Company
    determines  Account  Value as of each  Valuation  Date prior to the  Annuity
    Payout Date and on and after the Annuity Payout Date under Annuity Options 5 through 7.

    ACCUMULATION PERIOD The period commencing on the Contract Date and ending on the  Annuity  Payout Date or, if earlier,  when the  Contract is  terminated through a full  withdrawal,  payment  of  charges,  or  payment of the death benefit proceeds.

    ACCUMULATION UNIT A unit of measure used to calculate Account Value.

    ANNUITANT The person or persons on whose life Annuity  Payments depend under
    Annuity Options 1 through 4. If Joint  Annuitants are named in the Contract,
    "Annuitant"  means both Annuitants  unless otherwise  stated.  The Annuitant receives Annuity Payments during the Annuity Period.

    ANNUITY A series of  periodic  income  payments  made by the  Company  to an
    Annuitant,  Joint Annuitant,  or Beneficiary  during the period specified in the Annuity Option.

    ANNUITY  OPTIONS or OPTIONS  Options under the Contract  that  prescribe the provisions under which a series of Annuity Payments are made.

    ANNUITY  PAYMENTS  Payments  made  beginning  on  the  Annuity  Payout  Date according to the provisions of the Annuity Option selected. Annuity Payments are made on the same day of each month, on a monthly, quarterly,  semiannual or annual basis depending upon the Annuity Option selected.

    ANNUITY PERIOD The period  beginning on the Annuity Payout Date during which
    Annuity Payments are made.

    ANNUITY PAYOUT DATE The date when Annuity Payments are scheduled to begin.

    AUTOMATIC  INVESTMENT  PROGRAM A program pursuant to which purchase payments are automatically  paid from your checking account on a specified day of the month,  on a monthly,  quarterly,  semiannual or annual  basis,  or a salary reduction arrangement.

    CONTRACT  DATE The date shown as the  Contract  Date in a  Contract.  Annual
    Contract  anniversaries  are measured from the Contract  Date. It is usually the date that the initial purchase payment is credited to the Contract.

    CONTRACTOWNER or OWNER The person entitled to the ownership rights under the
    Contract and in whose name the Contract is issued.

    CONTRACT YEAR Each 12-month period measured from the Contract Date.

    DESIGNATED  BENEFICIARY The person having the right to the death benefit, if any,  payable  upon the  death of the Owner or the Joint  Owner  during  the
    Accumulation Period or the death of the Annuitant during the Annuity Period.
    The Designated Beneficiary is the first person on the following list who, if a  natural  person,  is alive on the date of death of the Owner or the Joint
    Owner: the Owner; the Joint Owner;  the Primary  Beneficiary;  the Secondary
    Beneficiary;  the Annuitant;  or if none of the above is alive,  the Owner's
    Estate.

    FIXED  INTEREST  ACCOUNT An account  that is part of the  Company's  General
    Account  in which  all or a  portion  of the  Account  Value may be held for accumulation  at fixed  rates of  interest  (which  may not be less than 3%)
    declared by the Company periodically at its discretion.

    FUNDS T. Rowe Price Equity Series,  Inc., T. Rowe Price Fixed Income Series,
    Inc.,  and  T.  Rowe  Price   International   Series,  Inc.  The  Funds  are
    diversified,  open-end management  investment companies commonly referred to as mutual funds.

    GENERAL  ACCOUNT All assets of the Company other than those allocated to the
    Separate Account or to any other separate account of the Company.

    PAYMENT  UNIT A unit of measure  used to calculate  Annuity  Payments  under
    Options 1 through 4.

    PURCHASE  PAYMENT The amounts paid to the Company as  consideration  for the
    Contract.

    SEPARATE  ACCOUNT  The T.  Rowe  Price  Variable  Annuity  Account  of First
    Security  Benefit Life Insurance and Annuity Company of New York, a separate account of the Company. Account Value may be allocated to Subaccounts of the
    Separate Account for variable accumulation.

    SUBACCOUNT A division of the Separate  Account of the Company  which invests in a separate Portfolio of one of the Funds. Currently,  ten Subaccounts are
    available under the Contract.

    VALUATION  DATE Each date on which the  Separate  Account is  valued,  which currently includes each day that the Company and the New York Stock Exchange are open for trading. The Company and the New York Stock Exchange are closed on weekends and on the  following  holidays:  New Year's Day,  Martin Luther
    King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day,
    Labor Day, Thanksgiving Day, and Christmas Day.

    VALUATION  PERIOD A period used in measuring  the  investment  experience of each  Subaccount.  The Valuation Period begins at the close of one Valuation
    Date and ends at the close of the next succeeding Valuation Date.

    WITHDRAWAL VALUE The amount a Contractowner receives upon full withdrawal of the Contract, which is equal to Account Value less any premium taxes due and paid by the Company.

SUMMARY
--------------------------------------------------------------------------------

    This summary  provides a brief overview of the more  significant  aspects of the Contract.  Further detail is provided in this Prospectus,  the Statement of Additional  Information,  and the Contract.  Unless the context indicates otherwise,  the  discussion  in  this  summary  and  the  remainder  of  the
    Prospectus  relate to the portion of the  Contract  involving  the  Separate
    Account.  The Fixed Interest  Account is briefly  described under "The Fixed
    Interest Account," page 30 and in the Contract.

PURPOSE OF THE CONTRACT

    The  flexible  premium  deferred  variable  annuity  contract   ("Contract")
    described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

    You may purchase the Contract as a non-tax qualified  retirement plan for an individual  ("Non-Qualified  Plan").  If you  are  eligible,  you  may  also purchase the Contract as an individual  retirement annuity ("IRA") qualified under  Section  408 or a Roth  IRA  qualified  under  Section  408A,  of the
    Internal  Revenue  Code of 1986,  as  amended  ("Qualified  Plan").  See the discussion of IRAs under "Section 408 and Section 408A," page 38.

THE SEPARATE ACCOUNT AND THE FUNDS

    You may  allocate  your  purchase  payments  to the T. Rowe  Price  Variable
    Annuity Account of First Security Benefit Life Insurance and Annuity Company
    of New York (the "Separate  Account").  See "Separate Account," page 14. The
    Separate  Account is  currently  divided into ten  divisions  referred to as
    Subaccounts.  Each  Subaccount  invests  exclusively in shares of a specific
    Portfolio of one of the Funds. Each of the Funds' Portfolios has a different investment  objective  or  objectives.  Each  Portfolio  is listed under its respective Fund below.

    T. ROWE PRICE EQUITY SERIES, INC.
    T. Rowe Price New America Growth Portfolio
    T. Rowe Price Mid-Cap Growth Portfolio
    T. Rowe Price Equity Income Portfolio
    T. Rowe Price Personal Strategy Balanced Portfolio
    T. Rowe Price Blue Chip Growth Portfolio
    T. Rowe Price Health Sciences Portfolio
    T. Rowe Price Equity Index 500 Portfolio

    T. ROWE PRICE FIXED INCOME SERIES, INC.
    T. Rowe Price Limited-Term Bond Portfolio
    T. Rowe Price Prime Reserve Portfolio

    T. ROWE PRICE INTERNATIONAL SERIES, INC.
    T. Rowe Price International Stock Portfolio

    Amounts that you allocate to the  Subaccounts  will  increase or decrease in dollar value  depending on the investment  performance of the  corresponding
    Portfolio in which such  Subaccount  invests.  The  Contractowner  bears the investment risk for amounts allocated to a Subaccount.

FIXED INTEREST ACCOUNT

    You may allocate all or part of your purchase payments to the Fixed Interest
    Account,  which is part of the Company's  General Account.  Amounts that you allocate to the Fixed Interest  Account earn interest at rates determined at the  discretion  of the  Company and that are  guaranteed  to be at least an effective annual rate of 3%. See "The Fixed Interest Account," page 30.

PURCHASE PAYMENTS

    If you are  purchasing  a Contract  as a  Non-Qualified  Plan,  the  minimum initial purchase payment is $10,000 ($5,000 if made pursuant to an Automatic
    Investment  Program).  If you are purchasing a Contract as a Qualified Plan, the minimum initial  purchase  payment is $2,000 ($25 if made pursuant to an
    Automatic  Investment  Program).  Thereafter,  you may choose the amount and frequency of purchase payments,  except that the minimum subsequent purchase payment is $1,000 ($200 if made pursuant to an Automatic Investment Program)
    for a  Non-Qualified  Plan or $500  ($25 if made  pursuant  to an  Automatic
    Investment Program) for a Qualified Plan. See "Purchase Payments," page 18.

CONTRACT BENEFITS

    You may exchange  Account  Value among the  Subaccounts  and to and from the
    Fixed Interest Account, subject to certain restrictions as described in "The
    Contract,"  page 17,  "Annuity  Payments,"  page 26 and "The Fixed  Interest
    Account," page 30.

    At any time before the Annuity  Payout Date, you may surrender your Contract for  its  Withdrawal  Value  and may  make  partial  withdrawals,  including systematic  withdrawals,  from Account Value. On or after the Annuity Payout
    Date, you may withdraw your Account Value under Annuity Options 5 through 7.
    Withdrawals  of Account Value  allocated to the Fixed  Interest  Account are subject to certain  restrictions  described in "The Fixed Interest Account,"
    page 30. See "Full and Partial  Withdrawals,"  page 22, "Annuity  Payments,"
    page 26 and  "Federal  Tax  Matters,"  page 34 for  more  information  about withdrawals, including the 10% penalty tax that may be imposed upon full and partial  withdrawals  (including  systematic  withdrawals) made prior to the
    Owner attaining age 59 1/2.

    The Contract  provides for a death benefit upon the death of the Owner prior
    to  the  Annuity  Start  Date.  See  "Death   Benefit,"  page  23  for  more
    information.  The Contract  provides for several Annuity Options on either a variable  basis,  a fixed basis,  or both.  The Company  guarantees  Annuity
    Payments under the fixed Annuity Options. See "Annuity Payments," page 26.

FREE-LOOK RIGHT

    You may return the Contract within the Free-Look Period,  which is generally a 30-day period  beginning when you receive the Contract (or a 60-day period if you are  purchasing  your  Contract in connection  with a replacement  of another annuity or a life insurance  Contract).  If you return your Contract during the  Free-Look  Period,  the Company will refund to you the amount of purchase  payments  allocated to the Fixed Interest Account plus the Account
    Value  in  the  Subaccounts.  The  Company  will  refund  purchase  payments allocated  to the  Subaccounts  rather  than  the  Account  Value  in  those circumstances in which it is required to do so. See "Free-Look  Right," page
    23.

CHARGES AND DEDUCTIONS

    The Company does not deduct a sales load from purchase payments. The Company will deduct  certain  charges in  connection  with the Contract as described below.

    > MORTALITY AND EXPENSE RISK CHARGE The Company  deducts a daily charge from the assets of each  Subaccount for mortality and expense risks equal to an annual rate of 0.55% of each  Subaccount's  average daily net assets.  See
      "Mortality and Expense Risk Charge," page 25.

    > PREMIUM TAX CHARGE The Company  assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract.
      This charge will usually be deducted when Annuity  Payments  begin or upon full withdrawal if the Company incurs a premium tax. Partial  withdrawals, including systematic  withdrawals,  may be subject to a premium tax charge if a premium tax is incurred on the  withdrawal  by the Company and is not refundable.  No premium tax is currently imposed in the State of New York.
      The Company reserves the right to deduct such taxes, if imposed,  when due or anytime thereafter. See "Premium Tax Charge," page 25.

    > OTHER  EXPENSES  The Company pays the  operating  expenses of the Separate
      Account.  Investment  management fees and operating  expenses of the Funds are paid by the Funds  and are  reflected  in the net asset  value of Fund shares.  For  a  description  of  these  charges  and  expenses,  see  the prospectuses for the Portfolios.

CONTACTING THE COMPANY

    You should direct all written requests,  notices,  and forms required by the
    Contract,  and any  questions or inquiries  to First  Security  Benefit Life
    Insurance and Annuity  Company of New York, 70 West Red Oak Lane, 4th Floor,
    White Plains, New York 10604.

EXPENSE TABLE
--------------------------------------------------------------------------------

    The  purpose  of this table is to assist you in  understanding  the  various costs  and  expenses  that you will  bear  directly  and  indirectly  if you
    allocate  Account  Value  to  the   Subaccounts.   The  table  reflects  any
    contractual  charges,  expenses  of the  Separate  Account,  and charges and expenses of the  Portfolios.  The table does not reflect  premium taxes that may be imposed by various jurisdictions.  See "Premium Tax Charge," page 25.
    The  information  contained  in the  table  is  not  applicable  to  amounts allocated to the Fixed Interest Account.

    For a complete description of a Contract's costs and expenses,  see "Charges
    and  Deductions,"  page  25.  For  a  more  complete   description  of  each
    Portfolio's  costs  and  expenses,  see the  Portfolio  prospectuses,  which accompany this Prospectus.

    TABLE 1
    ----------------------------------------------------------------------------

    CONTRACTOWNER TRANSACTION EXPENSES
    Sales Load on Purchase Payments                                       None

    CONTRACTUAL EXPENSES
    Annual Maintenance Fee                                                None

    ANNUAL SEPARATE ACCOUNT EXPENSES
    Annual Mortality and Expense Risk Charge
    (as a percentage of each Subaccount's average daily net assets)      0.55%
                                                                         -----
    Total Annual Separate Account Expenses                               0.55%

    ANNUAL PORTFOLIO EXPENSES (AS A PERCENTAGE OF EACH
    PORTFOLIO'S AVERAGE DAILY NET ASSETS)

                                                                         TOTAL
                                             MANAGEMENT     OTHER      PORTFOLIO
                                                FEE*       EXPENSES    EXPENSES
    T. Rowe Price New America
      Growth Portfolio                         0.85%          0%         0.85%

    T. Rowe Price Mid-Cap
      Growth Portfolio                         0.85%          0%         0.85%

    T. Rowe Price Equity
      Income Portfolio                         0.85%          0%         0.85%

    T. Rowe Price Personal
      Strategy Balanced Portfolio              0.90%          0%         0.90%

    T. Rowe Price Blue Chip
      Growth Portfolio                         0.85%          0%         0.85%

    T. Rowe Price Health
      Sciences Portfolio                       0.95%          0%         0.95%

    T. Rowe Price Equity Index
      500 Portfolio                            0.40%          0%         0.40%

    T. Rowe Price Limited-Term
      Bond Portfolio                           0.70%          0%         0.70%

    T. Rowe Price Prime
      Reserve Portfolio                        0.55%          0%         0.55%

    T. Rowe Price International
      Stock Portfolio                          1.05%          0%         1.05%
    ----------------------------------------------------------------------------
    * The  management  fee  includes  investment  management  services  and  the ordinary, recurring expenses of the Funds.
    ----------------------------------------------------------------------------

    EXAMPLES

    The example  presented below shows expenses that you would pay at the end of one,  three,  five, or ten years.  The example shows  expenses based upon an allocation of $1,000 to each of the  Subaccounts  and a hypothetical  annual return of 5%. The information presented applies if, at the end of those time periods,  the  Contract  is (1)  surrendered,  (2)  annuitized,  or (3)  not surrendered or annuitized.

    You should not consider the example below a representation of past or future expenses.  Actual expenses may be greater or lesser than those shown. The 5%
    return assumed in the example is hypothetical and should not be considered a representation  of past or future  actual  returns,  which may be greater or lesser than the assumed amount.

    EXAMPLE - You would pay the  expenses  shown below  during the  Accumulation
    Period and during the Annuity Period:

    -------------------------------------------------------------------------------------
                                                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
    New America Growth Subaccount ............    $14        $44        $77        $168
    Mid-Cap Growth Subaccount ................    $14        $44        $77        $168
    Equity Income Subaccount .................    $14        $44        $77        $168
    Personal Strategy Balanced Subaccount ....    $15        $46        $79        $174
    Blue Chip Growth Subaccount ..............    $14        $44        $77        $168
    Health Sciences Subaccount ...............    $15        $47        $82        $179
    Equity Index 500 Subaccount ..............    $10        $30        $53        $117
    Limited-Term Bond Subaccount .............    $13        $40        $69        $151
    Prime Reserve Subaccount .................    $11        $35        $61        $134
    International Stock Subaccount ...........    $16        $50        $87        $190
    -------------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

    The following condensed  financial  information  presents  accumulation unit values for each of the years in the  five-year  period  ended  December  31,
    2001,  as  well  as  ending   accumulation   units  outstanding  under  each
    Subaccount.

------------------------------------------------------------------------------------------
                                    2001      2000      1999      1998      1997      1996
NEW AMERICA GROWTH SUBACCOUNT*
Accumulation unit value:
  Beginning of period...........  $22.64    $25.47    $22.72    $19.27    $16.00    $10.00
  End of period.................  $19.85    $22.64    $25.47    $22.72    $19.27    $16.00
Accumulation units:
  Outstanding at the end of
  period........................ 140,789   157,544   172,664   188,096   170,990   143,768

EQUITY INCOME SUBACCOUNT*
Accumulation unit value:
  Beginning of period...........  $23.69    $21.07    $20.42    $18.84    $14.70    $10.00
  End of period.................  $23.91    $23.69    $21.07    $20.42    $18.84    $14.70
Accumulation units:
  Outstanding at the end of
  period........................ 210,018   205,580   307,417   341,036   320,917   181,250

PERSONAL STRATEGY BALANCED
SUBACCOUNT*
Accumulation unit value:
  Beginning of period...........  $20.38    $19.44    $18.04    $15.86    $13.51    $10.00
  End of period.................  $19.78    $20.38    $19.44    $18.04    $15.86    $13.51
Accumulation units:
  Outstanding at the end of
  period........................  81,844    82,652    89,204    94,177    76,311    39,697

BLUE CHIP GROWTH SUBACCOUNT***
Accumulation unit value:
  Beginning of period...........  $10.00
  End of period.................  $ 8.57
Accumulation units:
  Outstanding at the end of
  period........................   7,778

HEALTH SCIENCES SUBACCOUNT***
Accumulation unit value:
  Beginning of period...........  $10.00
  End of period.................  $ 9.07
Accumulation units:
  Outstanding at the end of
  period........................  12,913

EQUITY INDEX 500  SUBACCOUNT***
Accumulation unit value:
  Beginning of period...........  $10.00
  End of period.................  $ 8.76
Accumulation units:
  Outstanding at the end of
  period........................  44,260

LIMITED TERM-BOND SUBACCOUNT*
Accumulation unit value:
  Beginning of period...........  $13.47    $12.39    $12.37    $11.60    $10.92    $10.00
  End of period.................  $14.52    $13.47    $12.39    $12.37    $11.60    $10.92
Accumulation units:
  Outstanding at the end of
  period........................  35,856    29,737    35,572    40,576    41,943    33,375

MID-CAP GROWTH SUBACCOUNT**
Accumulation unit value:
  Beginning of period...........  $18.86    $17.65    $14.34    $11.82    $10.00
  End of period.................  $18.58    $18.86    $17.65    $14.34    $11.82
Accumulation units:
  Outstanding at the end of
  period........................ 192,879   213,613   187,779   155,295    91,142

PRIME RESERVE SUBACCOUNT**
Accumulation unit value:
  Beginning of period...........  $12.07    $11.44    $10.97    $10.47    $10.00
  End of period.................  $12.49    $12.07    $11.44    $10.97    $10.47
Accumulation units:
  Outstanding at the end of
  period........................  95,437    81,799    99,390    99,654    75,383

INTERNATIONAL STOCK SUBACCOUNT*
Accumulation unit value:
  Beginning of period...........  $16.34    $19.99    $15.08    $13.09    $12.77    $10.00
  End of period.................  $12.64    $16.34    $19.99    $15.08    $13.09    $12.77
Accumulation units:
  Outstanding at the end of
  period........................ 109,040   131,100   126,636   126,224   123,502    86,235
------------------------------------------------------------------------------------------
  * Subaccount commenced operations on January 19, 1996.
 ** Subaccount commenced  operations on January 2, 1997.
*** Subaccount commenced operations on February 1, 2001.

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS
--------------------------------------------------------------------------------

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

    The Company is a stock life insurance  company  organized  under the laws of the State of New York on  November  8, 1994.  The  Company  offers  variable annuity  contracts in New York and is admitted to do business in that state.
    On  September  8,  1995,  the  Company  merged  with  and is  the  successor corporation  of  Pioneer  National  Life  Insurance  Company,  a stock  life insurance  company  organized  under  the laws of the State of  Kansas.  The
    Company is a  wholly-owned  subsidiary of Security  Benefit  Group,  Inc., a financial services holding company which is wholly-owned by Security Benefit
    Life Insurance Company, a stock life insurance company,  organized under the laws of the  State  of  Kansas.  On July 31,  1998,  Security  Benefit  Life
    Insurance  Company converted from a mutual life insurance company to a stock life  insurance  company  ultimately  controlled by Security  Benefit Mutual
    Holding Company,  a Kansas mutual holding company.  Membership  interests of persons who owned Security  Benefit Life policies as of July 31, 1998 became membership  interests in Security  Benefit Mutual Holding Company as of that date, and persons who acquire policies from Security Benefit Life after that date automatically become members in the mutual holding company.

PUBLISHED RATINGS

    The  Company  may  from  time  to  time  publish  in  advertisements,  sales literature,  and  reports  to  Owners,  the  ratings  and other  information assigned to it by one or more independent rating  organizations such as A.M.
    Best Company and Standard & Poor's. The purpose of the ratings is to reflect the  financial  strength  and/or  claims-paying  ability of the  Company and should not be considered as bearing on the investment  performance of assets held in the Separate  Account.  Each year the A.M. Best Company  reviews the financial status of thousands of insurers,  culminating in the assignment of
    Best's Ratings.  These ratings reflect their current opinion of the relative financial  strength and  operating  performance  of an insurance  company in comparison to the norms of the life/health  insurance industry. In addition, the  claims-paying  ability of the  Company as measured by Standard & Poor's
    Insurance  Ratings  Services may be referred to in  advertisements  or sales literature  or in  reports to  Owners.  These  ratings  are  opinions  of an operating  insurance company's financial capacity to meet the obligations of its insurance  and annuity  policies in  accordance  with their terms.  Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT

    T. ROWE PRICE  VARIABLE  ANNUITY  ACCOUNT  OF FIRST  SECURITY  BENEFIT  LIFE
    INSURANCE AND ANNUITY COMPANY OF NEW YORK

    The Company  established  the T. Rowe Price  Variable  Annuity  Account as a
    separate  account  under New York law on November  11,  1994.  The  Contract provides that the income, gains, or losses of the Separate Account,  whether or not  realized,  are  credited  to or  charged  against  the assets of the
    Separate  Account  without regard to other income,  gains,  or losses of the
    Company. The Company owns the assets in the Separate Account and is required to maintain  sufficient  assets in the Separate Account to meet all Separate
    Account obligations under the Contract. Such Separate Account assets are not subject to claims of the  Company's  creditors.  The Company may transfer to its  General  Account  assets  that exceed  anticipated  obligations  of the
    Separate  Account.  All  obligations  arising under the Contract are general corporate  obligations of the Company. The Company may invest its own assets in the Separate  Account for other  purposes,  but not to support  contracts other than variable  annuity  contracts,  and may accumulate in the Separate
    Account proceeds from Contract charges and investment  results applicable to those assets.

    The Separate Account is currently divided into ten Subaccounts. The Contract provides  that  income,  gains and  losses,  whether  or not  realized,  are credited  to, or  charged  against,  the assets of each  Subaccount  without regard to the  income,  gains,  or losses  in the  other  Subaccounts.  Each
    Subaccount  invests  exclusively in shares of a specific Portfolio of one of the Funds. The Company may in the future establish additional Subaccounts of the Separate  Account,  which may invest in other Portfolios of the Funds or in other  securities,  mutual  funds,  or  investment  vehicles.  Under  its contract  with the  distributor,  T. Rowe Price  Investment  Services,  Inc.
    ("Investment  Services"),  the  Company  cannot  add  new  Subaccounts,   or
    substitute  shares of another  portfolio,  without the consent of Investment
    Services,  unless (1) such change is  necessary  to comply  with  applicable laws,  (2)  shares  of any or all of the  Portfolios  should  no  longer  be available  for  investment,  or (3) the  Company  receives  an opinion  from counsel  acceptable to Investment  Services that substitution is in the best interest of  Contractowners  and that  further  investment  in shares of the
    Portfolio(s)  would cause undue risk to the  Company.  For more  information about the distributor, see "Distribution of the Contract," page 47.

    The Separate  Account is registered with the SEC as a unit investment  trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve  supervision  by the SEC of the  administration  or investment practices of the Separate Account or of the Company.

THE FUNDS

    The T. Rowe  Price  Equity  Series,  Inc.,  the T. Rowe Price  Fixed  Income
    Series,  Inc.,  and  the  T.  Rowe  Price  International  Series,  Inc.  are
    diversified,  open-end management  investment  companies of the series type.
    The Funds are registered with the SEC under the 1940 Act. Such  registration does not involve  supervision  by the SEC of the  investments  or investment policy  of the  Funds.  Together,  the  Funds  currently  have ten  separate
    Portfolios,  each of  which  pursues  different  investment  objectives  and policies.

    In addition to the Separate  Account,  shares of the Funds are being sold to variable life  insurance  and variable  annuity  separate  accounts of other insurance  companies,  including  insurance  companies  affiliated  with the
    Company.  In the future,  it may be  disadvantageous  for  variable  annuity separate  accounts of other life insurance  companies,  or for both variable life insurance separate accounts and variable annuity separate accounts,  to invest  simultaneously  in the Funds.  Currently neither the Company nor the
    Funds foresee any such  disadvantages  to either variable  annuity owners or variable  life  insurance  owners.  The  management  of the Funds intends to monitor events in order to identify any material  conflicts between or among variable  annuity owners and variable life insurance owners and to determine what  action,  if any,  should be taken in  response.  In  addition,  if the
    Company  believes  that  any  Fund's  response  to any of  those  events  or conflicts insufficiently protects Owners, it will take appropriate action on its own. For more information see each Portfolio prospectus.

    A summary of the investment  objective of each Portfolio of the Funds is set forth below.  There can be no assurance  that any Portfolio will achieve its objective.  More  detailed  information  is  contained  in the  accompanying
    prospectuses  of  the  Portfolios,   including   information  on  the  risks
    associated with the investments and investment techniques of each Portfolio.

    THE PORTFOLIO  PROSPECTUSES  ACCOMPANY  THIS  PROSPECTUS  AND SHOULD BE READ
    CAREFULLY BEFORE INVESTING.

    T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

    The investment  objective of the New America  Growth  Portfolio is long-term growth of capital  through  investments  primarily  in the common  stocks of companies  operating in sectors T. Rowe Price  believes  will be the fastest growing in the United States.

    T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

    The  investment  objective  of the Mid-Cap  Growth  Portfolio  is to provide long-term capital appreciation by investing primarily in mid-cap stocks with potential for above average growth.

    T. ROWE PRICE EQUITY INCOME PORTFOLIO

    The  investment  objective  of the  Equity  Income  Portfolio  is to provide substantial  dividend  income and also  capital  appreciation  by  investing primarily in dividend-paying common stocks of established companies.

    T. ROWE PRICE PERSONAL STRATEGY BALANCED PORTFOLIO

    The investment  objective of the Personal Strategy Balanced  Portfolio is to seek the highest total return over time  consistent with an emphasis on both capital appreciation and income.

    T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

    The investment  objective of the Blue Chip Growth  Portfolio is to seek long term  capital  growth by investing  primarily in common  stocks of large and medium-sized blue chip growth companies. Income is a secondary objective.

    T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

    The investment  objective of the Health  Sciences  Portfolio is to seek long term capital  appreciation  by investing  primarily in the common  stocks of companies engaged in the research,  development,  production or distribution of  products  or  services  related to health  care,  medicine,  or the life sciences.

    T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO*

    The  investment  objective of the Equity Index 500 Portfolio is to match the performance of the Standard & Poor's 500 Stock Index(R). The S&P 500 is made up of  primarily  large  capitalization  companies  that  represent  a broad spectrum  of the U.S.  economy  and a  substantial  part of the  U.S.  stock market's total capitalization.

    T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

    The  investment  objective of the  Limited-Term  Bond Portfolio is to seek a high  level  of  income  consistent  with  moderate  price  fluctuations  in principal  value by  investing  primarily  in short-  and  intermediate-term investment grade debt securities.

    T. ROWE PRICE PRIME RESERVE PORTFOLIO

    The investment objectives of the Prime Reserve Portfolio are preservation of capital, liquidity, and, consistent with these, the highest possible current income, by investing primarily in high-quality money market securities.

    T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

    The investment  objective of the  International  Stock  Portfolio is to seek long-term growth of capital through  investments  primarily in common stocks of established, non-U.S. companies.

    *"Standard  & Poor's,"  "S&P," "S&P 500,"  "Standard & Poor's 500" and "500"
    are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by T. Rowe Price.  The  Portfolio is not  sponsored,  endorsed,  sold or promoted by Standard & Poor's and Standard & Poor's makes no  representation regarding the advisability of investing in the Portfolio.

THE INVESTMENT ADVISERS

    T. Rowe Price Associates,  Inc. ("T. Rowe Price"), located at 100 East Pratt
    Street,  Baltimore,  Maryland  21202,  serves as Investment  Adviser to each
    Portfolio,  except the T. Rowe Price International Stock Portfolio.  T. Rowe
    Price  International,  Inc. ("TRP  International"),  an affiliate of T. Rowe
    Price, serves as Investment Adviser to the T. Rowe Price International Stock
    Portfolio.  TRP  International's  U.S.  office is  located at 100 East Pratt
    Street, Baltimore,  Maryland 21202. As Investment Adviser to the Portfolios,
    T. Rowe  Price and TRP  International  are  responsible  for  selection  and management of portfolio investments. T. Rowe Price and TRP International are registered with the SEC as investment advisers.

    T. Rowe Price and TRP International are wholly-owned subsidiaries of T. Rowe
    Price Group, Inc., a publicly traded financial services holding company, and are not affiliated with the Company,  and the Company has no  responsibility for the management or operations of the Portfolios.

THE CONTRACT
--------------------------------------------------------------------------------

GENERAL

    The Company issues the Contract offered by this Prospectus. It is a flexible premium deferred variable annuity.  To the extent that you allocate all or a portion of your  purchase  payments  to the  Subaccounts,  the  Contract  is significantly  different  from a fixed  annuity  contract  in that it is the
    Owner  who  assumes  the risk of  investment  gain or loss  rather  than the
    Company.  When you are  ready  to  begin  receiving  Annuity  Payments,  the
    Contract  provides  several Annuity Options under which the Company will pay periodic  Annuity  Payments on a variable  basis,  a fixed  basis,  or both, beginning on the Annuity  Payout Date. The amount that will be available for
    Annuity   Payments  will  depend  on  the  investment   performance  of  the
    Subaccounts  to which you have  allocated  Account  Value and the  amount of interest  credited  on Account  Value that you have  allocated  to the Fixed
    Interest Account.

    The  Contract  is  available  for  purchase  by an  individual  as a non-tax qualified  retirement  plan  ("Non-Qualified  Plan").  The  Contract is also eligible for purchase as an individual  retirement annuity ("IRA") qualified under Section 408 or a Roth IRA under Section 408A, of the Internal  Revenue
    Code ("Qualified Plan"). You may name Joint Owners only on a Contract issued pursuant to a Non-Qualified Plan.

    If you are purchasing the Contract as an investment  vehicle for an IRA, you should  consider  that the  Contract  does not  provide any  additional  tax advantage to that already  available  through the IRA itself.  However,  the
    Contract  does offer  features  and  benefits in addition to  providing  tax deferral  that other  investments  may not offer,  including  death  benefit protection for your beneficiaries and annuity options which guarantee income for life.

APPLICATION FOR A CONTRACT

    If you wish to purchase a  Contract,  you may submit an  application  and an initial  purchase  payment  to the  Company,  as well as any  other  form or information  that the Company may require.  The initial purchase payment may be  made by  check  or,  if you  own  shares  of one or  more  mutual  funds distributed by Investment Services ("T. Rowe Price Funds"), you may elect on the  application to redeem shares of that fund(s) and forward the redemption proceeds  to  the  Company.  Any  such  transaction  shall  be  effected  by
    Investment  Services,  the  distributor  of the T. Rowe Price  Funds and the
    Contract.  If you  redeem  fund  shares,  it is a sale  of  shares  for  tax purposes,  which may  result in a taxable  gain or loss.  You may  obtain an application  by contacting  the Company.  The Company  reserves the right to reject an  application  or purchase  payment for any reason,  subject to the
    Company's  underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

    The maximum age of an Owner or Annuitant for which a Contract will be issued is 85. If there are Joint Owners or  Annuitants,  the maximum issue age will be determined by reference to the older Owner or Annuitant.

PURCHASE PAYMENTS

    If you are  purchasing  a Contract  as a  Non-Qualified  Plan,  the  minimum initial purchase payment is $10,000 ($5,000 if made pursuant to an Automatic
    Investment  Program).  If you are purchasing a Contract as a Qualified Plan, the minimum initial  purchase  payment is $2,000 ($25 if made pursuant to an
    Automatic  Investment  Program).  Thereafter,  you may choose the amount and frequency of purchase payments,  except that the minimum subsequent purchase payment is $1,000 ($200 if made pursuant to an Automatic Investment Program)
    for  Non-Qualified  Plans and $500  ($25 if made  pursuant  to an  Automatic
    Investment  Program) for Qualified Plans. The Company may reduce the minimum purchase payment requirements under certain circumstances, such as for group or sponsored arrangements. Cumulative purchase payments exceeding $1 million will not be accepted under a Contract without prior approval of the Company.

    The Company will apply the initial  purchase  payment not later than the end of the second  Valuation Date after the Valuation Date it is received by the
    Company at P.O.  Box 2788,  Topeka,  Kansas  66601-9804;  provided  that the purchase  payment is preceded or accompanied by an application that contains sufficient  information  to establish  an account and  properly  credit such purchase  payment.  If the Company does not receive a complete  application, the Company will notify you that it does not have the necessary  information to issue a Contract.  If you do not provide the necessary information within five  Valuation  Dates after the  Valuation  Date on which the Company first receives the initial purchase payment or if the Company determines it cannot otherwise issue the Contract,  the Company will return the initial  purchase payment to you unless you  consent to the  Company  retaining  the  purchase payment until the application is made complete.

    The Company will credit  subsequent  purchase  payments as of the end of the
    Valuation  Period  during  which they are  received.  You may make  purchase payments after the initial purchase payment at any time prior to the Annuity
    Payout Date, so long as the Owner is living.  Subsequent  purchase  payments under  a  Qualified  Plan  may be  limited  by the  terms  of the  plan  and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid under an Automatic  Investment  Program or, if you own shares of one or more T. Rowe Price  Funds,  you may  direct  Investment  Services  to redeem shares of that fund(s) and forward the redemption proceeds to the Company as a subsequent purchase payment.  The minimum initial purchase payment must be paid before the Company will accept an Automatic  Investment Program. If you redeem  fund  shares,  it is a sale of shares  for tax  purposes,  which may result in a taxable gain or loss.

ALLOCATION OF PURCHASE PAYMENTS

    In an application  for a Contract,  you select the  Subaccounts or the Fixed
    Interest  Account  to  which  purchase  payments  will  be  allocated.   The
    allocation must be a whole  percentage.  Purchase payments will be allocated according to your  instructions  contained in the application or more recent instructions received, if any, except that no purchase payment allocation is permitted  that would result in less than 5% of any payment being  allocated to any one Subaccount or the Fixed Interest  Account.  Available  allocation alternatives include the ten Subaccounts and the Fixed Interest Account. You
    may change the purchase  payment  allocation  instructions  by  submitting a proper  written  request  to the  Company.  A proper  change  in  allocation instructions will be effective upon receipt by the Company and will continue in effect until subsequently  changed.  You may change your purchase payment allocation  instructions  by telephone or by sending a request in writing to the Company.  Changes in the allocation of future purchase  payments have no effect on existing Account Value. You may,  however,  exchange Account Value among the  Subaccounts  and the  Fixed  Interest  Account  as  described  in
    "Exchanges of Account Value," page 20.

DOLLAR COST AVERAGING OPTION

    Prior to the Annuity  Payout Date,  you may dollar cost average your Account
    Value by authorizing the Company to make periodic exchanges of Account Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging  is a  systematic  method of  investing  in which  securities  are purchased at regular  intervals in fixed dollar  amounts so that the cost of the  securities  gets averaged  over time and possibly  over various  market cycles.  The option  will result in the  exchange of Account  Value from one
    Subaccount to one or more of the other Subaccounts.  Amounts exchanged under this option will be credited at the Subaccount's  price as of the end of the
    Valuation  Dates on which the exchanges  are effected.  Since the price of a
    Subaccount's  Accumulation  Units  will vary,  the  amounts  allocated  to a
    Subaccount  will result in the  crediting of a greater  number of units when the  price  is low and a lesser  number  of  units  when the  price is high.
    Similarly, the amounts exchanged from a Subaccount will result in a debiting of a greater number of units when the Subaccount's price is low and a lesser number  of units  when the price is high.  Dollar  cost  averaging  does not guarantee profits, nor does it assure that you will not have losses.

    You may request a Dollar Cost  Averaging  Request form from the Company.  On the form, you must designate whether Account Value is to be exchanged on the basis of a specific  dollar  amount,  a fixed period or earnings  only,  the
    Subaccount or  Subaccounts to and from which the exchanges will be made, the desired  frequency of the exchanges,  which may be on a monthly,  quarterly, semiannual,  or  annual  basis,  and the  length  of time  during  which the exchanges shall continue or the total amount to be exchanged over time.

    To elect the Dollar Cost  Averaging  Option,  your Account  Value must be at least $5,000, ($2,000 for a Contract funding a Qualified Plan), and a Dollar
    Cost Averaging  Request in proper form must be received by the Company.  The
    Company  will not  consider  the Dollar Cost  Averaging  Request  form to be complete until your Account Value is at least the required  amount.  You may not  have in  effect  at the same  time  Dollar  Cost  Averaging  and  Asset
    Rebalancing Options.

    After the Company has  received a Dollar  Cost  Averaging  Request in proper form,  the Company will exchange  Account Value in the amounts you designate from the Subaccount from which exchanges are to be made to the Subaccount or
    Subaccounts  you have  chosen.  The minimum  amount that may be exchanged is
    $200 and the minimum  amount that may be allocated to any one  Subaccount is
    $25. The Company will effect each  exchange on the date you specify or if no date  is  specified,  on  the  monthly,  quarterly,  semiannual,  or  annual anniversary,  whichever  corresponds to the period selected,  of the date of receipt at the Company of a Dollar Cost  Averaging  Request in proper  form.
    Exchanges will be made until the total amount elected has been exchanged, or until the Account Value in the Subaccount  from which exchanges are made has been  depleted.  Amounts  periodically  exchanged  under this option are not included  in the six  exchanges  per  Contract  Year  that  are  allowed  as discussed in "Exchanges of Account Value," page 20.

    You may instruct us to terminate  the option at any time by written  request to the Company.  In that event,  the Account  Value in the  Subaccount  from which  exchanges  were being made that has not been exchanged will remain in that  Subaccount  unless you instruct us otherwise.  If you wish to continue exchanging  on a dollar cost  averaging  basis after the  expiration  of the applicable  period,  the total  amount  elected has been  exchanged,  or the
    Subaccount has been depleted,  or after the Dollar Cost Averaging Option has been  canceled,  you must complete a new Dollar Cost  Averaging  Request and send it to the  Company.  The  Contract  must meet the $5,000  ($2,000 for a
    Contract  funding a Qualified Plan) minimum required amount of Account Value at that time.  The Company may  discontinue,  modify,  or suspend the Dollar
    Cost Averaging Option at any time provided that, as required by its contract
    with  Investment  Services,   the  Company  first  obtains  the  consent  of
    Investment Services.

    Account Value also may be dollar cost averaged to or from the Fixed Interest
    Account, subject to certain restrictions described under "The Fixed Interest
    Account," page 30.

ASSET REBALANCING OPTION

    Prior  to the  Annuity  Payout  Date,  you  may  authorize  the  Company  to automatically  exchange  Account Value each quarter to maintain a particular percentage allocation among the Subaccounts.  The Account Value allocated to each  Subaccount will grow or decline in value at different rates during the quarter, and Asset Rebalancing  automatically  reallocates the Account Value in  the  Subaccounts  each  quarter  to the  allocation  you  select.  Asset
    Rebalancing  is intended to exchange  Account  Value from those  Subaccounts that have  increased  in value to those  Subaccounts  that have  declined in value.  Over time, this method of investing may help you to buy low and sell high,  although there can be no assurance of this.  This  investment  method does  not  guarantee  profits,  nor  does it  assure  that you will not have losses.

    To elect the Asset  Rebalancing  Option,  the Account Value must be at least
    $10,000  ($2,000  for a  Contract  funding  a  Qualified  Plan) and an Asset
    Rebalancing Request in proper form must be received by the Company.  You may not  have in  effect  at the same  time  Dollar  Cost  Averaging  and  Asset
    Rebalancing  Options.  An Asset  Rebalancing  Request form is available upon request.  On the form, you must indicate the applicable  Subaccounts and the percentage  of  Account  Value  which  should  be  allocated  to each of the applicable  Subaccounts each quarter under the Asset Rebalancing  Option. If the Asset Rebalancing Option is elected,  all Account Value allocated to the
    Subaccounts must be included in the Asset Rebalancing Option.

    This option will result in the  exchange of Account  Value to one or more of the Subaccounts on the date you specify or, if no date is specified,  on the date of the  Company's  receipt of the Asset  Rebalancing  Request in proper form and on each quarterly  anniversary of the applicable  date  thereafter.
    The amounts  exchanged will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the exchanges are effected.  Amounts periodically  exchanged  under  this  option  are  not  included  in the six exchanges per Contract Year that are allowed as discussed below.

    You may instruct us to terminate this option at any time by written  request to the Company.  This option will terminate  automatically in the event that you exchange Account Value (outside the Asset Rebalancing option) by written request or telephone instructions. In either event, the Account Value in the
    Subaccounts  that has not been  exchanged  will remain in those  Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to resume Asset  Rebalancing  after it has been canceled,  you must complete a new Asset  Rebalancing  Request  form and send it to the Company.
    The Account  Value at the time the request is made must be at least  $10,000
    ($2,000  for  a  Contract   funding  a  Qualified  Plan).  The  Company  may
    discontinue,  modify,  or suspend the Asset  Rebalancing  Option at any time provided  that, as required by its contract with  Investment  Services,  the
    Company first obtains the consent of Investment Services.

    Account  Value  allocated to the Fixed  Interest  Account may be included in
    Asset  Rebalancing,  subject to certain  restrictions  described  under "The
    Fixed Interest Account," page 30.

EXCHANGES OF ACCOUNT VALUE

    Prior to the Annuity Payout Date,  you may exchange  Account Value among the
    Subaccounts  upon proper  written  request to the Company.  You may exchange
    Account  Value  (other than  exchanges  in  connection  with the Dollar Cost
    Averaging or Asset Rebalancing Options) by telephone if an Authorization for
    Telephone  Requests form has been properly  completed,  signed, and filed at the  Company.  Up to six  exchanges  are allowed in any Contract  Year.  The minimum  exchange  amount is $500  ($200  under the  Dollar  Cost  Averaging
    Option), or the amount remaining in a given Subaccount.

    You may also exchange  Account Value between the  Subaccounts  and the Fixed
    Interest Account; however,  exchanges from the Fixed Interest Account to the
    Subaccounts  are  restricted as described in "The Fixed  Interest  Account,"
    page 30. For a discussion of exchanges  after the Annuity  Payout Date,  see
    "Annuity Payments," page 26.

    The Contract is not designed for professional "market timing" organizations, or other organizations or individuals  engaging in a market timing strategy, or making  programmed  exchanges,  frequent  exchanges or exchanges that are large in  relation  to the total  assets of the  Portfolios.  These kinds of strategies and exchange activities are disruptive to the Portfolios in which the  Subaccounts  invest.  If the  Company  determines  that  your  exchange patterns among the Subaccounts are disruptive to the Portfolios, the Company may  among  other  things,  restrict  or  discontinue  the  availability  of telephone exchanges or other electronic exchanges. We may also refuse to act on exchange instructions of an agent acting under a power of attorney who is acting on behalf of one or more Owners.  Also, the Portfolios  have in place excessive trading limits which are disclosed in the Portfolio  prospectuses.
    These  excessive  trading limits also apply to exchanges  under the Contract and may be more  restrictive  than the six exchanges  permitted per Contract
    Year.

ACCOUNT VALUE

    The Account  Value is the sum of the amounts under the Contract held in each
    Subaccount and the Fixed Interest Account. Account Value is determined as of any  Valuation  Date during the  Accumulation  Period and during the Annuity
    Period under Annuity Options 5 through 7.

    On each Valuation  Date,  the portion of the Account Value  allocated to any particular  Subaccount will be adjusted to reflect the investment experience of that  Subaccount for that date.  See  "Determination  of Account  Value,"
    below. No minimum amount of Account Value is guaranteed. You bear the entire investment  risk  relating to the  investment  performance  of Account Value allocated to the Subaccounts.

DETERMINATION OF ACCOUNT VALUE

    Account  Value will vary to a degree  that  depends  upon  several  factors, including  investment  performance  of the  Subaccounts  to  which  you have allocated Account Value,  payment of subsequent  purchase payments,  partial withdrawals,  Annuity  Payments  under  Options 5 through 7, and the charges assessed in  connection  with the  Contract.  The amounts  allocated  to the
    Subaccounts  will be invested in shares of the  corresponding  Portfolios of the Funds.  The  investment  performance  of the  Subaccounts  will  reflect increases or decreases in the net asset value per share of the corresponding
    Portfolios and any dividends or distributions  declared by the corresponding
    Portfolios.  Any  dividends  or  distributions  from any  Portfolio  will be automatically  reinvested  in  shares  of the  same  Portfolio,  unless  the
    Company, on behalf of the Separate Account, elects otherwise.

    Assets in the Subaccounts  are divided into  Accumulation  Units,  which are accounting units of measure used to calculate the value of a Contractowner's interest  in  a  Subaccount.  When  you  allocate  purchase  payments  to  a
    Subaccount, your Contract is credited with Accumulation Units. The number of
    Accumulation  Units to be credited  is  determined  by  dividing  the dollar amount  allocated  to  the  particular  Subaccount  by  the  price  for  the particular  Subaccount  as of the end of the  Valuation  Period in which the purchase payment is credited.

    In  addition,  other  transactions  including  full or partial  withdrawals, exchanges,  Annuity  Payments  under Options 5 through 7, and  assessment of premium taxes against the  Contract,  all affect the number of  Accumulation
    Units  credited  to a Contract.  The number of units  credited or debited in connection  with any such  transaction  is determined by dividing the dollar amount of such  transaction  by the price of the  affected  Subaccount.  The price of each  Subaccount  is determined  on each  Valuation  Date as of the close of the New York  Stock  Exchange,  normally  3:00 p.m.  Central  time.
    Transactions received after that time on any Valuation Date will be effected at the price  determined on the following  Valuation Date. The price of each
    Subaccount  may be  determined  earlier  if  trading  on the New York  Stock
    Exchange is restricted or as permitted by the SEC.

    The number of Accumulation  Units credited to a Contract will not be changed by any subsequent change in the value of an Accumulation Unit, but the price of an  Accumulation  Unit may vary from  Valuation  Date to  Valuation  Date depending  upon the  investment  experience  of the  Subaccount  and charges against the Subaccount.

    The price of each Subaccount's units initially was $10. Determination of the price of a Subaccount  takes into account the following:  (1) the investment
    performance  of  the   Subaccount,   which  is  based  upon  the  investment
    performance of the  corresponding  Portfolio of the Funds, (2) any dividends or distributions paid by the corresponding  Portfolio,  (3) the charges,  if any,  that may be  assessed by the  Company  for taxes  attributable  to the operation of the  Subaccount,  and (4) the mortality and expense risk charge under the Contract.

FULL AND PARTIAL WITHDRAWALS

    Prior to the Annuity  Payout Date,  you may  surrender  the Contract for its
    Withdrawal  Value or make a partial  withdrawal of Account  Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from the
    Account Value at any time while the Owner is living, subject to restrictions on partial  withdrawals of Account Value from the Fixed Interest Account and limitations under applicable law.  Withdrawals after the Annuity Payout Date are  permitted  only  under  Annuity  Options  5  through  7.  See  "Annuity
    Payments," page 26. A full or partial  withdrawal  request will be effective as of the end of the  Valuation  Period  that a proper  written  request  is received by the Company.  A proper written  request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.
    You may  direct  Investment  Services  to apply  the  proceeds  of a full or partial  withdrawal  to the purchase of shares of one or more of the T. Rowe
    Price Funds by so indicating in your written withdrawal request.

    The  proceeds  received  upon  a full  withdrawal  will  be  the  Contract's
    Withdrawal  Value.  The Withdrawal Value is equal to the Account Value as of the end of the Valuation Period during which a proper withdrawal  request is received by the Company, less any premium taxes due and paid by the Company.

    You may request a partial  withdrawal  as a specified  percentage  or dollar amount of Account Value.  Each partial  withdrawal must be for at least $500 except  systematic  withdrawals  discussed  below.  A request  for a partial withdrawal  will result in a payment by the Company in  accordance  with the amount  specified  in the partial  withdrawal  request.  Upon  payment,  the
    Account  Value  will be reduced by an amount  equal to the  payment  and any applicable  premium tax. If a partial  withdrawal  is  requested  that would leave the  Withdrawal  Value in the Contract  less than $2,000,  the Company reserves the right to treat the partial  withdrawal  as a request for a full withdrawal.

    The amount of a partial  withdrawal  will be deducted from the Account Value in the  Subaccounts  and  the  Fixed  Interest  Account,  according  to your instructions  to  the  Company,  subject  to  the  restrictions  on  partial withdrawals  from  the  Fixed  Interest  Account.  See "The  Fixed  Interest
    Account,"  page 30. If you do not specify the  allocation,  the Company will contact you for instructions,  and the withdrawal will be effected as of the end of the Valuation Period in which such instructions are obtained.  A full or partial withdrawal,  including a systematic withdrawal, may be subject to a premium tax charge to  reimburse  the Company for any tax on premiums on a
    Contract  that may be  imposed by various  states  and  municipalities.  See
    "Premium Tax Charge," page 25.

    A full or partial withdrawal,  including a systematic withdrawal, may result in receipt of taxable  income to the Owner and, if made prior to the Owner's attaining  age 59 1/2,  may be  subject  to a 10%  penalty  tax.  You should carefully  consider the tax consequences of a withdrawal under the Contract.
    See "Federal Tax Matters," page 34.

SYSTEMATIC WITHDRAWALS

    The Company  currently offers a feature under which you may elect to receive systematic  withdrawals  of Account  Value by  sending a properly  completed
    Systematic  Withdrawal Request form to the Company.  Systematic  withdrawals are  available  only  prior  to the  Annuity  Payout  Date.  You may  direct
    Investment Services to apply the proceeds of a systematic  withdrawal to the purchase  of  shares  of  one or  more  of the T.  Rowe  Price  Funds  by so indicating on the Systematic  Withdrawal Request form. A proper request must include  the  written  consent  of any  effective  assignee  or  irrevocable
    Beneficiary,  if  applicable.  You may designate the  systematic  withdrawal amount as a percentage of Account Value allocated to the Subaccounts  and/or
    Fixed Interest Account, as a specified dollar amount, as all earnings in the
    Contract, or as based upon the life expectancy of the Owner or the Owner and a  beneficiary,  and the desired  frequency of the  systematic  withdrawals, which may be  monthly,  quarterly,  semiannual,  or annual.  You may stop or modify systematic  withdrawals upon proper written request to the Company at
    least  30  days  in  advance  of  the  requested   date  of  termination  or
    modification.

    Each systematic withdrawal must be at least $100. Upon payment, your Account
    Value will be reduced by an amount  equal to the payment  proceeds  plus any applicable  premium taxes. Any systematic  withdrawal that equals or exceeds the Withdrawal Value will be treated as a full withdrawal.  In no event will payment of a systematic withdrawal exceed the Withdrawal Value. The Contract
    will  automatically   terminate  if  a  systematic   withdrawal  causes  the
    Contract's Withdrawal Value to equal zero.

    The  Company  will effect each  systematic  withdrawal  as of the end of the
    Valuation  Period during which the  withdrawal  is scheduled.  The deduction caused by the systematic  withdrawal will be allocated to your Account Value
    in  the   Subaccounts   and  the  Fixed  Interest   Account  based  on  your
    instructions.

    The Company may, at any time,  discontinue,  modify,  or suspend  systematic withdrawals  provided  that,  as required by its  contract  with  Investment
    Services,  the Company  first  obtains the consent of  Investment  Services.
    Systematic  withdrawals  from Account Value  allocated to the Fixed Interest
    Account must  provide for payments  over a period of not less than 36 months as  described  under  "The  Fixed  Interest  Account,"  page 30.  You should
    consider  carefully  the  tax  consequences  of  a  systematic   withdrawal,
    including  the 10%  penalty  tax  imposed on  withdrawals  made prior to the
    Owner's attaining age 59 1/2. See "Federal Tax Matters," page 34.

FREE-LOOK RIGHT

    You may return a Contract  within the  Free-Look  Period,  which is a 30-day period  beginning  when you receive the Contract (or a 60-day  period if you are  purchasing  your Contract in connection  with a replacement  of another annuity or a life insurance  contract).  If you return your Contract  during the Free-Look  Period,  the returned  Contract will then be deemed void. The
    Company will refund any purchase  payments  allocated to the Fixed  Interest
    Account  plus  the  Account  Value in the  Subaccounts  as of the end of the
    Valuation Period during which the returned Contract is postmarked for return to the Company.  The Company will return purchase payments  allocated to the
    Subaccounts rather than Account Value in those  circumstances in which it is required to do so.

DEATH BENEFIT

    If the Owner dies during the Accumulation  Period,  the Company will pay the death benefit  proceeds to the  Designated  Beneficiary  upon receipt of due proof  of  death  and  instructions  regarding  payment  to  the  Designated
    Beneficiary.  If there are Joint Owners,  the death benefit proceeds will be payable  upon  receipt  of due proof of death of  either  Owner  during  the
    Accumulation  Period and instructions  regarding  payment.  If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations.
    See "Distribution Requirements" below. If the Owner is not a natural person, the death  benefit  proceeds  will be payable  upon  receipt of due proof of death of the  Annuitant  during the  Accumulation  Period  and  instructions regarding  payment,  and the amount of the death benefit is based on the age of the oldest Annuitant on the date the Contract was issued. If the death of an Owner  occurs on or after  the  Annuity  Payout  Date,  no death  benefit proceeds  will be payable  under the  Contract,  except that any  guaranteed
    Annuity Payments  remaining unpaid will continue to be paid to the Annuitant pursuant to the Annuity  Option in force at the date of death.  See "Annuity
    Options," page 27.

    The death benefit  proceeds will be the death benefit reduced by any premium taxes due or paid by the Company.  If an Owner dies during the  Accumulation
    Period and the age of each Owner was 75 or younger on the date the  Contract was issued,  the amount of the death benefit will be the greatest of (1) the
    Account  Value as of the end of the  Valuation  Period in which due proof of death and instructions  regarding  payment are received by the Company,  (2)
    the total purchase  payments received less any reductions caused by previous withdrawals,  or (3) the  stepped-up  death benefit.  The  stepped-up  death benefit is: (a) the highest death benefit on any annual Contract anniversary that is both an exact  multiple of five and occurs prior to the oldest Owner attaining age 76, plus (b) any purchase  payments made since the  applicable fifth  annual  Contract  anniversary,  less (c) any  withdrawals  since  the applicable anniversary.

    If an Owner dies during the Accumulation  Period and the Contract was issued to the Owner  after age 75,  the  amount  of the death  benefit  will be the
    Account  Value as of the end of the  Valuation  Period in which due proof of death and instructions regarding payment are received by the Company.

    The  Company  will  pay  the  death  benefit   proceeds  to  the  Designated
    Beneficiary in a single sum or under one of the Annuity Options,  as elected by the Designated  Beneficiary.  If the Designated Beneficiary is to receive
    Annuity  Payments  under  an  Annuity  Option,  there  may be  limits  under applicable  law on the amount and duration of payments that the  Beneficiary may receive,  and requirements  respecting timing of payments. A tax adviser should be  consulted  in  considering  Annuity  Options.  See  "Federal  Tax
    Matters," page 34 for a discussion of the tax  consequences  in the event of death.

DISTRIBUTION REQUIREMENTS

    For  Contracts  issued  in  connection  with  Non-Qualified  Plans,  if  the surviving  spouse of the deceased Owner is the sole Designated  Beneficiary, such spouse may elect to continue the Contract in force until the earlier of the surviving  spouse's  death or the Annuity  Payout Date or to receive the death  benefit  proceeds.  For  any  Designated  Beneficiary  other  than  a surviving spouse, only those options may be chosen that provide for complete distribution  of the Owner's  interest in the Contract  within five years of the death of the Owner.  If the Designated  Beneficiary is a natural person, that person  alternatively  can elect to begin  receiving  Annuity  Payments within one year of the Owner's death over a period not extending  beyond his or her  life or life  expectancy.  If the  Owner  of the  Contract  is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

    For Contracts  issued in connection with Qualified  Plans,  the terms of any
    Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on  distributions  following the death of the
    Owner or  Annuitant.  Because the rules  applicable  to Qualified  Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT

    If the Annuitant  dies prior to the Annuity  Payout Date, and the Owner is a natural person and is not the Annuitant,  no death benefit  proceeds will be payable  under the Contract.  The Owner may name a new  Annuitant  within 30 days of the Annuitant's  death. If a new Annuitant is not named, the Company will  designate the Owner as Annuitant.  On the death of the Annuitant on or after the Annuity  Payout Date, any guaranteed  Annuity  Payments  remaining unpaid will continue to be paid to the  Designated  Beneficiary  pursuant to the Annuity  Option in force at the date of death.  See  "Annuity  Options,"
    page 27.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISK CHARGE

    The Company  deducts a daily charge from the assets of each  Subaccount  for mortality and expense  risks assumed by the Company under the Contract.  The charge  is equal to an  annual  rate of 0.55% of each  Subaccount's  average daily net assets.  This amount is  intended  to  compensate  the Company for certain  mortality  and expense  risks the Company  assumes in offering  and administering the Contract and in operating the Subaccounts.

    The expense risk borne by the Company is the risk that the Company's  actual expenses  in issuing  and  administering  the  Contract  and  operating  the
    Subaccounts  will be more than the profit  realized  from the  mortality and expense risk  charge.  The  mortality  risk borne by the Company is the risk that Annuitants,  as a group, will live longer than the Company's  actuarial tables predict.  In this event, the Company guarantees that Annuity Payments will not be affected by a change in mortality experience that results in the payment of greater  annuity income than assumed under the Annuity Options in the Contract.  The Company  assumes a mortality risk in connection  with the death benefit under the Contract.

    The Company may  ultimately  realize a profit from the mortality and expense risk  charge  to  the  extent  it is  not  needed  to  cover  mortality  and administrative  expenses,  but the  Company may realize a loss to the extent the charge is not  sufficient.  The Company may use any profit  derived from
    this  charge  for  any  lawful   purpose,   including  any  promotional  and
    administrative expenses.

PREMIUM TAX CHARGE

    Various  states  and  municipalities  impose a tax on  premiums  on  annuity contracts received by insurance  companies.  Whether or not a premium tax is imposed  will  depend  upon,  among  other  things,  the  Owner's  state  of residence,  the Annuitant's  state of residence,  and the insurance tax laws and the  Company's  status in a  particular  state.  The Company  assesses a premium tax charge to reimburse  itself for premium  taxes that it incurs in connection  with a Contract.  This charge will be deducted  upon the Annuity
    Payout Date, upon full or partial  withdrawal,  or upon payment of the death benefit,  if premium taxes are incurred at that time and are not refundable.
    No premium tax is  currently  imposed in the State of New York.  The Company reserves the right to deduct premium taxes, if imposed, when due or any time thereafter.

OTHER CHARGES

    The  Company  may charge the  Separate  Account or the  Subaccounts  for the federal, state, or local taxes incurred by the Company that are attributable to the Separate  Account or the  Subaccounts,  or to the  operations  of the
    Company with respect to the Contract, or that are attributable to payment of premiums  or  acquisition  costs  under  the  Contract.  No such  charge  is currently assessed. See "Tax Status of the Company and the Separate Account"
    and "Charge for the Company's Taxes," page 34.

GUARANTEE OF CERTAIN CHARGES

    The Company  guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.55% of each  Subaccount's  average  daily net assets.

FUND EXPENSES

    Each Subaccount purchases shares at the net asset value of the corresponding
    Portfolio  of the Funds.  Each  Portfolio's  net asset  value  reflects  the investment  management fee and any other expenses that are deducted from the assets  of the Fund.  These  fees and  expenses  are not  deducted  from the
    Subaccount,  but are paid from the assets of the corresponding Portfolio. As a result,  you indirectly bear a pro rata portion of such fees and expenses.
    The  management  fees and  other  expenses,  if any,  which  are more  fully described in the  Portfolio  prospectuses,  are not specified or fixed under the terms of the Contract,  and the Company bears no responsibility for such fees and expenses.

ANNUITY PAYMENTS
--------------------------------------------------------------------------------

GENERAL

    You may select the Annuity Payout Date at the time of  application.  You may not defer the  Annuity  Payout Date beyond the  Annuitant's  90th  birthday, although  the terms of a Qualified  Plan and the laws of certain  states may require you to begin receiving Annuity Payments at an earlier age. If you do not select an Annuity Payout Date, the Annuity Payout Date will be the later of the Annuitant's  70th birthday or the fifth annual Contract  Anniversary;
    however,  if the Owner has not  selected  an Annuity  Payout  Date,  Annuity
    Payments  will not begin until the Company  receives  specific  instructions from the Owner.  See  "Selection  of an Option," page 28. If there are Joint
    Annuitants,  the birth date of the older Annuitant will be used to determine the latest  Annuity  Payout  Date. A letter will be sent to the Owner on the proposed  Annuity Payout Date requesting that the Owner confirm this date or select a new date.

    On the Annuity  Payout  Date,  the Account  Value as of that date,  less any premium  taxes,  will be applied  to  provide  an  annuity  under one of the
    Options  described  below.  Each  Option is  available  either as a variable annuity  supported by the Subaccounts or as a fixed annuity supported by the
    Fixed  Interest  Account.  A combination  variable and fixed annuity is also available  under Options 5 through 7. Your payment  choices for each Annuity
    Option are set forth in the table below.

    --------------------------------------------------------------------------------------
                                                                               COMBINATION
                                                                                 VARIABLE
            ANNUITY                                VARIABLE        FIXED        AND FIXED
             OPTION                                ANNUITY        ANNUITY        ANNUITY
    --------------------------------------------------------------------------------------
    Option 1 - Life Income                            X              X
    --------------------------------------------------------------------------------------
    Option 2 - Life Income with Period Certain        X              X
    --------------------------------------------------------------------------------------
    Option 3 - Life Income with Installment Refund    X              X
    --------------------------------------------------------------------------------------
    Option 4 - Joint and Last Survivor                X              X
    --------------------------------------------------------------------------------------
    Option 5 - Payments for a Specified Period        X              X              X
    --------------------------------------------------------------------------------------
    Option 6 - Payments of a Specified Amount         X              X              X
    --------------------------------------------------------------------------------------
    Option 7 - Age Recalculation                      X              X              X
    --------------------------------------------------------------------------------------

    Variable Annuity Payments will fluctuate with the investment  performance of the applicable Subaccounts while fixed Annuity Payments will not. Unless you direct otherwise, Account Value allocated to the Subaccounts will be applied to  purchase a variable  annuity and Account  Value  allocated  to the Fixed
    Interest  Account will be applied to purchase a fixed  annuity.  The Company will make Annuity Payments on a monthly,  quarterly,  semiannual,  or annual basis.  No Annuity  Payments  will be made for less than $20. You may direct
    Investment Services to apply the proceeds of an Annuity Payment to shares of one or more of the T. Rowe Price Funds by  submitting  a written  request to the Company.  If the frequency of payments selected would result in payments of less than $20, the Company reserves the right to change the frequency.

    You may  designate  or change an Annuity  Payout  Date,  Annuity  Option and
    Annuitant,  provided  proper  written  notice is  received at the Company at least 30 days prior to the Annuity Payout Date. The date selected as the new
    Annuity  Payout Date must be at least 30 days after the date written  notice requesting a change of Annuity Payout Date is received by the Company.

EXCHANGES AND WITHDRAWALS

    During the Annuity Period,  you may exchange  Account Value or Payment Units among the Subaccounts upon proper written request to the Company.  Up to six exchanges are allowed in any Contract Year. Exchanges are not allowed within
    30 days of the Annuity  Payout Date.  Exchanges of Account  Value or Payment
    Units during the Annuity Period will result in future Annuity Payments based upon the performance of the Subaccounts to which the exchange is made.

    You may exchange  Payment  Units under  Options 1 through 4 and may exchange
    Account Value among the  Subaccounts  and the Fixed  Interest  Account under
    Options 5 through 7, subject to the restrictions on exchanges from the Fixed
    Interest Account described under the "Fixed Interest  Account," page 30. The minimum  amount of Account  Value that may be exchanged is $500 or, if less, the amount remaining in the Fixed Interest Account or Subaccount.

    Once Annuity  Payments have  commenced,  an Annuitant or Owner cannot change the Annuity Option and generally cannot surrender his or her annuity for the
    Withdrawal  Value.  Full  and  partial  withdrawals  of  Account  Value  are available,  however,  during the Annuity  Period under  Options 5 through 7, subject to the restrictions on withdrawals from the Fixed Interest  Account.
    Partial  withdrawals  during the  Annuity  Period  will reduce the amount of future Annuity Payments.

ANNUITY OPTIONS

    The Contract  provides for seven Annuity Options.  Other Annuity Options may be available  upon request at the  discretion of the Company.  If no Annuity
    Option has been  selected,  Annuity  Payments  will be made to the Annuitant under Option 2 which shall be an annuity payable monthly during the lifetime of the Annuitant with payments  guaranteed to be made for 10 years. A letter will be sent to the Owner on the  Annuity  Payout  Date to notify  the Owner that  Option 2 will be  selected  and to give the Owner the  opportunity  to confirm this Annuity  Option or to select a different  Annuity  Option.  The
    Annuity Options are set forth below.

    OPTION 1 - LIFE INCOME  Periodic  Annuity  Payments  will be made during the lifetime of the Annuitant. It is possible under this Option for an Annuitant to receive only one Annuity Payment if the Annuitant's  death occurred prior to the due date of the second Annuity  Payment,  two if death occurred prior to the due date of the  third  Annuity  Payment,  etc.  THERE IS NO  MINIMUM
    NUMBER OF PAYMENTS  GUARANTEED  UNDER THIS OPTION.  PAYMENTS  CEASE UPON THE
    DEATH OF THE ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

    OPTION  2 - LIFE  INCOME  WITH  PERIOD  CERTAIN  OF 5, 10,  15,  OR 20 YEARS
    Periodic  Annuity Payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant,  payments have been made for less than a stated period,  which may be 5, 10, 15, or 20 years, as elected,  Annuity  Payments  will be continued  during the remainder of such period to the Designated  Beneficiary.  UPON THE ANNUITANT'S DEATH AFTER THE
    PERIOD CERTAIN, NO FURTHER ANNUITY PAYMENTS WILL BE MADE.

    OPTION 3 - LIFE  INCOME WITH  INSTALLMENT  OR UNIT  REFUND  OPTION  Periodic
    Annuity  Payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant,  the number of payments that has been made is less than the  number  determined  by  dividing  the amount applied  under  this  Option by the  amount of the  first  payment,  Annuity
    Payments will be continued to the Designated  Beneficiary  until that number of Annuity Payments has been made.

    OPTION 4 - JOINT AND LAST SURVIVOR  Periodic  Annuity  Payments will be made during the lifetime of the Annuitants. Annuity Payments will be made as long as either  Annuitant  is living.  Upon the death of one  Annuitant,  Annuity
    Payments continue to the surviving  annuitant at the same or a reduced level of 75%,  66 2/3% or 50% of Annuity  Payments  as elected by the Owner at the time the Annuity Option is selected. With respect to fixed Annuity Payments, the amount of the Annuity  Payment  and,  with  respect to variable  Annuity
    Payments,  the number of Payment Units used to determine the Annuity Payment is reduced as of the first Annuity Payment following the Annuitant's  death.
    It is possible under this Option for only one Annuity  Payment to be made if both  Annuitants  died prior to the second Annuity  Payment due date, two if both died prior to the third Annuity  Payment due date,  etc. AS IN THE CASE
    OF OPTION 1, THERE IS NO MINIMUM  NUMBER OF PAYMENTS  GUARANTEED  UNDER THIS
    OPTION.  PAYMENTS  CEASE  UPON THE  DEATH OF THE LAST  SURVIVING  ANNUITANT,
    REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

    OPTION 5 - PAYMENTS FOR SPECIFIED  PERIOD Periodic  Annuity Payments will be made for a fixed period,  which may be from 5 to 20 years, as elected by the
    Owner.  The amount of each annuity payment is determined by dividing Account
    Value by the number of Annuity Payments  remaining in the period. If, at the death of the  Annuitant,  payments have been made for less than the selected fixed period,  the remaining  unpaid payments will be paid to the Designated
    Beneficiary.

    OPTION 6 - PAYMENTS OF A SPECIFIED  AMOUNT Periodic  Annuity Payments of the
    amount  elected by the Owner will be made until  Account Value is exhausted, with the guarantee  that, if, at the death of the Annuitant,  all guaranteed payments have not yet been made, the remaining  unpaid payments will be paid to the Designated  Beneficiary.  This Option is available only for Contracts issued in connection with Non-Qualified Plans.

    OPTION 7 - AGE  RECALCULATION  Periodic  Annuity Payments will be made based upon the Annuitant's  life  expectancy,  or the joint life expectancy of the
    Annuitant  and a  beneficiary,  at the  Annuitant's  attained  age  (and the beneficiary's  attained  or  adjusted  age, if  applicable)  each year.  The payments are computed by reference to  government  actuarial  tables and are made until Account  Value is  exhausted.  Upon the  Annuitant's  death,  any
    Account Value will be paid to the Designated Beneficiary.

SELECTION OF AN OPTION

    You should  carefully  review the Annuity Options with your financial or tax adviser.  For Contracts used in connection with a Qualified Plan,  reference should be made to the terms of the particular  plan and the  requirements of the  Internal  Revenue Code for  pertinent  limitations  respecting  Annuity
    Payments and other matters. For instance,  Qualified Plans generally require that  Annuity  Payments  begin no later  than April 1 of the  calendar  year following the year in which the  Annuitant  reaches age 70 1/2. In addition, under Qualified  Plans,  the period elected for receipt of Annuity  Payments under Annuity  Options  (other than life income)  generally may be no longer than the joint life  expectancy of the Annuitant and beneficiary in the year that the  Annuitant  reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than 10 years  younger than the  Annuitant.  For  Non-Qualified  Plans,  the
    Company  does  not  allow  Annuity   Payments  to  be  deferred  beyond  the
    Annuitant's 90th birthday.

ANNUITY PAYMENTS

    Annuity Payments under Options 1 through 4 are based upon annuity rates that vary with the Annuity  Option  selected.  The annuity  rates will vary based upon the age and sex of the  Annuitant,  except that  unisex  rates are used where required by law. The annuity rates reflect your life expectancy  based upon your age as of the Annuity Payout Date and gender,  unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table adjusted to reflect an assumed interest rate of 3.5% or 5%, compounded  annually,  as selected by the Owner.  In the case of Options 5, 6 and 7, Annuity  Payments are based upon Account Value without  regard to annuity  rates.  The Company calculates variable Annuity Payments under Options 1 through 4 using Payment
    Units.  The value of a Payment Unit for each  Subaccount is determined as of each  Valuation  Date and was initially  $1.00.  The Payment Unit value of a
    Subaccount as of any  subsequent  Valuation  Date is determined by adjusting the Payment  Unit value on the previous  Valuation  Date for (1) the interim performance of the  corresponding  Portfolio of the Funds; (2) any dividends or distributions paid by the corresponding  Portfolio; (3) the mortality and expense risk charge;  (4) the charges,  if any,  that may be assessed by the
    Company for taxes  attributable to the operation of the Subaccount;  and (5)
    the assumed interest rate.

    The Company  determines  the number of Payment Units used to calculate  each variable  annuity payment as of the Annuity Payout Date. As discussed above, the Contract  specifies annuity rates for Options 1 through 4, which are the guaranteed  minimum dollar amount of monthly annuity payment for each $1,000 of Account Value, less any applicable  premium taxes,  applied to an Annuity
    Option. The Account Value as of the Annuity Payout Date, less any applicable premium taxes, is divided by $1,000 and the result is multiplied by the rate per $1,000  specified in the annuity tables to determine the initial Annuity
    Payment for a variable  annuity and the guaranteed  monthly  Annuity Payment for a fixed annuity.

    On the Annuity Payout Date, the Company divides the initial variable Annuity
    Payment by the value as of that date of the Payment Unit for the  applicable
    Subaccount  to  determine  the  number  of  Payment  Units  to  be  used  in calculating  subsequent  Annuity Payments.  If variable Annuity Payments are allocated to more than one  Subaccount,  the number of Payment Units will be determined by dividing the portion of the initial  variable  Annuity Payment allocated to a Subaccount by the value of that Subaccount's  Payment Unit as of the  Annuity  Payout  Date.  The  initial  variable  Annuity  Payment  is allocated to the  Subaccounts in the same proportion as the Account Value is allocated as of the Annuity  Payout Date.  The number of Payment  Units will remain constant for subsequent Annuity Payments,  unless the Owner exchanges
    Payment Units among Subaccounts.

    Subsequent  variable  Annuity  Payments are  calculated by  multiplying  the number  of  Payment  Units  allocated  to a  Subaccount  by the value of the
    Payment Unit as of the date of the Annuity  Payment.  If the Annuity Payment is allocated to more than one  Subaccount,  the Annuity  Payment is equal to the sum of the payment amount determined for each Subaccount.  An example is set forth below of an Annuity Payment  calculation  under Option 2, assuming purchase of a Contract by a 60-year-old male with Account Value of $100,000.

   -----------------------------------------------------------------------------

   Account Value                   $100,000                  $100,000
   Premium Tax                            0                  --------  = 100
                                   --------                   $1,000
   Proceeds Under the Contract     $100,000

   Amount determined by reference to annuity
   table for a male, age 60 under Option 2..........................   $4.78

   First Variable Annuity Payment (100 x $4.78).....................   $ 478

                                                                      NUMBER OF
                                                        PAYMENT        PAYMENT
                                          FIRST           UNIT          UNITS
                        ALLOCATION       VARIABLE       VALUE ON       USED TO
                          OF NET         ANNUITY        ANNUITY       DETERMINE
                         PURCHASE        PAYMENT         PAYOUT       SUBSEQUENT
   SUBACCOUNT            PAYMENT        ALLOCATION        DATE         PAYMENTS

   Equity Income           50%           $239.00    /    $1.51    =    158.2781
   International Stock     50%            239.00    /     1.02    =    234.3137
                                          ------
                                         $478.00

                                   NUMBER
                                 OF PAYMENT
                                 UNITS USED          PAYMENT          AMOUNT OF
                                TO DETERMINE        UNIT VALUE        SUBSEQUENT
                                 SUBSEQUENT         ON ANNUAL          ANNUITY
   SUBACCOUNT                     PAYMENTS          RESET DATE         PAYMENTS

   Equity Income                  158.2781     x      $1.60       =    $253.24
   International Stock            234.3137     x       1.10       =     257.74
                                                                       -------
   Subsequent Variable Annuity Payment..............................   $510.98
   ----------------------------------------------------------------------------

ASSUMED INTEREST RATE

    As discussed above, the annuity rates for Options 1 through 4 are based upon an assumed interest rate of 3.5% or 5%, compounded annually, as you elect at the time the Annuity Option is selected. Variable Annuity Payments generally increase or decrease  from one Annuity  Payment  date to the next based upon the net  performance  (returns  after fees and  expenses) of the  applicable
    Subaccounts  during the interim  period  adjusted  for the assumed  interest rate.  If the net  performance  of the  Subaccounts  is equal to the assumed interest rate, Annuity Payments will remain constant. If the net performance of the Subaccounts is greater than the assumed  interest rate, the amount of the  Annuity  Payments  will  increase  and if it is less  than the  assumed interest  rate,  the amount of the Annuity  Payments will decline.  A higher assumed  interest rate, for example 5%, would mean a higher initial variable
    Annuity Payment,  but the amount of the Annuity Payments would increase more slowly in a rising  market  (or the  amount of the  Annuity  Payments  would decline  more  rapidly in a falling  market).  Conversely,  a lower  assumed interest rate, for example 3.5%, would mean a lower initial variable Annuity
    Payment and more rapidly rising Annuity  Payment  amounts in a rising market and more slowly declining Annuity Payment amounts in a falling market.

THE FIXED INTEREST ACCOUNT
--------------------------------------------------------------------------------

    You may  allocate  all or a portion of your  purchase  payments and exchange
    Account Value to the Fixed Interest Account.  Amounts allocated to the Fixed
    Interest  Account  become  part  of the  Company's  General  Account,  which supports the  Company's  insurance  and annuity  obligations.  The Company's
    General  Account is subject to regulation  and  supervision  by the New York
    Department of Insurance.  In reliance on certain  exemptive and exclusionary provisions, interests in the Fixed Interest Account have not been registered as  securities  under the  Securities  Act of 1933 (the "1933  Act") and the
    Fixed  Interest  Account has not been  registered as an  investment  company under the  Investment  Company  Act of 1940 (the "1940  Act").  Accordingly,
    neither the Fixed Interest  Account nor any interests  therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The disclosure in this  Prospectus  relating to the Fixed Interest  Account,  however,  may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and  completeness  of  statements  made in the
    Prospectus.  This Prospectus is generally  intended to serve as a disclosure document only for aspects of a Contract  involving the Separate  Account and contains only selected information regarding the Fixed Interest Account. For more information  regarding the Fixed Interest Account,  see "The Contract,"
    page 17.

    Amounts  allocated to the Fixed Interest  Account become part of the General
    Account of the  Company,  which  consists of all assets owned by the Company other than those in the Separate Account and other separate  accounts of the
    Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account.

INTEREST

    Account Value  allocated to the Fixed  Interest  Account earns interest at a fixed rate or rates that are paid by the Company.  The Account  Value in the
    Fixed Interest Account earns interest at an interest rate that is guaranteed to be at least  an  annual  effective  rate of 3% which  will  accrue  daily
    ("Guaranteed  Rate").  Such interest  will be paid  regardless of the actual investment  experience of the Company's  General Account.  In addition,  the
    Company may in its discretion  pay interest at a rate ("Current  Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time.

    Account Value allocated or exchanged to the Fixed Interest Account will earn interest at the Current  Rate, if any, in effect on the date such portion of
    Account Value is allocated or exchanged to the Fixed Interest  Account.  The
    Current  Rate  paid on any  such  portion  of  Account  Value  allocated  or exchanged  to the Fixed  Interest  Account  will be  guaranteed  for rolling one-year  periods  (each  a  "Guarantee  Period").  Upon  expiration  of any
    Guarantee Period, a new Guarantee Period begins with respect to that portion of Account  Value,  which will earn  interest at the Current  Rate,  if any, declared by the Company as of the first day of the new Guarantee Period.

    Account Value  allocated or exchanged to the Fixed  Interest  Account at one point in time may be credited  with a different  Current  Rate than  amounts allocated  or exchanged to the Fixed  Interest  Account at another  point in time. For example,  amounts  allocated to the Fixed Interest Account in June may be credited with a different  Current Rate than amounts allocated to the
    Fixed Interest Account in July. Therefore,  at any time, various portions of a Contractowner's Account Value in the Fixed Interest Account may be earning interest at different  Current Rates  depending  upon the point in time such portions  were  allocated or exchanged to the Fixed  Interest  Account.  The
    Company bears the  investment  risk for the Account  Value  allocated to the
    Fixed Interest  Account and for paying  interest at the  Guaranteed  Rate on amounts allocated to the Fixed Interest Account.

    For purposes of  determining  the  interest  rates to be credited on Account
    Value in the Fixed Interest Account, withdrawals or exchanges from the Fixed
    Interest  Account  will be  deemed to be taken  first  from any  portion  of
    Account  Value  allocated  to the  Fixed  Interest  Account  for  which  the
    Guarantee  Period  expires during the calendar month in which the withdrawal or exchange is effected,  then in the order  beginning  with that portion of such Account Value which has the longest amount of time remaining before the end of its Guarantee Period and ending with that portion which has the least amount of time remaining  before the end of its Guarantee  Period.  For more information about exchanges and withdrawals from the Fixed Interest Account, see "Exchanges and Withdrawals" below.

DEATH BENEFIT

    The death  benefit under the Contract will be determined in the same fashion for a Contract that has Account Value in the Fixed Interest Account as for a
    Contract that has Account  Value  allocated to the  Subaccounts.  See "Death
    Benefit," page 23.

CONTRACT CHARGES

    Premium  taxes will be the same for  Contractowners  who  allocate  purchase payments  or exchange  Account  Value to the Fixed  Interest  Account as for
    those who  allocate  purchase  payments to the  Subaccounts.  The charge for mortality and expense risks will not be assessed  against the Fixed Interest
    Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Interest  Account.  In addition,  the investment management fees and any other expenses paid by the
    Funds will not be paid  directly  or  indirectly  by  Contractowners  to the extent  the  Account  Value is  allocated  to the  Fixed  Interest  Account;
    however,   such  Contractowners  will  not  participate  in  the  investment experience of the Subaccounts.

EXCHANGES AND WITHDRAWALS

    Amounts may be exchanged from the Subaccounts to the Fixed Interest  Account and from the Fixed  Interest  Account  to the  Subaccounts,  subject  to the following limitations. Exchanges from the Fixed Interest Account are allowed only (1) from Account  Value,  the Guarantee  Period of which expires during the calendar  month in which the  exchange is effected,  (2) pursuant to the
    Dollar Cost Averaging  Option  provided that such exchanges are scheduled to be made over a period of not less than one  year,  and (3)  pursuant  to the
    Asset  Rebalancing   Option,   provided  that  upon  receipt  of  the  Asset
    Rebalancing  Request,  Account Value is allocated  among the Fixed  Interest
    Account and the Subaccounts in the percentages selected by the Contractowner without  violating the  restrictions  on exchanges  from the Fixed  Interest
    Account set forth in (1) above. Accordingly,  a Contractowner who desires to implement the Asset  Rebalancing  Option should do so at a time when Account
    Value may be exchanged from the Fixed Interest Account to the Subaccounts in
    the  percentages  selected  by  the  Contractowner   without  violating  the
    restrictions  on exchanges  from the Fixed Interest  Account.  Once an Asset
    Rebalancing  Option is implemented,  the  restrictions on exchanges will not apply to exchanges  made  pursuant to the Option.  Up to six  exchanges  are allowed in any  Contract  Year and  exchanges  pursuant  to the Dollar  Cost
    Averaging  and  Asset  Rebalancing  Options  are  not  included  in the  six exchanges  allowed per Contract  Year. The minimum  exchange  amount is $500
    ($200 under the Dollar Cost Averaging Option) or the amount remaining in the
    Fixed Interest Account.

    If Account Value is being exchanged from the Fixed Interest Account pursuant to the Dollar Cost Averaging or Asset  Rebalancing  Option or withdrawn from the Fixed Interest Account pursuant to systematic withdrawals,  any purchase payment  allocated  to, or Account  Value  exchanged  to or from,  the Fixed
    Interest Account will automatically  terminate such Dollar Cost Averaging or
    Asset Rebalancing Option or systematic withdrawals,  and any withdrawal from the Fixed Interest Account or the Subaccounts will  automatically  terminate the Asset Rebalancing  Option. In the event of automatic  termination of any of the foregoing options, the Company shall so notify the Contractowner, and the Contractowner may reestablish Dollar Cost Averaging,  Asset Rebalancing, or  systematic  withdrawals  by sending a written  request  to the  Company, provided  that the  Owner's  Account  Value at that time  meets any  minimum amount required for the Dollar Cost Averaging or Asset Rebalancing Option.

    The  Contractowner  may also make full  withdrawals  to the same extent as a
    Contractowner  who  has  allocated  Account  Value  to  the  Subaccounts.  A
    Contractowner may make a partial  withdrawal from the Fixed Interest Account only (1) from Account  Value,  the Guarantee  Period of which expires during the calendar month in which the partial withdrawal is effected, (2) pursuant to systematic withdrawals, and (3) once per Contract Year in an amount up to the  greater  of  $5,000  or 10% of  Account  Value  allocated  to the Fixed
    Interest  Account  at  the  time  of  the  partial  withdrawal.   Systematic
    withdrawals  from Account Value allocated to the Fixed Interest Account must provide for payments over a period of not less than 36 months. See "Full and
    Partial Withdrawals," page 22 and "Systematic Withdrawals," page 23.

PAYMENTS FROM THE FIXED INTEREST ACCOUNT

    The Company reserves the right to delay any full and partial withdrawals and exchanges  from the Fixed  Interest  Account  for up to six  months  after a written request in proper form is received by the Company. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Interest  Account.  The
    Company does not expect to delay  payments from the Fixed  Interest  Account and will notify you if there will be a delay.

MORE ABOUT THE CONTRACT
--------------------------------------------------------------------------------

OWNERSHIP

    The  Contractowner  is the person named as such in the application or in any later change shown in the Company's records. While living, the Contractowner alone has the right to receive all benefits and exercise all rights that the
    Contract  grants or the Company  allows.  The Owner may be an entity that is not a living person,  such as a trust or corporation,  referred to herein as
    "Non-Natural Persons." See "Federal Tax Matters," below.

    JOINT  OWNERS.  The  Joint  Owners  will be joint  tenants  with  rights  of survivorship  and upon the death of an Owner,  the surviving  Owner shall be the sole Owner.  Any  Contract  transaction  requires  the  signature of all persons named jointly.  Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan.

DESIGNATION AND CHANGE OF BENEFICIARY

    The  Beneficiary is the individual  named as such in the  application or any later change shown in the Company's  records.  The  Contractowner may change the  Beneficiary  at any time  while  the  Contract  is in force by  written request on a form provided and received by the Company.  The change will not be binding on the Company  until it is received and recorded by the Company.
    The change will be effective  as of the date this form is signed  subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated.  The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without the Beneficiary's consent.

NON-PARTICIPATING

    The Company is a stock life insurance company and, accordingly, no dividends are paid by the Company on the Contract.

PAYMENTS FROM THE SEPARATE ACCOUNT

    The Company will pay any full or partial withdrawal benefit or death benefit proceeds from Account Value allocated to the Subaccounts, and will effect an exchange  between  Subaccounts  or from a Subaccount  to the Fixed  Interest
    Account  within  seven  days from the  Valuation  Date a proper  request  is received by the Company.  However,  the Company can postpone the calculation or payment of such a payment or exchange of amounts from the  Subaccounts to the extent  permitted under applicable law, for any period during which: (a)
    the New York Stock  Exchange  is closed  other than  customary  weekend  and holiday  closings,  (b) trading on the New York Stock Exchange is restricted as  determined  by the SEC, or (c) an  emergency,  as determined by the SEC, exists as a result of which (i) disposal of securities  held by the Separate
    Account  is  not  reasonably  practicable,  or  (ii)  it is  not  reasonably practicable to determine the value of the assets of the Separate Account.

PROOF OF AGE AND SURVIVAL

    The Company may require proof of age or survival of any person on whose life
    Annuity Payments depend.

MISSTATEMENTS

    If the age or sex of an Annuitant or age of an Owner has been misstated, the correct  amount paid or payable by the Company  under the Contract  shall be such as the  Account  Value would have  provided  for the correct age or sex
    (unless unisex rates apply).

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

INTRODUCTION

    The Contract described in this Prospectus is designed for use by individuals in  retirement  plans  which  may or may not be  Qualified  Plans  under the provisions of the Internal Revenue Code ("Code").

    The  ultimate  effect of federal  income  taxes on the amounts  held under a
    Contract,  on Annuity  Payments,  and on the economic benefits to the Owner, the Annuitant,  and the Beneficiary or other payee will depend upon the type of  retirement  plan  for  which  the  Contract  is  purchased,  the tax and employment  status  of the  individuals  involved,  and a  number  of  other factors. The discussion of the federal income tax considerations relating to a contract  contained herein and in the Statement of Additional  Information is general in nature and is not intended to be an  exhaustive  discussion of all questions  that might arise in connection  with a Contract.  It is based upon the Company's  understanding  of the present federal income tax laws as currently  interpreted by the Internal Revenue Service  ("IRS"),  and is not
    intended as tax advice.  No  representation is made regarding the likelihood of  continuation  of the present  federal  income tax laws or of the current interpretations  by the IRS or the  courts.  Future  legislation  may affect annuity contracts adversely.  Moreover, no attempt has been made to consider any applicable  state or other laws.  Because of the inherent  complexity of the tax laws and the  fact  that tax  results  will  vary  according  to the particular circumstances of the individual involved and, if applicable,  the
    Qualified  Plan, a person should  consult a qualified tax adviser  regarding the  purchase of a Contract,  the  selection  of an Annuity  Option  under a
    Contract,  the receipt of Annuity  Payments  under a Contract,  or any other transaction  involving a Contract (including an exchange).  THE COMPANY DOES
    NOT MAKE ANY  GUARANTEE  REGARDING  THE TAX STATUS  OF, OR TAX  CONSEQUENCES
    ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT

    GENERAL

    The Company  intends to be taxed as a life  insurance  company under Part I,
    Subchapter L of the Code.  Because the  operations  of the Separate  Account form a part of the Company,  the Company will be responsible for any federal income taxes that become  payable with respect to the income of the Separate
    Account and its Subaccounts.

    CHARGE FOR THE COMPANY'S TAXES

    A charge may be made  against the  Separate  Account  for any federal  taxes incurred by the Company that are attributable to the Separate  Account,  the
    Subaccounts,  or to  the  operations  of the  Company  with  respect  to the
    Contract or attributable to payments,  premiums,  or acquisition costs under the  Contract.  The  Company  will  review the  question  of a charge to the
    Separate Account, the Subaccounts, or the Contract for the Company's federal taxes  periodically.  Charges may become  necessary if, among other reasons, the tax  treatment  of the  Company  or of  income  and  expenses  under the
    Contract  is  ultimately  determined  to be  other  than  what  the  Company currently believes it to be, if there are changes made in the federal income tax treatment of variable  annuities at the insurance  company level,  or if there is a change in the Company's tax status.

    Under current laws, the Company may incur state and local taxes (in addition to  premium  taxes) in  several  states.  At  present,  these  taxes are not significant.  If there is a material change in applicable state or local tax laws, the Company  reserves the right to charge the Separate  Account or the
    Subaccounts for such taxes, if any,  attributable to the Separate Account or
    Subaccounts.

    DIVERSIFICATION STANDARDS

    Each of the Portfolios  will be required to adhere to regulations  issued by the Treasury  Department  pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance  company separate  accounts  funding  variable  contracts.
    Pursuant to these regulations,  on the last day of each calendar quarter (or on any day within 30 days thereafter),  no more than 55% of the total assets of a Portfolio may be  represented by any one  investment,  no more than 70%
    may be  represented  by  any  two  investments,  no  more  than  80%  may be represented  by  any  three  investments,  and  no  more  than  90%  may  be represented  by any  four  investments.  For  purposes  of  Section  817(h), securities of a single issuer  generally are treated as one investment,  but obligations  of the U.S.  Treasury  and each  U.S.  Governmental  agency  or instrumentality generally are treated as securities of separate issuers. The
    Separate  Account,  through  the  Portfolios,  intends  to  comply  with the diversification requirements of Section 817(h).

    In  certain  circumstances,  owners of  variable  annuity  contracts  may be considered the owners, for federal income tax purposes, of the assets of the separate  account used to support their contracts.  In those  circumstances, income and gains from the separate account assets would be includible in the variable  contractowner's  gross  income.  The IRS has  stated in  published rulings  that a  variable  contractowner  will be  considered  the  owner of
    separate  account  assets  if  the  contractowner   possesses  incidents  of
    ownership  in those  assets,  such as the  ability  to  exercise  investment control  over  the  assets.  The  Treasury  Department  also  announced,  in connection with the issuance of regulations concerning diversification, that those  regulations "do not provide guidance  concerning the circumstances in which investor  control of the investments of a segregated asset account may cause the  investor  (i.e.,  the  policyowner),  rather  than the  insurance company,  to be  treated as the owner of the  assets in the  account."  This announcement also stated that guidance would be issued by way of regulations
    or  rulings  on  the  "extent  to  which   policyholders  may  direct  their
    investments to particular subaccounts without being treated as owners of the underlying  assets."  Guidance  issued  to date  has no  application  to the
    Contract.

    The  ownership  rights under the  Contract are similar to, but  different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, in the present case the Contractowner has additional flexibility in allocating purchase payments and Contract Values than in the cases described in the rulings.  These  differences  could result in a  Contractowner  being treated as the owner of a pro rata  portion  of the  assets of the  Separate
    Account.  In addition,  the Company does not know what standards will be set forth, if any, in the  regulations or rulings which the Treasury  Department has stated it expects to issue. The Company therefore  reserves the right to modify the Contract,  as deemed  appropriate  by the Company,  to attempt to prevent a Contractowner  from being considered the owner of a pro rata share of  the  assets  of the  Separate  Account.  Moreover,  in  the  event  that regulations or rulings are  promulgated,  there can be no assurance that the
    Portfolios will be able to operate as currently described in the Prospectus, or that the  Funds  will  not  have to  change  any  Portfolio's  investment objective or investment policies.

    INCOME TAXATION OF ANNUITIES IN GENERAL-NON-QUALIFIED PLANS

    Section 72 of the Code  governs the  taxation of  annuities.  In general,  a
    Contractowner  is not taxed on increases in value under an annuity  contract until some form of  distribution  is made under the contract.  However,  the
    increase  in  value  may  be  subject  to  tax   currently   under   certain
    circumstances.  See "Contracts  Owned by Non-Natural  Persons",  page 37 and
    "Diversification Standards", page 35. Withholding of federal income taxes on all  distributions may be required unless a recipient who is eligible elects not to have any amounts  withheld and properly  notifies the Company of that election.

    > SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY PAYOUT DATE Code Section 72
      provides  that  amounts  received  upon  a  total  or  partial  withdrawal
      (including  systematic  withdrawals)  from a Contract prior to the Annuity
      Payout Date  generally  will be treated as gross income to the extent that the cash value of the Contract (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the contract." The  "investment  in the contract" is that portion,  if any, of purchase  payments paid under a Contract less any  distributions  received previously under the Contract that are excluded from the recipient's gross income.  The taxable  portion is taxed at ordinary  income tax rates.  For purposes of this rule, a pledge or  assignment of a Contract is treated as a payment  received  on account  of a partial  withdrawal  of a  Contract.
      Similarly,  loans under a Contract are generally  treated as distributions under the Contract.

    > SURRENDERS  OR  WITHDRAWALS  ON OR AFTER THE  ANNUITY  PAYOUT  DATE Upon a
      complete surrender,  the amount received is taxable to the extent that the cash value of the Contract  exceeds the  investment in the  Contract.  The taxable  portion of such  payments  will be taxed at  ordinary  income tax rates.  For fixed Annuity  Payments,  the taxable  portion of each payment generally is determined by using a formula known as the "exclusion ratio,"
      which  establishes  the ratio that the investment in the Contract bears to the  total  expected  amount  of  Annuity  Payments  for  the  term of the
      Contract.  That ratio is then  applied to each  payment to  determine  the non-taxable portion of the payment.  The remaining portion of each payment is taxed at ordinary  income rates.  For variable  Annuity  Payments,  the taxable  portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment.  The  non-taxable  portion  is a fixed  dollar  amount  for  each payment,  determined  by dividing  the  investment  in the Contract by the number of payments to be made.  The  remainder  of each  variable  annuity payment is taxable.  Once the  excludable  portion of Annuity  Payments to date equals the  investment  in the  Contract,  the balance of the Annuity
      Payments will be fully taxable.

    > PENALTY TAX ON CERTAIN  SURRENDERS AND WITHDRAWALS With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is generally  imposed equal to 10% of the portion of such amount which is includible in gross income.  However, the penalty tax is not applicable to withdrawals:  (i) made on or after the death of the owner (or where the owner is not an individual,  the death of the "primary  annuitant," who is defined  as the  individual  the  events  in  whose  life  are of  primary importance  in  affecting  the timing  and amount of the payout  under the
      Contract);  (ii) attributable to the taxpayer's  becoming totally disabled within the  meaning of Code  Section  72(m)(7);  (iii) which are part of a series of substantially  equal periodic payments (not less frequently than annually) made for the life (or life  expectancy) of the taxpayer,  or the joint lives (or joint life  expectancies)  of the  taxpayer and his or her beneficiary;  (iv) from  certain  qualified  plans;  (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified  plans and which are held by the employer until the employee separates from service.

      If the penalty tax does not apply to a surrender or withdrawal as a result of the  application  of item (iii)  above,  and the series of payments are subsequently  modified (other than by reason of death or disability),  the tax for the first year in which the modification  occurs will be increased by an amount  (determined by the regulations)  equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five  years  from the date of the  first  payment  and  after the taxpayer  attains  age 59 1/2, or (b) before the  taxpayer  reaches age 59
      1/2.

    ADDITIONAL CONSIDERATIONS

    > DISTRIBUTION-AT-DEATH RULES In order to be treated as an annuity contract, a Contract must provide the following two  distribution  rules: (a) if any owner  dies on or after the  Annuity  Payout  Date,  and before the entire interest  in the  Contract  has been  distributed,  the  remainder  of the
      owner's   interest  will  be  distributed  at  least  as  quickly  as  the distribution  method in effect on the owner's death;  and (b) if any owner dies before the Annuity Payout Date,  the entire  interest in the Contract must generally be  distributed  within five years after the date of death, or, if payable to a designated  beneficiary,  must be annuitized  over the life of that designated  beneficiary or over a period not extending beyond the life expectancy of that beneficiary,  commencing within one year after the date of death of the owner. If the sole designated  beneficiary is the spouse of the deceased owner, the Contract  (together with the deferral of tax on the accrued and future income  thereunder)  may be continued in the name of the spouse as owner.

      Generally, for purposes of determining when distributions must begin under the  foregoing  rules,  where an owner is not an  individual,  the primary annuitant is considered  the owner.  In that case, a change in the primary annuitant will be treated as the death of the owner.  Finally, in the case of joint  owners,  the  distribution-at-death  rules  will be  applied  by treating  the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole
      Beneficiary is the deceased owner's spouse.

    > GIFT OF ANNUITY CONTRACTS Generally, gifts of Non-Qualified Plan Contracts prior to the  Annuity  Payout  Date  will  trigger  tax on the gain on the
      Contract,  with the  donee  getting  a  stepped-up  basis  for the  amount included in the donor's income.  The 10% penalty tax and gift tax also may be applicable.  This provision does not apply to transfers between spouses or incident to a divorce.

    > CONTRACTS  OWNED  BY  NON-NATURAL  PERSONS  If the  Contract  is held by a non-natural  person  (for  example,  a  corporation),  the  income on that
      Contract  (generally the increase in net surrender value less the purchase payments) is  includible  in taxable  income each year.  The rule does not apply where the  Contract  is acquired by the estate of a decedent,  where the  Contract  is held by certain  types of  retirement  plans,  where the
      Contract is a qualified  funding asset for structured  settlements,  where the Contract is purchased on behalf of an employee upon  termination  of a qualified  plan,  and in the  case of an  immediate  annuity.  An  annuity contract held by a trust or other entity as agent for a natural  person is considered held by a natural person.

    > MULTIPLE  CONTRACT  RULE For  purposes  of  determining  the amount of any distribution  under Code Section 72(e) (amounts not received as annuities)
      that is includible in gross income,  all  Non-Qualified  annuity contracts issued by the same insurer to the same  Contractowner  during any calendar year are to be aggregated  and treated as one contract.  Thus,  any amount received under any such contract  prior to the  contract's  Annuity Payout
      Date,  such as a partial  withdrawal,  dividend,  or loan, will be taxable
      (and  possibly  subject  to the  10%  penalty  tax) to the  extent  of the combined income in all such contracts.

      In addition,  the Treasury  Department has broad  regulatory  authority in applying this provision to prevent avoidance of the purposes of this rule.
      It is possible that,  under this  authority,  the Treasury  Department may apply this rule to amounts  that are paid as  annuities  (on and after the
      Annuity Payout Date) under annuity contracts issued by the same company to the same owner during any calendar  year. In this case,  Annuity  Payments could be fully  taxable (and  possibly  subject to the 10% penalty tax) to the extent of the combined  income in all such contracts and regardless of whether any amount would  otherwise have been excluded from income because of the "exclusion ratio" under the contract.

    > POSSIBLE TAX CHANGES In recent years,  legislation  has been proposed that would have adversely  modified the federal taxation of certain  annuities.
      There is always the possibility  that the tax treatment of annuities could change by  legislation  or other means (such as IRS  regulations,  revenue rulings, and judicial decisions).  Moreover, although unlikely, it is also possible  that any  legislative  change  could be  retroactive  (that  is, effective prior to the date of such change).

    > TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT A transfer of ownership
      of  a  Contract,  the  designation  of  an  Annuitant,   Payee,  or  other
      Beneficiary  who is not also the Owner,  the selection of certain  Annuity
      Payout  Dates or the  exchange  of a Contract  may  result in certain  tax consequences  to the  Owner  that  are  not  discussed  herein.  An  Owner contemplating any such transfer, assignment, selection, or exchange should contact a qualified tax adviser with respect to the  potential  effects of such a transaction.

QUALIFIED PLANS

    The Contract may be used as a Qualified Plan that meets the  requirements of an  individual  retirement  annuity  ("IRA") under Section 408 or a Roth IRA under Section 408A,  of the Code. If you are  purchasing  the Contract as an investment  vehicle for one of these  Qualified  Plans,  you should consider that the Contract does not provide any additional tax advantage  beyond that already  available  through the Qualified Plan.  However,  the Contract does offer features and benefits in addition to providing tax deferral that other investments  may not offer,  including  death  benefit  protection  for your beneficiaries  and annuity  options  which  guarantee  income for life.  You should  consult with your financial  professional  as to whether the overall benefits  and  costs  of  the  Contract  are  appropriate  considering  your circumstances.

    The tax rules  applicable  to  participants  in such  Qualified  Plans  vary according  to the  type of plan and the  terms  and  conditions  of the plan itself.  No attempt is made herein to provide more than general  information about the use of the  Contract as a  Qualified  Plan.  A Qualified  Plan may
    permit the purchase of the Contract to accumulate  retirement  savings under the plan.  Adverse  tax or other  legal  consequences  to the  plan,  to the participant  or  to  both  may  result  if  this  Contract  is  assigned  or transferred to any individual as a means to provide benefit payments, unless the plan  complies with all legal  requirements  applicable to such benefits
    prior  to  transfer  of  the  Contract.   Contractowners,   Annuitants,  and
    Beneficiaries  are  cautioned  that the rights of any person to any benefits under such Qualified Plans may be limited by applicable  law,  regardless of the terms and conditions of the Contract issued in connection therewith.

    The  amount  that may be  contributed  to a  Qualified  Plan is  subject  to limitations under the Code. In addition,  early distributions from Qualified
    Plans may be subject to penalty taxes. Furthermore, most Qualified Plans are subject to certain minimum  distribution rules. Failure to comply with these rules could result in  disqualification  of the Plan or subject the Owner or
    Annuitant to penalty taxes. As a result, the minimum  distribution rules may limit the availability of certain Annuity Options to certain  Annuitants and their  beneficiaries.  These rules and  requirements may not be incorporated into our  Contract  administration  procedures.  Therefore,  Contractowners,
    Annuitants,   and   Beneficiaries   are  responsible  for  determining  that
    contributions,  distributions,  and other  transactions  with respect to the
    Contract comply with applicable law.

    THE FOLLOWING IS A BRIEF  DESCRIPTION OF QUALIFIED  PLANS AND THE USE OF THE
    CONTRACT THEREWITH:

    > SECTION 408 AND SECTION 408A

      INDIVIDUAL RETIREMENT ANNUITIES.  Section 408 of the Code permits eligible individuals  to  establish  individual  retirement  programs  through  the purchase of Individual  Retirement  Annuities  ("traditional  IRAs").  The
      Contract may be purchased as an IRA. The IRAs  described in this paragraph are called  "traditional  IRAs" to distinguish them from "Roth IRAs" which became available in 1998. Roth IRAs are described below.

      IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and the time when distributions must commence.
      Depending upon the  circumstances  of the individual,  contributions  to a traditional IRA may be made on a deductible or nondeductible  basis.  IRAs may  not  be  transferred,  sold,  assigned,  discounted,  or  pledged  as collateral for a loan or other  obligation.  The annual premium for an IRA may not be fixed  and may not  exceed  (except  in the case of a  rollover contribution)  100%  of  the  individual's  taxable  compensation  or  the applicable dollar amount as shown in the table below:

                   -------------------------------------------
                           TAX YEAR                AMOUNT
                           2002-2004               $3,000
                           2005-2007               $4,000
                      2008 and thereafter          $5,000
                   -------------------------------------------

      Any refund of premium must be applied to the payment of future premiums or the purchase of additional  benefits.  If an individual is age 50 or over,
      the  individual  may  make  an  additional  catch-up   contribution  to  a
      traditional  IRA of $500 during the tax years of 2002-2005,  or $1,000 for the 2006 tax year or any tax year thereafter.  However,  if the individual is covered by an employer  retirement plan, the amount of the contribution to a  traditional  IRA which may be deducted will be reduced or eliminated if the individual's modified adjusted gross income exceeds certain amounts
      ($54,000  for a married  couple  filing a joint  return and  $34,000 for a single  taxpayer  in 2002,  $60,000  for a married  couple  filing a joint return and $40,000 for a single  taxpayer  in 2003).  If the  individual's spouse is covered by an employer  retirement  plan but the  individual  is not,  the  individual  may be  able to  deduct  those  contributions  to a traditional IRA;  however,  the deduction will be reduced or eliminated if the adjusted gross income on a joint return exceeds $150,000.

      Sale  of the  Contract  for  use  with  IRAs  may be  subject  to  special requirements  imposed  by the IRS.  Purchasers  of the  Contract  for such purposes will be provided with such  supplementary  information  as may be required by the IRS and will have the right to revoke the  Contract  under certain circumstances.  See the IRA Disclosure Statement which accompanies this Prospectus.

      An   individual's   interest  in  a  traditional  IRA  must  generally  be
      distributed  or begin to be  distributed  not  later  than  April 1 of the calendar year following the calendar year in which the individual  reaches age 70 1/2 ("required  beginning date").  The  Contractowner's  retirement date, if any, will not affect his or her required beginning date. Periodic distributions  must not extend  beyond the life of the  individual  or the lives of the  individual  and a designated  beneficiary  (or over a period extending  beyond the life  expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary).

      If an individual dies before reaching his or her required  beginning date, the individual's entire interest must generally be distributed within five years of the  individual's  death.  However,  the  five-year  rule will be deemed satisfied if  distributions  begin before the close of the calendar year  following  the  year  of  the  individual's  death  to a  designated beneficiary  and are  made  over the  life of the  beneficiary  (or over a period not extending  beyond the life expectancy of the  beneficiary).  If
      the  designated   beneficiary  is  the  individual's   surviving   spouse,
      distributions  may be delayed until the individual  would have reached age
      70 1/2.

      Distributions  of deductible,  pre-tax  contributions  and earnings from a traditional  IRA may be  eligible  for a tax-free  rollover to an eligible retirement plan,  including  another  traditional IRA. In certain cases, a distribution of non-deductible  contributions or other after-tax  amounts, from a  traditional  IRA may be  eligible  to be  rolled  over to  another traditional IRA.

      If an individual  dies after reaching his or her required  beginning date, the  individual's  interest  must  generally  be  distributed  at least as rapidly as under the method of  distribution  in effect at the time of the individual's death.

      Distributions  from IRAs are generally  taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income.
      The amount  excludable from the  individual's  income is the amount of the distribution which bears the same ratio as the individual's  nondeductible contributions to all IRAs bear to the expected return under the IRAs.

      The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision  such  as  the  provision  in the  Contract  comports  with  IRA qualification requirements.

      ROTH  IRAS.  Section  408A of the Code  permits  eligible  individuals  to establish  a Roth  IRA.  The  Contract  may be  purchased  as a Roth  IRA.
      Contributions to a Roth IRA are not deductible,  but withdrawals that meet certain  requirements  are not subject to federal income tax on either the original contributions or any earnings.  Sale of the Contract for use with
      Roth IRAs may be  subject  to  special  requirements  imposed  by the IRS.
      Purchasers  of the Contract for such  purposes  will be provided with such supplementary  information  as  may  be  required  by  the  IRS  or  other appropriate  agency,  and will have the right to revoke the Contract under certain requirements.  Unlike a traditional IRA, Roth IRAs are not subject to minimum required  distribution  rules during the  Contractowner's  life time.  Generally,  however,  the amount  remaining in a Roth IRA after the
      Contractowner's  death must begin to be  distributed  by the end the first calendar year after death and made over the beneficiary's life expectancy.
      If there is no beneficiary,  or if distributions  are delayed,  the amount must be distributed by the end of the fifth full calendar year after death of the Contractowner.

      The IRS has not reviewed the Contract for qualifications as a Roth IRA and has not  addressed  in a ruling of general  applicability  whether a death benefit provision such as the provision in the Contract comports with Roth
      IRA qualification.

    > TAX PENALTIES

      PREMATURE DISTRIBUTION TAX. Distributions from a Qualified Plan before the owner reaches age 59 1/2 are generally  subject to an additional tax equal to 10% of the  taxable  portion of the  distribution.  The 10% penalty tax does not  apply to  distributions:  (i) made on or after  the death of the
      Owner; (ii) attributable to the Owner's  disability;  (iii) which are part of a series  of  substantially  equal  periodic  payments  made (at  least annually)  for the life (or life  expectancy)  of the  Owner or the  joint lives  (or  joint  life  expectancies)  of  the  Owner  and  a  designated beneficiary;  (iv) made to pay for certain medical expenses;  (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements;  (vii) which, subject to certain restrictions,  do not exceed the health insurance premiums paid by unemployed  individuals  in certain  cases;  (viii) made to pay "qualified higher  education  expenses";  or (ix) for certain  "qualified  first-time homebuyer distributions."

      MINIMUM  DISTRIBUTION TAX. If the amount distributed from all of your IRAs is less than the  minimum  required  distribution  for the  year,  you are subject to a 50% tax on the amount that was not properly  distributed from all of your IRAs.

    > WITHHOLDING

      Periodic  distributions (e.g.,  annuities and installment payments) from a
      Qualified  Plan  that  will  last for a  period  of 10 or more  years  are generally subject to voluntary income tax withholding. The amount withheld on such periodic  distributions  is  determined at the rate  applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

      Nonperiodic  distributions  (e.g.,  lump sums and annuities or installment payments  of less than 10 years)  from an IRA are  subject  to income  tax withholding at a flat 10% rate.  The recipient of such a distribution  may elect not to have withholding apply.

      The above description of the federal income tax consequences applicable to
      Qualified  Plans  which  may be  funded by the  Contract  offered  by this
      Prospectus is only a brief summary and is not intended as tax advice.  The rules  governing the provisions of Qualified  Plans are extremely  complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.  A prospective  Contractowner  considering adoption of a
      Qualified Plan and purchase of a Contract in connection  therewith  should first consult a qualified  and  competent tax adviser,  with regard to the suitability  of the Contract as an  investment  vehicle for the  Qualified
      Plan.

OTHER INFORMATION
--------------------------------------------------------------------------------

VOTING OF FUND SHARES

    You  indirectly  (through  the  Separate  Account)  purchase  shares  of the
    Portfolios  when you  allocate  purchase  payments to the  Subaccounts.  The
    Company  owns  shares of the  Portfolios  in the  Separate  Account for your benefit.  Under current law, the Company will vote shares of the  Portfolios held in the Subaccounts in accordance with voting instructions received from
    Owners having the right to give such  instructions.  You will have the right to give  voting  instructions  to the  extent  that you have  Account  Value allocated to the particular Subaccount.  The Company will vote all shares it owns through the  Subaccount in the same  proportion as the shares for which it receives  voting  instructions  from Owners.  The Company votes shares in accordance with its current understanding of the federal securities laws. If the Company later determines that it may vote shares of the Funds in its own right, it may elect to do so.

    Unless  otherwise  required  by  applicable  law,  the number of shares of a particular  Portfolio  as to which you may give voting  instructions  to the
    Company is  determined  by dividing  your Account Value in a Subaccount on a particular date by the net asset value per share of that Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting  instructions  may  be  given  will  be  determined  as of  the  date established by the Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC, the Company  reserves the right to determine in a different  fashion the voting rights  attributable  to the shares of the Funds.  Voting instructions may be cast in person or by proxy.
    Voting rights  attributable  to your Account Value in a Subaccount for which you do not submit timely voting instructions will be voted by the Company in the same proportion as the voting instructions that are received in a timely manner for Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS

    The Company  reserves the right,  subject to compliance with the law as then in effect,  to make  additions to,  deletions  from,  substitutions  for, or combinations of the securities that are held by the Separate  Account or any
    Subaccount or that the Separate  Account or any Subaccount may purchase.  If shares  of any or all of the  Portfolios  of the  Funds  should no longer be available for investment, or if the Company receives an opinion from counsel acceptable to Investment  Services that substitution is in the best interest of Contractowners  and that further investment in shares of the Portfolio(s)
    would cause undue risk to the Company,  the Company may substitute shares of another  Portfolio  of the Funds or of a different  fund for shares  already purchased,  or to be purchased in the future under the Contract. The Company may also  purchase,  through  the  Subaccount,  other  securities  for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

    In connection with a substitution  of any shares  attributable to an Owner's interest in a Subaccount or the Separate  Account,  the Company will, to the extent required under applicable law,  provide notice,  seek Owner approval, seek  prior  approval  of the  SEC,  and  comply  with the  filing  or other procedures established by applicable state insurance regulators.

    The Company also reserves the right to establish  additional  Subaccounts of the  Separate  Account  that would  invest in a new  Portfolio of one of the
    Funds or in shares of another investment company, a series thereof, or other suitable  investment  vehicle.  New  Subaccounts  may be  established by the
    Company with the consent of Investment Services, and any new Subaccount will be made  available  to existing  Owners on a basis to be  determined  by the
    Company and Investment  Services.  The Company may also eliminate or combine one or more  Subaccounts  if  marketing,  tax, or  investment  conditions so warrant.

    Subject to compliance  with  applicable law, the Company may transfer assets to the General Account with the consent of Investment Services.  The Company also reserves the right,  subject to any required regulatory  approvals,  to transfer  assets  of any  Subaccount  of the  Separate  Account  to  another separate account or Subaccount with the consent of Investment Services.

    In the  event of any such  substitution  or  change,  the  Company  may,  by appropriate  endorsement,  make such changes in these and other contracts as may be necessary or appropriate to reflect such  substitution or change.  If deemed by the Company to be in the best  interests of persons  having voting rights  under the  Contract,  the  Separate  Account  may be  operated  as a management investment company under the 1940 Act or any other form permitted by law; it may be deregistered under that Act in the event such registration is no longer required; or it may be combined with other separate accounts of the Company or an affiliate  thereof.  Subject to compliance with applicable law, the Company also may combine one or more  Subaccounts and may establish a  committee,  board,  or other  group to manage one or more  aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS

    The Company  reserves the right,  without the consent of Owners,  to suspend sales of the  Contract  as  presently  offered and to make any change to the provisions  of the Contract to comply  with,  or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to  requirements  for  annuity  contracts  and  retirement  plans  under the
    Internal  Revenue Code and  regulations  thereunder  or any state statute or regulation.  The  Company  also  reserves  the right to limit the amount and frequency of subsequent purchase payments.

REPORTS TO OWNERS

    A statement  will be sent  annually to each  Contractowner  setting  forth a summary of the  transactions  that occurred  during the year, and indicating the Account  Value as of the end of each year.  In addition,  the  statement will  indicate  the  allocation  of Account  Value among the Fixed  Interest
    Account  and the  Subaccounts  and any other  information  required  by law.
    Confirmations will also be sent upon purchase payments,  exchanges, and full and partial  withdrawals.  Certain transactions will be confirmed quarterly.
    These  transactions  include  exchanges  under the Dollar Cost Averaging and
    Asset  Rebalancing  Options,  purchase  payments  made  under  an  Automatic
    Investment Program, systematic withdrawals, and Annuity Payments.

    Each  Contractowner  will also  receive  an  annual  and  semiannual  report containing  financial  statements for the  Portfolios,  which will include a list of the portfolio securities of the Portfolios,  as required by the 1940
    Act,  and/or such other  reports as may be  required  by federal  securities laws.

TELEPHONE EXCHANGE PRIVILEGES

    You  may  request  an  exchange  of  Account   Value  by   telephone  if  an
    Authorization for Telephone  Requests form ("Telephone  Authorization")  has been  completed,  signed,  and  filed  with the  Company.  The  Company  has
    established   procedures  to  confirm  that  instructions   communicated  by
    telephone  are  genuine  and  will  not be  liable  for  any  losses  due to fraudulent or unauthorized instructions,  provided that it complies with its procedures.  The Company's  procedures require that any person requesting an exchange  by  telephone  provide  the  account  number and the  Owner's  tax identification  number and such  instructions must be received on a recorded line. The Company reserves the right to deny any telephone exchange request.
    If all  telephone  lines are busy (which  might occur,  for example,  during periods of substantial  market  fluctuations),  Contractowners  might not be able to request  exchanges  by  telephone  and would have to submit  written requests.

    By authorizing telephone exchanges,  you authorize the Company to accept and act upon telephonic  instructions for exchanges involving your Contract, and agree that neither the Company,  nor any of its  affiliates,  nor the Funds, nor any of their directors,  trustees, officers,  employees, or agents, will be liable for any loss,  damages,  cost,  or expense  (including  attorney's fees) arising out of any requests  effected in accordance with the Telephone
    Authorization  and believed by the Company to be genuine,  provided that the
    Company  has  complied  with its  procedures.  As a result of this policy on telephone  requests,  the  Contractowner  will bear the risk of loss arising from the telephone exchange privileges. The Company may discontinue, modify, or suspend telephone exchange privileges at any time.

DISTRIBUTION OF THE CONTRACT

    T. Rowe Price Investment  Services,  Inc.  ("Investment  Services"),  is the
    distributor  of  the  Contract.   Investment   Services  also  acts  as  the
    distributor  of  certain  mutual  funds  advised  by T.  Rowe  Price and TRP
    International.   Investment  Services  is  registered  with  the  SEC  as  a broker-dealer  under  the  Securities  Exchange  Act of 1934,  and in all 50
    states, the District of Columbia,  and Puerto Rico. Investment Services is a
    member of the National  Association of Securities  Dealers,  Inc. Investment
    Services is a  wholly-owned  subsidiary of T. Rowe Price and is an affiliate of the Funds.

LEGAL PROCEEDINGS

    There are no legal  proceedings  pending to which the Separate  Account is a party, or which would materially affect the Separate Account.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

    Performance  information  for  the  Subaccounts  of  the  Separate  Account,
    including  the yield  and total  return  of all  Subaccounts  may  appear in
    advertisements,   reports,   and   promotional   literature  to  current  or
    prospective Owners.

    Current yield for the Prime Reserve  Subaccount  will be based on investment income received by a hypothetical  investment over a given seven-day  period
    (less expenses  accrued  during the period),  and then  "annualized"  (i.e., assuming that the seven-day yield would be received for 52 weeks,  stated in terms of an annual percentage  return on the investment).  "Effective yield"
    for the Prime Reserve  Subaccount is calculated in a manner  similar to that used to calculate yield but reflects the compounding effect of earnings.

    For  the  other  Subaccounts,  quotations  of  yield  will be  based  on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"),  and will
    be  computed  by  dividing  net  investment   income  by  the  value  of  an
    Accumulation  Unit on the  last day of the  period.  Quotations  of  average annual  total  return for any  Subaccount  will be expressed in terms of the average annual  compounded rate of return on a hypothetical  investment in a
    Contract over a period of 1, 5, and 10 years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the mortality and expense risk charge and may  simultaneously  be shown for other  periods.  Where the
    Portfolio in which a Subaccount  invests was established  prior to inception of the  Subaccount,  quotations of total return may include  quotations  for periods  beginning  prior  to  the  Subaccount's  date  of  inception.  Such
    quotations  of  total  return  are  based  upon  the   performance   of  the
    Subaccount's  corresponding  Portfolio  adjusted to reflect deduction of the mortality and expense risk charge.

    Performance  information for any Subaccount reflects only the performance of a  hypothetical  Contract  under  which  Account  Value  is  allocated  to a
    Subaccount  during a particular  time period on which the  calculations  are based.  Performance  information  should  be  considered  in  light  of  the investment  objectives  and  policies,  characteristics,  and quality of the
    Portfolio in which the Subaccount invests,  and the market conditions during the given time period,  and should not be considered as a representation  of what may be achieved in the future. For a description of the methods used to determine  yield and total return for the Subaccounts and the usage of other
    performance   related   information,   see  the   Statement  of   Additional
    Information.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

REGISTRATION STATEMENT

    A  Registration  Statement  under the 1933 Act has been  filed  with the SEC relating to the offering  described in this Prospectus.  This Prospectus has been filed as a part of the Registration  Statement and does not contain all of the  information  set forth in the  Registration  Statement  and exhibits thereto,  and reference is made to such Registration  Statement and exhibits for further information relating to the Company and the Contract. Statements contained  in this  Prospectus,  as to the content of the Contract and other legal  instruments,  are  summaries.  For a complete  statement of the terms thereof,  reference  is made to the  instruments  filed as  exhibits  to the
    Registration Statement.  The Registration Statement and the exhibits thereto may be  inspected  and  copied at the  SEC's  office,  located  at 450 Fifth
    Street, N.W., Washington, D.C.

FINANCIAL STATEMENTS

    The financial  statements of the Company at December 31, 2001 and 2000 , and
    for each of the three years in the period ended  December 31, 2001,  and the financial  statements of the Separate  Account at December 31, 2001, and for
    each of the two years in the period ended  December 31, 2001 are included in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

    The Statement of Additional  Information  contains more specific information and financial  statements  relating to the Company and the Separate Account.
    The Table of Contents of the  Statement  of  Additional  Information  is set
    forth below.

TABLE OF CONTENTS

    General Information and History                                           1
    ----------------------------------------------------------------------------
    Distribution of the Contract                                              1
    ----------------------------------------------------------------------------
    Limits on Premiums Paid Under Tax-Qualified Retirement Plans              1
    ----------------------------------------------------------------------------
    Experts                                                                   2
    ----------------------------------------------------------------------------
    Performance Information                                                   2
    ----------------------------------------------------------------------------
    Permissible Advertising Information                                       5
    ----------------------------------------------------------------------------
    Financial Statements                                                      6
    ----------------------------------------------------------------------------

ILLUSTRATIONS

    The following tables illustrate how the Account Values and Withdrawal Values of a hypothetical  Contract and systematic  withdrawals and Annuity Payments from a  hypothetical  Contract  may vary  over an  extended  period  of time assuming  hypothetical  rates of return  equivalent to constant gross annual rates  of  return  of 0%,  6%,  and 12%.  The  values  illustrated  would be different  from those shown if the gross annual  investment  rates of return averaged 0%, 6%, or 12% over a period of years, but also fluctuated above or below those averages for individual Contract Years.

    The hypothetical illustrations assume purchase of a Contract with an initial investment of $20,000 by a New York resident,  age 50, whose income tax rate is 31%  federal  and 7.59%  state and  whose  capital  gains tax rate is 20%
    federal and 7.59% state.  The  illustrations  further assume an Accumulation
    Period of 15 years and  distributions  beginning upon the Owner's  attaining age 65 and  continuing  until  age  90.  Two  methods  of  distribution  are illustrated:  (1)  systematic  withdrawals  in equal  amounts over a 25-year distribution  period (assuming the Owner stops withdrawals after 25 years to begin  Annuity  Payments  or to take a  lump-sum  withdrawal),  and (2) life income with guaranteed payments of 10 years.

    The  amounts  shown  for  Account  Value,   Withdrawal   Value,   systematic
    withdrawals,  and life income with 10 years certain Annuity Payments reflect the fact that the net investment return on the Subaccounts is lower than the gross investment return as a result of the mortality and expense risk charge levied  against the  Subaccounts  and the daily  investment  management  fee deducted from the Portfolios of the Funds.  The management fee is assumed to be  equal  to  0.85%  which  is  representative  of the  average  investment management fee applicable to the ten Portfolios of the Funds. The management fee  includes the ordinary  expenses of  operating  the Funds.  For the year ended  December 31, 2001,  the total expenses of each Portfolio of the Funds were the  following  percentages  of the  average  daily  net  assets of the
    Portfolios:  0.85% for New America Growth Portfolio; 1.05% for International
    Stock Portfolio; 0.85% for Mid-Cap Growth Portfolio; 0.85% for Equity Income
    Portfolio;  0.90% for Personal Strategy Balanced  Portfolio;  0.85% for Blue
    Chip Growth Portfolio; 0.95% for Health Sciences Portfolio; 0.40% for Equity
    Index 500 Portfolio;  0.70% for Limited-Term  Bond Portfolio;  and 0.55% for
    Prime Reserve Portfolio.

    After  deduction  of the  mortality  and expense  risk charge and  Portfolio expenses  described above, the illustrated  gross annual investment rates of return of 0%, 6%, and 12%  correspond  to  approximate  net annual  rates of
    -1.4%,  4.6%, and 10.6%. The hypothetical  values shown in the tables do not reflect any charges  against the  Subaccounts  for income  taxes that may be attributable  to the  Subaccounts  in the  future  since the  Company is not currently making these charges.  Similarly,  the hypothetical  values do not reflect  deduction  of a premium tax charge,  as no premium tax is currently imposed in the State of New York. In the event that these charges were to be made, the gross annual  investment  rate would have to exceed 0%, 6%, or 12%
    by an amount  sufficient to cover the charges in order to produce the values illustrated.

    The Withdrawal Values, systematic withdrawals, and life income with 10 years certain  Annuity  Payments  shown are net of the assumed tax rates set forth above. All federal tax calculations assume that state taxes are allowed as a deduction on the federal tax return.  The illustrations  further assume that any investment  losses may be applied in full against other ordinary  income or capital gains as applicable.

    ----------------------------------------------------------------------------
    ACCUMULATION (12.00% HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN)

        END OF                  ANNUAL       WITHDRAWAL VALUE      ACCOUNT VALUE
    CONTRACT YEAR     AGE     INVESTMENT       (AFTER TAX)         (BEFORE TAX)

          1           50      $20,000.00         $21,122              $22,087
          2           51           0              22,362               24,393
          3           52           0              23,730               26,939
          4           53           0              25,242               29,750
          5           54           0              26,911               32,855
          6           55           0              28,755               36,285
          7           56           0              30,791               40,072
          8           57           0              33,040               44,254
          9           58           0              35,523               48,873
         10           59           0              38,265               53,974
         11           60           0              45,255               59,607
         12           61           0              49,222               65,829
         13           62           0              53,603               72,700
         14           63           0              58,441               80,287
         15           64           0              63,784               88,667
    ----------------------------------------------------------------------------

    ----------------------------------------------------------------------------
    DISTRIBUTION (ANNUAL AFTER-TAX PAYMENTS)

    BEGINNING OF                ANNUAL     SYSTEMATIC WITHDRAWALS   LIFE WITH 10
    CONTRACT YEAR     AGE     INVESTMENT        (AFTER TAX)          (AFTER TAX)

         16           65           0              $5,781               $3,907
         17           66           0               5,781                4,145
         18           67           0               5,781                4,399
         19           68           0               5,781                4,670
         20           69           0               5,781                4,959
         21           70           0               5,781                5,268
         22           71           0               5,781                5,597
         23           72           0               5,781                5,949
         24           73           0               5,781                6,324
         25           74           0               5,781                6,724
         26           75           0               5,781                7,151
         27           76           0               5,781                7,607
         28           77           0               5,781                8,093
         29           78           0               5,781                8,612
         30           79           0               5,781                9,165
         31           80           0               5,781                9,756
         32           81           0               5,781               10,386
         33           82           0               5,781               11,058
         34           83           0               5,781               11,776
         35           84           0               5,781               12,541
         36           85           0               5,781               13,181
         37           86           0               5,781               13,876
         38           87           0               5,781               14,806
         39           88           0               7,360               15,799
         40           89           0               8,474               16,858
         41           90           0               8,755*              17,988**
     ---------------------------------------------------------------------------
     *Systematic  withdrawals  must stop at age 90 at which  time the Owner must begin Annuity Payments or take a lump sum withdrawal.

    **Life income  Annuity  Payments will continue for the life of the Annuitant or 10 years, whichever is longer.  Accordingly,  Annuitants cannot predict the  period of time such  payments  will be made as they will be made over the Annuitant's lifetime (or a minimum period of 10 years).

    Accumulated  investment  losses are  assumed  to be applied in full  against ordinary income or capital gains as applicable.

    The hypothetical  investment  results above are illustrative only and should not be deemed a representation of past or future investment results.  Actual investment results may be more or less than those shown.

    ----------------------------------------------------------------------------
    ACCUMULATION (6.00% HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN)

        END OF                  ANNUAL       WITHDRAWAL VALUE      ACCOUNT VALUE
    CONTRACT YEAR     AGE     INVESTMENT       (AFTER TAX)         (BEFORE TAX)

          1           50      $20,000.00         $20,486              $20,904
          2           51           0              20,994               21,849
          3           52           0              21,525               22,837
          4           53           0              22,080               23,870
          5           54           0              22,661               24,949
          6           55           0              23,267               26,077
          7           56           0              23,901               27,255
          8           57           0              24,563               28,488
          9           58           0              25,256               29,776
         10           59           0              25,979               31,122
         11           60           0              27,989               32,529
         12           61           0              28,926               33,999
         13           62           0              29,906               35,536
         14           63           0              30,931               37,143
         15           64           0              32,002               38,822
    ----------------------------------------------------------------------------

    ----------------------------------------------------------------------------
    DISTRIBUTION (ANNUAL AFTER-TAX PAYMENTS)

    BEGINNING OF                ANNUAL     SYSTEMATIC WITHDRAWALS   LIFE WITH 10
    CONTRACT YEAR     AGE     INVESTMENT        (AFTER TAX)          (AFTER TAX)

         16           65           0              $1,567               $1,909
         17           66           0               1,567                1,925
         18           67           0               1,567                1,940
         19           68           0               1,567                1,956
         20           69           0               1,567                1,971
         21           70           0               1,567                1,987
         22           71           0               1,567                2,004
         23           72           0               1,567                2,020
         24           73           0               1,567                2,036
         25           74           0               1,567                2,053
         26           75           0               1,567                2,070
         27           76           0               1,567                2,087
         28           77           0               1,567                2,104
         29           78           0               1,567                2,121
         30           79           0               1,567                2,138
         31           80           0               1,775                2,156
         32           81           0               2,139                2,174
         33           82           0               2,165                2,192
         34           83           0               2,192                2,210
         35           84           0               2,221                2,228
         36           85           0               2,250                2,070
         37           86           0               2,281                1,912
         38           87           0               2,313                1,931
         39           88           0               2,347                1,950
         40           89           0               2,382                1,969
         41           90           0               2,419*               1,988**
    ----------------------------------------------------------------------------

     *Systematic  withdrawals  must stop at age 90 at which  time the Owner must begin Annuity Payments or take a lump sum withdrawal.

    **Life income  Annuity  Payments will continue for the life of the Annuitant or 10 years, whichever is longer.  Accordingly,  Annuitants cannot predict the  period of time such  payments  will be made as they will be made over the Annuitant's lifetime (or a minimum period of 10 years).

    Accumulated  investment  losses are  assumed  to be applied in full  against ordinary income or capital gains as applicable.

    The hypothetical  investment  results above are illustrative only and should not be deemed a representation of past or future investment results.  Actual investment results may be more or less than those shown.

    ----------------------------------------------------------------------------
    ACCUMULATION (0.00% HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN)

        END OF                  ANNUAL       WITHDRAWAL VALUE      ACCOUNT VALUE
    CONTRACT YEAR     AGE     INVESTMENT       (AFTER TAX)         (BEFORE TAX)

          1           50      $20,000.00         $19,822              $19,721
          2           51           0              19,647               19,446
          3           52           0              19,474               19,174
          4           53           0              19,303               18,907
          5           54           0              19,135               18,643
          6           55           0              18,969               18,383
          7           56           0              18,805               18,126
          8           57           0              18,644               17,874
          9           58           0              18,485               17,624
         10           59           0              18,328               17,378
         11           60           0              18,174               17,136
         12           61           0              18,021               16,897
         13           62           0              17,871               16,661
         14           63           0              17,723               16,428
         15           64           0              17,576               16,199
    ----------------------------------------------------------------------------

    ----------------------------------------------------------------------------
       DISTRIBUTION (ANNUAL AFTER-TAX PAYMENTS)

    BEGINNING OF                ANNUAL     SYSTEMATIC WITHDRAWALS   LIFE WITH 10
    CONTRACT YEAR     AGE     INVESTMENT        (AFTER TAX)          (AFTER TAX)

         16           65           0               $520                $1,003
         17           66           0                520                   970
         18           67           0                520                   924
         19           68           0                520                   880
         20           69           0                520                   839
         21           70           0                520                   799
         22           71           0                520                   761
         23           72           0                520                   725
         24           73           0                520                   691
         25           74           0                520                   658
         26           75           0                520                   627
         27           76           0                520                   597
         28           77           0                520                   569
         29           78           0                520                   542
         30           79           0                520                   517
         31           80           0                520                   492
         32           81           0                520                   469
         33           82           0                520                   447
         34           83           0                520                   426
         35           84           0                520                   405
         36           85           0                520                   386
         37           86           0                520                   368
         38           87           0                520                   351
         39           88           0                520                   334
         40           89           0                520                   318
         41           90           0              2,870*                1,979**
     ---------------------------------------------------------------------------
     *Systematic  withdrawals  must stop at age 90 at which  time the Owner must begin Annuity Payments or take a lump sum withdrawal.

    **Life income  Annuity  Payments will continue for the life of the Annuitant or 10 years, whichever is longer.  Accordingly,  Annuitants cannot predict the  period of time such  payments  will be made as they will be made over the Annuitant's lifetime (or a minimum period of 10 years).

    Accumulated  investment  losses are  assumed  to be applied in full  against ordinary income or capital gains as applicable.

    The hypothetical  investment  results above are illustrative only and should not be deemed a representation of past or future investment results.  Actual investment results may be more or less than those shown.

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

T. ROWE PRICE VARIABLE ANNUITY
STATEMENT OF ADDITIONAL INFORMATION
DATE: MAY 1, 2002

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

--------------------------------------------------------------------------------
ISSUED BY:                                 MAILING ADDRESS:

First Security Benefit Life Insurance      First Security Benefit Life Insurance
and Annuity Company of New York            and Annuity Company of New York
70 West Red Oak Lane, 4th Floor            c/o T. Rowe Price Variable Annuity
White Plains, New York 10604               Service Center
1-800-355-4570                             P.O. Box 2788
                                           Topeka, Kansas 66601-9804
                                           1-800-239-4703

This Statement of Additional  Information is not a prospectus and should be read in  conjunction  with the  current  Prospectus  for the T. Rowe  Price  Variable
Annuity dated May 1, 2002. A copy of the  Prospectus may be obtained from the T.
Rowe Price  Variable  Annuity  Service  Center by calling  1-800-239-4703  or by writing P.O. Box 2788, Topeka, Kansas 66601-9804.

CONTENTS
--------------------------------------------------------------------------------

General Information and History                                                1
--------------------------------------------------------------------------------
Distribution of the Contract                                                   1
--------------------------------------------------------------------------------
Limits on Premiums Paid Under Tax-Qualified Retirement Plans                   1
--------------------------------------------------------------------------------
Experts                                                                        2
--------------------------------------------------------------------------------
Performance Information                                                        2
--------------------------------------------------------------------------------

Permissible Advertising Information                                            5

--------------------------------------------------------------------------------
Financial Statements                                                           6
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY
--------------------------------------------------------------------------------

For a description of the Individual  Flexible Premium Deferred  Variable Annuity
Contract (the  "Contract"),  First  Security  Benefit Life Insurance and Annuity
Company  of New York (the  "Company"),  and the T. Rowe Price  Variable  Annuity
Account of First Security Benefit Life Insurance and Annuity Company of New York
(the  "Separate  Account"),  see the  Prospectus.  This  Statement of Additional
Information  contains  information  that  supplements  the  information  in  the
Prospectus.  Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section  entitled  "Definitions" in the
Prospectus.

SAFEKEEPING OF ASSETS

The Company is responsible for the safekeeping of the assets of the Subaccounts.
These  assets,  which  consist  of  shares  of the  Portfolios  of the  Funds in non-certificated  form,  are held  separate  and  apart  from the  assets of the
Company's General Account and its other separate accounts.

DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------

T. Rowe Price Investment  Services,  Inc.  ("Investment  Services"),  a Maryland
corporation  formed  in 1980  as a  wholly-owned  subsidiary  of T.  Rowe  Price
Associates, Inc., is Principal Underwriter of the Contract.  Investment Services
is registered as a  broker/dealer  with the Securities  and Exchange  Commission
("SEC")  under  the  Securities  Exchange  Act of 1934  and is a  member  of the
National Association of Securities Dealers,  Inc. ("NASD").  The offering of the
Contract is continuous.

Investment  Services  serves  as  Principal  Underwriter  under  a  Distribution
Agreement with the Company.  Investment Services' registered representatives are required  to be  authorized  under  applicable  state  regulations  to make  the
Contract  available to its  customers.  Investment  Services is not  compensated under its Distribution Agreement with the Company.

LIMITS ON PREMIUMS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
--------------------------------------------------------------------------------

SECTION 408 AND 408A

Premiums  (other  than  rollover  contributions)  paid under a Contract  used in connection with a traditional or Roth individual  retirement  annuity (IRA) that is described  in Section 408 or Section  408A of the  Internal  Revenue Code are
subject  to the limits on  contributions  to IRAs  under  Section  219(b) of the
Internal  Revenue Code. Under Section 219(b) of the Code,  contributions  (other than rollover  contributions) to an IRA are limited to the lesser of 100% of the individual's  taxable  compensation or the applicable  dollar amount as shown in the table below:

                         ------------------------------
                              TAX YEAR           AMOUNT
                              2002-2004          $3,000
                              2005-2007          $4,000
                         2008 and thereafter     $5,000
                         ------------------------------

If an individual is age 50 or over, the individual may make an additional  catch up  contribution to a traditional IRA of $500 during the tax years of 2002-2005, or $1,000 for the tax years 2006 and thereafter.

Spousal  IRAs  allow an Owner  and his or her  spouse  to  contribute  up to the applicable  dollar amount to their respective IRAs so long as a joint tax return is filed and joint  income is $6,000 or more.  The  maximum  amount  the  higher compensated  spouse may  contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation.
The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable  dollar  amount  as shown  in the  table  above or (ii)  100% of that spouse's  compensation plus the amount by which the higher compensated  spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her  IRA.  The  extent  to  which  an Owner  may  deduct  contributions  to a traditional  IRA depends on the gross  income of the Owner and his or her spouse
for  the  year  and   whether   either  is  an   "active   participant"   in  an
employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified  employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section  402(h) of the Internal  Revenue Code.  Section  402(h)  currently limits employer contributions and salary reduction  contributions (if permitted)
under  a  simplified  employee  pension  plan  to the  lesser  of (a) 15% of the compensation  of the participant in the Plan, or (b) $40,000.  Salary  reduction contributions, if any, are subject to additional annual limits.

EXPERTS
--------------------------------------------------------------------------------

The  financial  statements  of the Company at December 31, 2001 and 2000 and for
each of the three years in the period ended December 31, 2001, and the financial statements of the Separate  Account as of December 31, 2001, and for each of the two years in the period ended  December 31, 2001  included in this  Statement of
Additional  Information  have been  audited  by Ernst & Young  LLP,  independent auditors, for the periods indicated in their reports thereon appearing elsewhere herein and are included in reliance  upon such reports  given upon the authority of such firm as experts in accounting and auditing.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Performance  information for the Subaccounts of the Separate Account,  including the yield and total  return of all  Subaccounts,  may appear in  advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Prime Reserve Subaccount will be based on the change in the value,  exclusive of capital changes,  of a hypothetical  investment in a
Contract  over  a  particular  seven  day  period,  less a  hypothetical  charge reflecting  deductions  from the Contract  during the period (the "base period")
and stated as a  percentage  of the  investment  at the start of the base period
(the  "base  period  return").  The base  period  return is then  annualized  by multiplying  by 365/7,  with the resulting  yield figure carried to at least the nearest one hundredth of one percent.  Any quotations of effective yield for the
Prime Reserve  Subaccount  assume that all dividends  received  during an annual period have been  reinvested.  Calculation of "effective  yield" begins with the same  "base  period  return"  used  in the  yield  calculation,  which  is  then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [(Base Period Return + 1)365/7] - 1

For the seven-day period ended December 31, 2001, the yield of the Prime Reserve
Subaccount was 1.79% and the effective yield of the Subaccount was1.80%.

Quotations  of  yield  for  the  Subaccounts,   other  than  the  Prime  Reserve
Subaccount,  will be based on all investment income per Accumulation Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment income by the value of the Accumulation  Unit on the last day of the period,  according to the following formula:

                           YIELD = 2[(a - b + 1)6 - 1]
                                      -----
                                       cd

where a = net  investment  income  earned  during  the  period by the  Portfolio attributable to shares owned by the Subaccount,

      b = expenses accrued for the period (net of any reimbursements),

      c = the average daily number of Accumulation  Units outstanding during the period that were entitled to receive dividends, and

      d = the maximum  offering price per  Accumulation  Unit on the last day of the period.

For the 30-day  period ended  December 31, 2001,  the yield of the  Limited-Term
Bond Subaccount was 5.24%.

Quotations of average annual total return for any  Subaccount  will be expressed in terms of the  average  annual  compounded  rate of return  of a  hypothetical investment  in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T)n = ERV (where P = a  hypothetical  initial  payment of $1,000,  T = the average  annual  total  return,  n = the  number of years,  and ERV = the ending redeemable  value of a hypothetical  $1,000 payment made at the beginning of the period).  All total return  figures  reflect the  deduction of the mortality and expense risk charge.  Quotations of total return may simultaneously be shown for other periods.

Where the  Portfolio  in which a  Subaccount  invests was  established  prior to inception of the Subaccount,  quotations of total return may include  quotations for  periods  beginning  prior  to the  Subaccount's  date  of  inception.  Such quotations of total return are based upon the  performance  of the  Subaccount's corresponding  Portfolio  adjusted to reflect  deduction  of the  mortality  and expense risk charge.

--------------------------------------------------------------------------------
                                             AVERAGE ANNUAL TOTAL RETURN
                                               AS OF DECEMBER 31, 2001
                                     -------------------------------------------
                                                                     FROM DATE
SUBACCOUNT                           ONE-YEAR       FIVE-YEAR       OF INCEPTION
--------------------------------------------------------------------------------
International ....................   (22.64)%        (0.20)%          1.80%(1)
New America Growth ...............   (12.32)          4.41            7.33(1)
Mid-Cap Growth ...................    (1.49)         13.19           13.19(2)
Equity Income ....................     0.93          10.22           11.75(1)
Personal Strategy Balanced .......    (2.94)          7.92            8.98(1)
Blue Chip Growth .................     ---             ---          (15.90)(3)
Health Sciences ..................     ---             ---           (2.47)(3)
Equity Index 500 .................     ---             ---          (15.85)(3)
Limited-Term Bond ................     7.88           5.84            5.28(1)
--------------------------------------------------------------------------------
1  From January 19, 1996 (Subaccount date of inception) to December 31, 2001.
2  From December 31, 1996 (Subaccount date of inception) to December 31, 2001.
3  From February 1, 2001 (Subaccount date of inception) to December 31, 2001.

Performance  information  for any Subaccount  reflects only the performance of a hypothetical  Contract  under which an Owner's  Account  Value is allocated to a
Subaccount  during a particular time period on which the calculations are based.
Performance  information  should  be  considered  in  light  of  the  investment objectives  and policies,  characteristics,  and quality of the Portfolio of the
Funds in which the  Subaccount  invests,  and the market  conditions  during the given time period,  and should not be considered as a representation of what may be achieved in the future.

Reports and promotional  literature may also contain other information including
(i) the ranking of any  Subaccount  derived  from  rankings of variable  annuity separate accounts, insurance product funds, or other investment products tracked by Lipper  Analytical  Services,  Inc.,  Morningstar,  Inc.  or by other  rating services,  companies,  publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria,  (ii) the effect of a tax-deferred  compounding on a Subaccount's  investment  returns, or returns in general,  which may be illustrated by graphs,  charts,  or otherwise, and which may include a  comparison,  at various  points in time,  of the return from an investment in a Contract (or returns in general) on a tax-deferred basis
(assuming one or more tax rates) with the return on a taxable  basis,  and (iii)
personal or general hypothetical illustrations of accumulation and payout period
Account  Values  and  annuity  payments.  From time to time  information  may be provided in advertising,  sales literature and other written material  regarding the  appropriateness  of the various annuity options as well as their advantages and disadvantages to contractholders and prospective investors.

PERMISSIBLE ADVERTISING INFORMATION
--------------------------------------------------------------------------------

From  time  to  time,  the  Separate  Account  may,  in  addition  to any  other
permissible   information,   include  the  following  types  of  information  in
advertisements,  sales  literature,  reports to contractowners or other investor communications  ("advertisements"):  (1)  discussions  of  general  economic  or financial  principles  (such as the effects of  compounding  and the benefits of
dollar-cost  averaging);   (2)  discussions  about  past,  current  or  possible
economic,   market  and  political  trends  and  events;  (3)  presentations  of statistical data to supplement such  discussions;  (4) published  evaluations by nationally recognized ranking services and financial or business publications or other media including  reprints of, or selections from, such  publications;  (5)
descriptions  and updates  concerning  a  Subaccount's  strategies,  and past or anticipated portfolio investments;  (6) analysis of its investments by industry, country, credit quality and other characteristics; (7) general biography or work experience of the portfolio manager of a Subaccount, including information about awards received by the portfolio manager,  mentions of the manager in the media, or  announcements of the portfolio  manager's  appearance on television or radio programs,  or presentations at conferences or trade shows; (8) portfolio manager commentary  or  market  updates;  (9)  investment  philosophy  and the  research methodology  underlying stock selection or a Subaccount's  investment objective;
(10)  a  discussion  of  the   risk/return   continuum   relating  to  different
investments;  (11) discussions on general  principles of investing such as asset allocation, diversification and risk tolerance; (12) testimonials describing the experience of persons who have invested in a Subaccount;  (13) discussions about retirement and investing for retirement; (14) data concerning the projected cost of a college  education  in future  years  based on current  or recent  costs of college  and an  assumed  rate of  increase  for such  costs;  (15)  information regarding  the  relative  reliance  in  recent  years on  personal  savings  for retirement  income  versus  reliance  on Social  Security  benefits  and company sponsored retirement plans; and (16) other information of interest to investors.
Advertisements  may  include  information  about  the  Subaccount's   underlying
portfolio  in  addition  to, or in place of,  information  about the  Subaccount itself.

Advertisements  may also include a Subaccount's  performance,  goals,  risks and expenses  compared  with (a)  various  indexes so that  investors  may compare a
Subaccount's  results  with  those of a group  of  unmanaged  securities  widely regarded by investors as  representative  of the securities  markets in general;
(b) other subaccounts  tracked by the Variable Annuity Research and Data Service
("VARDS"),  Lipper Analytical Services Inc.,  Morningstar or another independent
research  firm  which  ranks   separate   accounts  or  subaccounts  by  overall
performance,  investment  objectives,  and assets, or tracked by other services, companies, publications, or persons who rank separate accounts or subaccounts on overall performance or other criteria; (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Subaccount;
(d) other statistics such as gross national product or gross domestic product of the United States or other  countries or regions,  net import and export figures derived from governmental publications (e.g., The Survey of Current Business) or
other  independent  parties  (e.g.,  the  Investment  Company   Institute),   to
illustrate  investment  attributes  to a  Subaccount  or the  general  economic, business,  investment,  or financial environment in which a Subaccount operates;
(e) various  financial,  economic  and market  statistics  developed by brokers, dealers and other persons to illustrate  aspects of a Subaccount's  performance;
(f) the sectors or industries in which a Subaccount invests compared to relevant indexes or  surveys  (e.g.,  S&P  Industry  Surveys)  in order to  evaluate  the
Subaccount's  historic performance or current or potential value with respect to the particular industry or sector; (g) a hypothetical or model portfolio; or (h)
other subaccounts or variable  annuities.  The Separate Account may also discuss and  compare  in  advertising  the  relative  performance  of  various  types of investment instruments  including,  but not limited to, certificates of deposit, ordinary  interest  savings  accounts,  other  forms of fixed or  variable  time deposits,  qualified retirement plans, stocks,  Treasury securities,  and bonds, over various time periods and covering various holding periods. Such comparisons may  compare  these  investment  categories  to each  other or to changes in the
Consumer  Price Index.  In  addition,  the  Separate  Account may quote  various measures of  volatility  and  benchmark  correlation  in  advertising  and other materials and may compare these measures to those of indexes,  other subaccounts or other types of investments.

The Separate  Account's  advertisements  may also include rankings or ratings of the Company and of the investor services  provided to contractowners  other than performance  rankings  of a  Subaccount  itself.  Those  ratings or  rankings of investor services by third parties may include  comparisons of their services to those provided by other  variable  annuity  providers  selected by the rating or ranking  services.  They may be based upon the opinions of the rating or ranking service  itself,  using its  research  or  judgment,  or based  upon  surveys of investors, brokers, contractowners or others.

The Separate Account,  in its  advertisements,  may refer to pending legislation from time to time and the  possible  impact of such  legislation  on  investors, investment  strategy and related  matters.  This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields.

All performance  information that the Separate Account  advertises is historical in nature and is not  intended to represent or  guarantee  future  results.  The value  of  accumulation  units  when  redeemed  may be more or less  than  their original cost. Performance information may be quoted numerically or presented in a table, graph or other illustration.  A Subaccount's returns and unit price are not  guaranteed  or insured by the FDIC or any other  agency and will  fluctuate daily,  while  bank  depository  obligations  may be insured by the FDIC and may provide fixed rates of return.

In  connection  with a ranking,  the  Separate  Account may  provide  additional information,  such as the particular category to which it is related, the number of  subaccounts  in the category,  the criteria upon which the ranking is based, and the effect of sales charges, fee waivers and/or expense  reimbursements.  In assessing  comparisons  of  performance,  you  should  keep  in  mind  that  the composition  of the  investments  in the  reported  indexes and  averages is not identical to a  Subaccount's  portfolio,  the indexes and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Separate  Account to calculate its figures.
For  example,  unmanaged  indexes  may  assume  reinvestment  of  dividends  but generally do not reflect  deductions for administrative and management costs. In addition,  there  can  be no  assurance  that a  Subaccount  will  continue  its performance as compared to these other  averages.  When comparing a Subaccount's performance with that of other alternatives, investors should understand that an investment  in a  Subaccount  may be subject to  greater  market  risks than are certain other types of investments.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial  statements of the Company at December 31, 2001 and 2000,  and for
each of the three years in the period ended  December 31, 2001 and the financial statements of the Separate Account at December 31, 2001, and for each of the two years in the period ended December 31, 2001 are set forth herein, following this section.

The financial statements of the Company, which are included in this Statement of
Additional  Information,  should be considered only as bearing on the ability of the  Company to meet its  obligations  under the  Contracts.  They should not be considered as bearing on the  investment  performance  of the assets held in the
Separate Account.

CONTENTS
--------------------------------------------------------------------------------

Report of Independent Auditors                                                 8
--------------------------------------------------------------------------------
Audited Financial Statements
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                           9
--------------------------------------------------------------------------------
Statements of Operations                                                      10
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                           11
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 13
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The Contract Owners of T. Rowe Price Variable Annuity Account
of First Security Benefit Life Insurance and Annuity Company
of New York and The Board of Directors of First Security
Benefit Life Insurance and Annuity Company of New York

We have audited the accompanying statements of assets and liabilities of T. Rowe
Price  Variable  Annuity  Account of First  Security  Benefit Life Insurance and
Annuity  Company of New York  comprising the New America  Growth,  International
Stock,  Equity Income,  Personal Strategy  Balanced,  Limited-Term Bond, Mid-Cap
Growth,  Prime Reserve,  Blue Chip Growth,  Equity Index 500, and Health Science
Subaccounts  as of December 31, 2001,  and the related  statements of operations and  changes in net  assets  for each of the  periods  indicated  herein.  These financial  statements  are the  responsibility  of First  Security  Benefit Life
Insurance and Annuity Company of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting  the  amounts  and  disclosures  in  the  financial  statements.  Our procedures  included  confirmation of investments owned as of December 31, 2001, by correspondence  with the transfer agent. An audit also includes assessing the accounting  principles used and significant estimates made by management as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all  material  respects,  the  financial  position  of each  of the  subaccounts constituting T. Rowe Price Variable  Annuity  Account of First Security  Benefit
Life  Insurance  and Annuity  Company of New York at December 31, 2001,  and the
results of their  operations  and  changes  in their net assets for the  periods described above in conformity with accounting  principles  generally accepted in the United States.

                                                               Ernst & Young LLP

Kansas City, Missouri
February 1, 2002

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF
FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES
                                                              YEAR ENDED DECEMBER 31, 2001
                                               (DOLLARS IN THOUSANDS - EXCEPT UNIT VALUES)

                            NEW                                     PERSONAL
                          AMERICA     INTERNATIONAL     EQUITY      STRATEGY     LIMITED-
                           GROWTH         STOCK         INCOME      BALANCED    TERM BOND
                         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                         -----------------------------------------------------------------
Assets:
  Mutual funds,
  at value............     $2,795        $1,380         $5,029       $1,626       $  533
                         -----------------------------------------------------------------
Total assets..........      2,795         1,380          5,029        1,626          533

Liabilities:
  Payable to FSBL.....        ---           ---            (1)          (1)          (2)
                         -----------------------------------------------------------------
Net assets............     $2,795        $1,380         $5,028       $1,625       $  531
                         =================================================================

Net assets:
  Accumulation units..     $2,795        $1,378         $5,021       $1,619       $  521
  Annuity units.......        ---             2              7            6           10
                         -----------------------------------------------------------------
Net assets............     $2,795        $1,380         $5,028       $1,625       $  531
                         =================================================================

Units outstanding.....    140,789       109,199        210,321       82,166       36,578

Unit value............     $19.85        $12.64         $23.91       $19.78       $14.52

Mutual funds, at cost.     $3,346        $1,736         $4,824       $1,695       $  528
Mutual fund shares....    154,219       120,335        262,304      110,451      105,290

                           MID-CAP       PRIME      BLUE CHIP      EQUITY       HEALTH
                           GROWTH       RESERVE       GROWTH     INDEX 500     SCIENCE
                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                         ---------------------------------------------------------------
Assets:
  Mutual funds,
  at value............     $3,583        $1,193        $ 66        $ 387        $ 117
                         ---------------------------------------------------------------
Total assets..........      3,583         1,193          66          387          117

Liabilities:
  Payable to FSBL.....        ---           ---         ---          ---          ---
                         ---------------------------------------------------------------
Net assets............     $3,583        $1,193        $ 66        $ 387        $ 117
                         ===============================================================

Net assets:
  Accumulation units..     $3,583        $1,193        $ 66        $ 387        $ 117
  Annuity units.......        ---           ---         ---          ---          ---
                         ---------------------------------------------------------------
Net assets............     $3,583        $1,193        $ 66        $ 387        $ 117
                         ===============================================================

Units outstanding.....    192,879        95,437       7,778       44,260       12,913

Unit value............     $18.58        $12.49       $8.57        $8.76        $9.07

Mutual funds, at cost.     $3,000        $1,193        $ 71        $ 383        $ 109
Mutual fund shares....    196,246     1,192,538       7,742       44,427       12,842

SEE ACCOMPANYING NOTES.

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF
FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

STATEMENTS OF OPERATIONS
                                                              YEAR ENDED DECEMBER 31, 2001
                                                                         (EXCEPT AS NOTED)
                                                                            (IN THOUSANDS)

                            NEW                                     PERSONAL
                           AMERICA    INTERNATIONAL     EQUITY      STRATEGY     LIMITED-
                           GROWTH        STOCK          INCOME      BALANCED    TERM BOND
                         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                         -----------------------------------------------------------------
Net investment
  (loss) income:
  Dividend
    distributions.....     $ ---         $  31          $  71        $ 47         $ 26
  Expenses:
    Mortality and
      expense risk fee       (17)           (9)           (27)         (9)          (3)
                         -----------------------------------------------------------------
Net investment
  (loss) income.......       (17)           22             44          38           23

Net realized and
  unrealized (loss)
  gain on investments:
  Capital gains
    distributions.....        48           ---             91         ---          ---
  Realized (loss)
    gain on sale
    of fund shares....       (92)         (118)            34          (4)           5
  Change in unrealized
    appreciation/
    depreciation on
    investments
    during the year...      (368)         (391)          (119)        (85)           5
                         -----------------------------------------------------------------
Net realized and
   unrealized (loss)
   gain on investments      (412)         (509)             6         (89)          10
                         -----------------------------------------------------------------
Net (decrease)
  increase in net
  assets resulting
  from operations.....     $(429)        $(487)         $  50        $(51)        $ 33
                         =================================================================

                           MID-CAP      PRIME       BLUE CHIP      EQUITY        HEALTH
                           GROWTH      RESERVE       GROWTH       INDEX 500      SCIENCE
                         SUBACCOUNT   SUBACCOUNT   SUBACCOUNT*   SUBACCOUNT*   SUBACCOUNT*
                         -----------------------------------------------------------------
Net investment
  (loss) income:
  Dividend
    distributions.....     $ ---         $43          $---          $  2          $---
  Expenses:
    Mortality and
      expense risk fee       (20)         (6)          ---            (1)          ---
                         -----------------------------------------------------------------
Net investment
  (loss) income.......       (20)         37           ---             1           ---

Net realized and
  unrealized (loss)
  gain on investments:
  Capital gains
    distributions.....       ---         ---           ---           ---           ---
  Realized (loss)
    gain on sale
    of fund shares....        64         ---            (2)          ---            (3)
  Change in
    unrealized
    appreciation/
    depreciation on
    investments
    during the year...      (142)        ---            (5)            4             8
                         -----------------------------------------------------------------
Net realized and
  unrealized (loss)
  gain on investments.       (78)        ---            (7)            4             5
                         -----------------------------------------------------------------
Net (decrease)
  increase in net
  assets resulting
  from operations.....     $ (98)        $37          $ (7)         $  5          $  5
                         =================================================================

*For the period from  February 1, 2001  (inception  date)  through  December 31, 2001.

SEE ACCOMPANYING NOTES.

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF
FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS
                                                                    YEAR ENDED DECEMBER 31
                                                                            (IN THOUSANDS)

                                                  NEW AMERICA             INTERNATIONAL
                                               GROWTH SUBACCOUNT        STOCK SUBACCOUNT
                                               2001         2000        2001        2000
                                              --------------------------------------------
(Decrease) increase in net assets:
  From operations:
    Net investment (loss) income...........   $  (17)     $   (22)     $   22      $  ---
    Capital gains distributions............       48          401         ---          66
    Realized (loss) gain on
      sale of fund shares .................      (92)         165        (118)        103
    Change in unrealized appreciation/
      depreciation on investments
      during the year......................     (368)        (984)       (391)       (661)
                                              --------------------------------------------
  Net (decrease) increase in
    net assets from operations.............     (429)        (440)       (487)       (492)

  From contractholder transactions:
    Variable annuity deposits..............       91          303          50         146
    Terminations and withdrawals...........     (304)        (815)       (156)       (190)
    Annuity payments.......................      ---          ---         ---         ---
    Transfers between subaccounts, net.....     (130)         121        (172)        145
                                              --------------------------------------------
  Net (decrease) increase in net assets
    from contractholder transactions.......     (343)        (391)       (278)        101
                                              --------------------------------------------
Net (decrease) increase in net assets......     (772)        (831)       (765)       (391)
Net assets at beginning of year............    3,567        4,398       2,145       2,536
                                              --------------------------------------------
Net assets at end of year..................   $2,795       $3,567      $1,380      $2,145
                                              ============================================

                                                 EQUITY INCOME          PERSONAL STRATEGY
                                                   SUBACCOUNT          BALANCED SUBACCOUNT
                                               2001         2000        2001        2000
                                              --------------------------------------------
(Decrease) increase in net assets:
  From operations:
    Net investment (loss) income...........   $   44      $    65      $   38      $   41
    Capital gains distributions............       91          274         ---          84
    Realized (loss) gain on
      sale of fund shares .................       34          (37)         (4)          9
    Change in unrealized appreciation/
      depreciation on investments
      during the year......................     (119)         156         (85)        (58)
                                              --------------------------------------------
  Net (decrease) increase in
    net assets from operations.............       50          458         (51)         76

  From contractholder transactions:
    Variable annuity deposits..............      299          122          58          51
    Terminations and withdrawals...........     (203)        (796)        (50)       (155)
    Annuity payments.......................       (1)          (1)         (1)         (1)
    Transfers between subaccounts, net.....        5       (1,391)        (23)        (21)
                                              --------------------------------------------
  Net (decrease) increase in net assets
    from contractholder transactions.......      100       (2,066)        (16)       (126)
                                              --------------------------------------------
Net (decrease) increase in net assets......      150       (1,608)        (67)        (50)
Net assets at beginning of year............    4,878        6,486       1,692       1,742
                                              --------------------------------------------
Net assets at end of year..................   $5,028      $ 4,878      $1,625      $1,692
                                              ============================================

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF
FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS
                                                                    YEAR ENDED DECEMBER 31
                                                                            (IN THOUSANDS)

                                                LIMITED-TERM            MID-CAP GROWTH
                                               BOND SUBACCOUNT            SUBACCOUNT
                                              2001        2000        2001          2000
                                              --------------------------------------------
(Decrease) increase in net assets:
  From operations:
    Net investment (loss) income...........   $ 23        $ 24       $  (20)       $  (21)
    Capital gains distributions............    ---         ---          ---            69
    Realized (loss) gain on
      sale of fund shares .................      5          (5)          64           259
    Change in unrealized appreciation/
      depreciation on investments
      during the year......................      5          17         (142)          (43)
                                              --------------------------------------------
  Net (decrease) increase in
    net assets from operations.............     33          36          (98)          264

  From contractholder transactions:
    Variable annuity deposits..............     17          12          132           342
    Terminations and withdrawals...........     (2)        (94)        (269)         (846)
    Annuity payments.......................     (2)         (1)         ---           ---
    Transfers between subaccounts, net.....     73           6         (210)          954
                                              --------------------------------------------
  Net (decrease) increase in net assets
    from contractholder transactions.......     86         (77)        (347)          450
                                              --------------------------------------------
Net (decrease) increase in net assets......    119         (41)        (445)          714
Net assets at beginning of year............    412         453        4,028         3,314
                                              --------------------------------------------
Net assets at end of year..................   $531        $412       $3,583        $4,028
                                              ============================================

                                                                       BLUE CHIP
                                                 PRIME RESERVE          GROWTH
                                                  SUBACCOUNT          SUBACCOUNT*
                                                2001        2000         2001
                                              -----------------------------------
(Decrease) increase in net assets:
  From operations:
    Net investment (loss) income...........   $   37      $   59         $---
    Capital gains distributions............      ---         ---          ---
    Realized (loss) gain on
      sale of fund shares .................      ---         ---           (2)
    Change in unrealized appreciation/
      depreciation on investments
      during the year......................      ---         ---           (5)
                                              -----------------------------------
  Net (decrease) increase in
    net assets from operations.............       37          59           (7)

  From contractholder transactions:
    Variable annuity deposits..............      150          69           10
    Terminations and withdrawals...........     (157)       (551)         ---
    Annuity payments.......................      ---         ---          ---
    Transfers between subaccounts, net.....      176         273           63
                                              -----------------------------------
  Net (decrease) increase in net assets
    from contractholder transactions.......      169        (209)          73
                                              -----------------------------------
Net (decrease) increase in net assets......      206        (150)          66
Net assets at beginning of year............      987       1,137          ---
                                              -----------------------------------
Net assets at end of year..................   $1,193      $  987         $ 66
                                              ===================================

                                                EQUITY          HEALTH
                                               INDEX 500        SCIENCE
                                              SUBACCOUNT*     SUBACCOUNT*
                                                 2001            2001
                                              ---------------------------
(Decrease) increase in net assets:
  From operations:
    Net investment (loss) income...........      $  1            $---
    Capital gains distributions............       ---             ---
    Realized (loss) gain on
      sale of fund shares .................       ---              (3)
    Change in unrealized appreciation/
      depreciation on investments
      during the year......................         4               8
                                              ---------------------------
  Net (decrease) increase in
    net assets from operations.............         5               5

  From contractholder transactions:
    Variable annuity deposits..............       230              45
    Terminations and withdrawals...........       ---             ---
    Annuity payments.......................       ---             ---
    Transfers between subaccounts, net.....       152              67
                                              ---------------------------
  Net (decrease) increase in net assets
    from contractholder transactions.......       382             112
                                              ---------------------------
Net (decrease) increase in net assets......       387             117
Net assets at beginning of year............       ---             ---
                                              ---------------------------
Net assets at end of year..................      $387            $117
                                              ===========================

*For the period from  February 1, 2001  (inception  date)  through  December 31,
 2001.

SEE ACCOMPANYING NOTES.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 2000 AND 1999

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION

    T. Rowe Price  Variable  Annuity  Account  of First  Security  Benefit  Life
    Insurance  and  Annuity  Company  of New York (the  Account)  is a  separate account of First Security  Benefit Life Insurance and Annuity Company of New
    York (FSBL).  The Account is registered as a unit investment trust under the
    Investment Company Act of 1940, as amended. Deposits received by the Account are invested in one of the portfolios of either T. Rowe Price Equity Series,
    Inc.,  T.  Rowe  Price  Fixed  Income   Series,   Inc.,  or  T.  Rowe  Price
    International  Series,  Inc.,  mutual funds not  otherwise  available to the public.  As directed by the owners,  amounts may be invested in a designated mutual fund as follows:

    SUBACCOUNT                       MUTUAL FUND
    ----------------------------------------------------------------------------
    New America Growth.............  T. Rowe Price New America Growth Portfolio
    International Stock............  T. Rowe Price International Stock Portfolio
    Equity Income..................  T. Rowe Price Equity Income Portfolio
    Personal Strategy Balanced.....  T. Rowe Price Personal Strategy
                                       Balanced Portfolio
    Limited-Term Bond..............  T. Rowe Price Limited-Term Bond Portfolio
    Mid-Cap Growth.................  T. Rowe Price Mid-Cap Growth Portfolio
    Prime Reserve..................  T. Rowe Price Prime Reserve Portfolio
    Blue Chip Growth...............  T. Rowe Price Blue Chip Growth Portfolio
    Equity Index 500...............  T. Rowe Price Equity Index 500 Portfolio
    Health Science.................  T. Rowe Price Health Science Portfolio

    Under  applicable  insurance law, the assets and  liabilities of the Account are  clearly  identified  and  distinguished  from FSBL's  other  assets and liabilities.  The portion of the Account's assets applicable to the variable annuity  contracts is not  chargeable  with  liabilities  arising out of any other business FSBL may conduct.

    T. Rowe Price  Associates,  Inc.  (T. Rowe Price)  serves as the  investment advisor to each portfolio. Rowe Price-Fleming International, Inc. (Fleming), an  affiliate  of T.  Rowe  Price,  served  as  investment  advisor  for the
    International Stock Portfolio until August 1, 2000 when Fleming was replaced by T. Rowe Price.  The investment  advisors are responsible for managing the portfolios'  assets in accordance with the terms of the investment  advisory contracts.

    INVESTMENT VALUATION

    Investments  in mutual fund shares are carried in the  statements  of assets and  liabilities at market value (net asset value of the  underlying  mutual fund). Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of investments sold.

    The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2001 were as follows:

                                                  COST OF       PROCEEDS
    SUBACCOUNT                                   PURCHASES     FROM SALES
    ---------------------------------------------------------------------
                                                      (IN THOUSANDS)
    New America Growth........................     $285           $597
    International Stock.......................      277            533
    Equity Income.............................      879            644
    Personal Strategy Balanced................      165            142
    Limited-Term Bond.........................      458            347
    Mid-Cap Growth............................      424            791
    Prime Reserve.............................      742            536
    Blue Chip Growth..........................      103             30
    Equity Index 500..........................      396             13
    Health Science............................      148             36

    ANNUITY RESERVES

    Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using  assumed  interest  rates that will provide  reserves as prescribed by law. In cases where the payout  option  selected  is life  contingent,  FSBL periodically  recalculates the required annuity reserves,  and any resulting adjustment is either charged or credited to FSBL and not to the Account.

    REINVESTMENT OF DIVIDENDS

    Dividend  and  capital  gains  distributions  paid by the mutual fund to the
    Account  are  reinvested  in  additional  shares  of each  respective  fund.
    Dividend  income and capital gains  distributions  are recorded as income on the ex-dividend date.

    FEDERAL INCOME TAXES

    The  operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance  company under the provisions of the Internal  Revenue Code (IRC).  Under the current  provisions of the IRC,
    FSBL does not expect to incur  federal  income  taxes on the earnings of the
    Account to the extent the earnings are credited  under  contracts.  Based on this,  no charge is being made  currently to the Account for federal  income taxes. FSBL will review  periodically the status of this policy in the event of  changes  in the tax law.  A charge  may be made in future  years for any federal income taxes that would be attributable to the contracts.

    USE OF ESTIMATES

    The  preparation  of financial  statements  in  conformity  with  accounting principles  generally  accepted in the United States requires  management to make  estimates  and  assumptions  that affect the  amounts  reported in the financial  statements and  accompanying  notes.  Actual results could differ from those estimates.

    RECLASSIFICATIONS

    Certain  amounts from prior years have been  reclassified  to conform to the current year presentation.

2.  VARIABLE ANNUITY CONTRACT CHARGES

    Mortality  and expense risks  assumed by FSBL are  compensated  for by a fee equivalent  to an annual  rate of 0.55% of the  average  daily net assets of each account.

    When  applicable,  an amount for state premium taxes is deducted as provided by  pertinent  state law either  from  purchase  payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.  SUMMARY OF UNIT TRANSACTIONS

    The changes in units  outstanding  for the years ended December 31, 2001 and
    2000 were as follows:

                                      2001                              2000
                        --------------------------------  --------------------------------
                        UNITS     UNITS     NET INCREASE  UNITS     UNITS     NET INCREASE
    SUBACCOUNT          ISSUED   REDEEMED    (DECREASE)   ISSUED   REDEEMED    (DECREASE)
    ----------------------------------------------------  --------------------------------
                                       (IN THOUSANDS)
    New America Growth.   10       (27)         (17)        30       (45)         (15)
    International Stock   14       (36)         (22)        36       (32)           4
    Equity Income......   26       (21)           5         14      (116)        (102)
    Personal Strategy
      Balanced.........    5        (6)          (1)         9       (16)          (7)
    Limited-Term Bond..   20       (14)           6          8       (14)          (6)
    Mid-Cap Growth.....   17       (37)         (20)        85       (59)          26
    Prime Reserve......   45       (31)          14         83      (100)         (17)
    Blue Chip Growth...   10        (2)           8        ---       ---          ---
    Equity Index 500...   44         0           44        ---       ---          ---
    Health Science.....   14        (1)          13        ---       ---          ---

4.  UNIT VALUES

    A summary of units  outstanding,  unit values,  net assets,  expense ratios, investment income ratios, and total return ratios for each of the five years in the period ended December 31, 2001 follows:

    SUBACCOUNT                               2001       2000      1999      1998      1997
    --------------------------------------------------------------------------------------

    NEW AMERICA GROWTH SUBACCOUNT
    Units.............................    140,789    157,544   172,664   188,096   170,990
    Unit value........................     $19.85     $22.64    $25.47    $22.72    $19.27
    Net assets (000s).................     $2,795     $3,567    $4,398    $4,273    $3,296
    Ratio of expenses to net assets*..      0.55%      0.55%     0.55%     0.55%     0.55%
    Investment income ratio**.........       ---%       ---%      ---%      ---%      ---%
    Total return***...................   (12.32)%   (11.11)%    12.10%    17.90%    20.44%

    INTERNATIONAL STOCK SUBACCOUNT
    Units.............................    109,199    131,290   126,848   126,460   123,767
    Unit value........................     $12.64     $16.34    $19.99    $15.08    $13.09
    Net assets (000s).................     $1,380     $2,145    $2,536    $1,907    $1,620
    Ratio of expenses to net assets*..      0.55%      0.55%     0.55%     0.55%     0.55%
    Investment income ratio**.........      1.78%      0.59%     0.42%     1.25%     1.10%
    Total return***...................   (22.64)%   (18.26)%    32.56%    15.20%     2.51%

    EQUITY INCOME SUBACCOUNT
    Units.............................    210,321    205,918   307,793   341,449   321,371
    Unit value........................     $23.91     $23.69    $21.07    $20.42    $18.84
    Net assets (000s).................     $5,028     $4,878    $6,486    $6,972    $6,053
    Ratio of expenses to net assets*..      0.55%      0.55%     0.55%     0.55%     0.55%
    Investment income ratio**.........      1.43%      1.60%     1.89%     2.06%     2.49%
    Total return***...................      0.93%     12.43%     3.18%     8.39%    28.16%

    PERSONAL STRATEGY
    BALANCED SUBACCOUNT
    Units.............................     82,166     83,016    89,608    94,624    76,805
    Unit value........................     $19.78     $20.38    $19.44    $18.04    $15.86
    Net assets (000s).................     $1,625     $1,692    $1,742    $1,707    $1,218
    Ratio of expenses to net assets*..      0.55%      0.55%     0.55%     0.55%     0.55%
    Investment income ratio**.........      2.83%      2.90%     3.04%     3.28%     3.45%
    Total return***...................    (2.94)%      4.84%     7.76%    13.75%    17.39%

    LIMITED-TERM BOND SUBACCOUNT
    Units.............................     36,578     30,572    36,531    41,665    43,165
    Unit value........................     $14.52     $13.47    $12.39    $12.37    $11.60
    Net assets (000s).................      $ 531      $ 412     $ 453     $ 515     $ 500
    Ratio of expenses to net assets*..      0.55%      0.55%     0.55%     0.55%     0.55%
    Investment income ratio**.........      5.42%      6.32%     5.49%     5.25%     5.17%
    Total return***...................      7.80%      8.72%     0.16%     6.64%     6.23%

    MID-CAP GROWTH SUBACCOUNT
    Units.............................    192,879    213,613   187,779   155,295    91,142
    Unit value........................     $18.58     $18.86    $17.65    $14.34    $11.82
    Net assets (000s).................     $3,583     $4,028    $3,314    $2,228    $1,077
    Ratio of expenses to net assets*..      0.55%      0.55%     0.55%     0.55%     0.55%
    Investment income ratio**.........       ---%       ---%      ---%      ---%      ---%
    Total return***...................    (1.48)%      6.86%    23.08%    21.32%    18.20%

    PRIME RESERVE SUBACCOUNT
    Units.............................     95,437     81,799    99,390    99,654    75,383
    Unit value........................     $12.49     $12.07    $11.44    $10.97    $10.47
    Net assets (000s).................     $1,193      $ 987    $1,137    $1,093     $ 790
    Ratio of expenses to net assets*..      0.55%      0.55%     0.55%     0.55%     0.56%
    Investment income ratio**.........      3.89%      6.17%      ---%     5.54%     6.21%
    Total return***...................      3.48%      5.51%     4.28%     4.78%     4.70%

    BLUE CHIP GROWTH SUBACCOUNT****
    Units.............................      7,778        ---       ---       ---       ---
    Unit value........................      $8.57      $ ---     $ ---     $ ---     $ ---
    Net assets (000s).................       $ 66      $ ---     $ ---     $ ---     $ ---
    Ratio of expenses to net assets*..      0.55%       ---%      ---%      ---%      ---%
    Investment income ratio**.........      0.23%       ---%      ---%      ---%      ---%
    Total return***...................   (15.90)%       ---%      ---%      ---%      ---%

    EQUITY INDEX 500 SUBACCOUNT****
    Units.............................     44,260        ---       ---       ---       ---
    Unit value........................      $8.76      $ ---     $ ---     $ ---     $ ---
    Net assets (000s).................      $ 387      $ ---     $ ---     $ ---     $ ---
    Ratio of expenses to net assets*..      0.55%       ---%      ---%      ---%      ---%
    Investment income ratio**.........      0.98%       ---%      ---%      ---%      ---%
    Total return***...................   (15.85)%       ---%      ---%      ---%      ---%

    HEALTH SCIENCE SUBACCOUNT****
    Units.............................     12,913        ---       ---       ---       ---
    Unit value........................      $9.07      $ ---     $ ---     $ ---     $ ---
    Net assets (000s).................      $ 117      $ ---     $ ---     $ ---     $ ---
    Ratio of expenses to net assets*..      0.55%       ---%      ---%      ---%      ---%
    Investment income ratio**.........       ---%       ---%      ---%      ---%      ---%
    Total return***...................    (2.47)%       ---%      ---%      ---%      ---%

       *These ratios represent the annualized  contract expenses of the Account, consisting  primarily of mortality and expense charges,  for each period indicated.  The ratios  include  only those  expenses  that  result in a direct reduction to unit values. Charges made directly to contract owner accounts  through the redemption of units and expenses of the underlying fund are excluded.

      **These  amounts  represent  the  dividends,  excluding  distributions  of capital  gains,  received by the subaccount  from the underlying  mutual fund,  net of management  fees assessed by the fund manager,  divided by the average net assets.  These ratios  exclude those  expenses,  such as mortality and expense charges,  that result in direct  reductions in the unit values.  The recognition of investment  income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

     ***These  amounts  represent  the total  return for the periods  indicated, including  changes  in the value of the  underlying  fund,  and  reflect deductions for all items included in the expense ratio. The total return does not include any expenses  assessed through the redemption of units;
        inclusion  of  these  expenses  in the  calculation  would  result  in a reduction in the total return presented.  Investment options with a date notation  indicate the effective date of that  investment  option in the variable  account.  The  total  return  is  calculated  for  the  period indicated or from the  effective  date through the end of the  reporting period.

    ****The inception date of this subaccount was February 1, 2001.

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

CONTENTS
--------------------------------------------------------------------------------

Report of Independent Auditors                                                19
--------------------------------------------------------------------------------
Audited Financial Statements
--------------------------------------------------------------------------------
Balance Sheets                                                                20
--------------------------------------------------------------------------------
Statements of Income                                                          21
--------------------------------------------------------------------------------
Statements of Changes in Stockholder's Equity                                 22
--------------------------------------------------------------------------------
Statements of Cash Flows                                                      23
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 24
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The Board of Directors
First Security Benefit Life Insurance and Annuity Company of New York

We have audited the  accompanying  balance sheets of First Security Benefit Life
Insurance and Annuity  Company of New York (the  Company),  an indirect,  wholly owned subsidiary of Security Benefit Mutual Holding Company,  as of December 31,
2001 and 2000, and the related  statements of income,  changes in  stockholder's equity,  and cash flows for each of the three years in the period ended December
31, 2001.  These financial  statements are the  responsibility  of the Company's management.  Our  responsibility  is to express  an  opinion on these  financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting  the amounts and  disclosures in the financial  statements.  An audit also includes assessing the accounting principles used and significant estimates made by  management,  as well as  evaluating  the  overall  financial  statement presentation.  We believe  that our audits  provide a  reasonable  basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all material  respects,  the financial  position of First Security  Benefit Life
Insurance and Annuity Company of New York at December 31, 2001 and 2000, and the
results of its  operations and its cash flows for each of the three years in the period  ended  December 31,  2001,  in  conformity  with  accounting  principles generally accepted in the United States.

                                                               Ernst & Young LLP

Kansas City, Missouri
February 1, 2002

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

BALANCE SHEET                                                    DECEMBER 31
                                                               2001        2000
                                                             -------------------
                                                               (IN THOUSANDS)
ASSETS
Bonds available-for-sale..................................   $ 7,178     $ 6,949
Cash                                                             338         266
Short-term investments....................................       120         ---
Other assets..............................................       328         356
Separate account assets...................................    16,709      17,709
                                                             -------------------
Total assets..............................................   $24,673     $25,280
                                                             ===================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Policy reserves and annuity account values..............   $   538     $   502
  Other liabilities.......................................       237          39
  Separate account liabilities............................    16,709      17,709
                                                             -------------------
Total liabilities.........................................    17,484      18,250

Stockholder's equity:
  Common capital stock, par value $10 per share;
    200,000 shares authorized, issued and outstanding.....     2,000       2,000
  Additional paid-in capital..............................     4,600       4,600
  Accumulated other comprehensive income, net.............       119          27
  Retained earnings.......................................       470         403
                                                             -------------------
Total stockholder's equity................................     7,189       7,030
                                                             -------------------
Total liabilities and stockholder's equity................   $24,673     $25,280
                                                             ===================

SEE ACCOMPANYING NOTES.

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

STATEMENTS OF INCOME
                                                          YEAR ENDED DECEMBER 31
                                                          2001     2000     1999
                                                          ----------------------
                                                              (IN THOUSANDS)
Revenues:
   Net investment income...............................   $404     $422     $407
   Asset based fees....................................     95       99      104
   Realized gains......................................    ---        2      ---
                                                          ----------------------
Total revenues.........................................    499      523      511

Benefits and expenses:
   Interest credited to annuity account balances.......     16       14       15
   Operating expenses..................................    391      428      471
                                                          ----------------------
Total benefits and expenses............................    407      442      486
                                                          ----------------------

Income before income taxes.............................     92       81       25
Income tax expense.....................................     25       22      ---
                                                          ----------------------
Net income.............................................   $ 67     $ 59     $ 25
                                                          ======================

SEE ACCOMPANYING NOTES.

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                        ACCUMULATED               TOTAL
                                          ADDITIONAL       OTHER                  STOCK-
                                 COMMON    PAID-IN     COMPREHENSIVE   RETAINED   HOLDER'S
                                 STOCK     CAPITAL     INCOME (LOSS)   EARNINGS   EQUITY
                                 ---------------------------------------------------------
                                                      (IN THOUSANDS)
Balance at January 1, 1999....   $2,000     $4,600         $119          $319     $7,038
  Comprehensive income (loss):
    Net income................      ---        ---          ---            25         25
    Other comprehensive
      loss, net...............      ---        ---         (176)          ---       (176)
                                                                                   -----
  Comprehensive loss..........                                                      (151)
                                 ---------------------------------------------------------
Balance at December 31, 1999..    2,000      4,600          (57)          344      6,887
  Comprehensive income:
    Net income................      ---        ---          ---            59         59
    Other comprehensive
      income, net.............      ---        ---           84           ---         84
                                                                                   -----
  Comprehensive income........                                                       143
                                 ---------------------------------------------------------
Balance at December 31, 2000..    2,000      4,600           27           403      7,030
  Comprehensive income:
    Net income................      ---        ---          ---            67         67
    Other comprehensive
      income, net.............      ---        ---           92           ---         92
                                                                                   -----
  Comprehensive income........                                                       159
                                 ---------------------------------------------------------
Balance at December 31, 2001..   $2,000     $4,600         $119          $470     $7,189
                                 =========================================================

SEE ACCOMPANYING NOTES.

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS

                                                        YEAR ENDED DECEMBER 31
                                                    2001       2000       1999
                                                  ------------------------------
                                                          (IN THOUSANDS)
OPERATING ACTIVITIES
Net income.....................................   $    67    $    59    $    25
Adjustments to reconcile net income to net
  cash provided by operating activities:
  Interest credited to annuity account balances        16         14         15
  Other........................................       185        141        (15)
                                                  ------------------------------
Net cash provided by operating activities......       268        214         25

INVESTING ACTIVITIES
Sale, maturity, or repayment
  of bonds available-for-sale..................     2,147      1,287      2,187
Acquisition of bonds available-for-sale........    (2,248)    (1,460)    (2,428)
Acquisition of short-term investments..........      (120)       ---        ---
                                                  ------------------------------
Net cash used in investing activities..........      (221)      (173)      (241)

FINANCING ACTIVITIES
Deposits credited to annuity account balances..        36         74         79
Withdrawals from annuity account balances......       (11)      (109)       (98)
                                                  ------------------------------
Net cash provided by (used in)
  financing activities.........................        25        (35)       (19)
                                                  ------------------------------

Net increase (decrease) in cash................        72          6       (235)
Cash at beginning of year......................       266        260        495
                                                  ------------------------------
Cash at end of year............................   $   338    $   266    $   260
                                                  ==============================

SEE ACCOMPANYING NOTES.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 2001

1.  SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION AND OPERATIONS

    First Security  Benefit Life Insurance and Annuity  Company of New York (the
    Company) is licensed to  transact  life  insurance  business in New York and
    Kansas  and was  organized  to offer  insurance  products  in New York.  The
    Company's  business  activities are  concentrated  in the sale of a variable annuity  product  supported by separate  account  assets managed by a single investment  advisor.  The Company is a wholly owned  subsidiary  of Security
    Benefit  Group,  Inc.,  which is an  indirect,  wholly owned  subsidiary  of
    Security Benefit Mutual Holding Company (SBMHC).

    USE OF ESTIMATES

    The  preparation  of  financial   statements  requires  management  to  make
    estimates and assumptions  that affect the amounts reported in the financial statements and  accompanying  notes.  Actual results could differ from those estimates.

    INVESTMENTS

    Bonds are classified as available-for-sale and are stated at fair value with the  unrealized  gain or loss, net of deferred  income taxes,  reported as a separate component of accumulated other comprehensive  income.  Premiums and discounts are recognized over the estimated lives of the assets adjusted for prepayment activity. Realized gains and losses from sales of investments are recognized using the specific identification method.

    Cash includes cash on hand, money market mutual funds and other  investments with initial maturities of less than 90 days.

    Short-term  investments  are  carried at market  value and  represent  fixed maturity securities with initial maturities of greater than 90 days but less than one year.

    SEPARATE ACCOUNT

    The separate  account assets and  liabilities  reported in the  accompanying balance  sheets  represent  funds that are separately  administered  for the benefit  of  contractholders  who bear the  investment  risk.  The  separate account is established in conformity with New York insurance laws and is not chargeable  with  liabilities  that  arise  from any other  business  of the
    Company.  Assets held in the separate  account are carried at quoted  market values or,  where quoted  market  values are not  available,  at fair market value as determined by the investment  manager.  The separate account assets recorded by the Company are invested in subaccounts  which are managed by T.
    Rowe Price  Associates,  Inc.  Revenues and expenses related to the separate account assets and  liabilities,  to the extent of benefits paid or provided to the  separate  account  contractholders,  are  excluded  from the amounts reported in the  accompanying  statements of income.  Investment  income and gains or losses  arising from the separate  account  accrue  directly to the contractholders and are,  therefore,  not included in investment earnings in the  accompanying  statements  of income.  Revenues to the Company  from the separate account consist principally of mortality and expense risk charges.

    POLICY RESERVES AND ANNUITY ACCOUNT VALUES

    Liabilities  for  future  policy  benefits  for  deferred  annuity  products represent  contract  values  accumulated at interest  without  reduction for potential  surrender  charges.  Interest on accumulated  contract  values is credited to contracts as earned. Crediting rates ranged from 3% to 5% during
    2001, from 5.05% to 5.9% during 2000, and from 3.75% to 5.05% during 1999.

    RECOGNITION OF REVENUES

    Revenues from  investment-type  contracts  (deferred  annuities)  consist of mortality and expense risk charges assessed against  contractholder  account balances during the period and are recognized as earned.

    INCOME TAXES

    Deferred  income  tax  assets  and  liabilities  are  determined   based  on
    differences  between the financial  reporting and income tax bases of assets and  liabilities  and are  measured  using the  enacted  tax rates and laws.
    Deferred  income  tax  expense  or  benefit,   reflected  in  the  Company's
    statements  of income,  are based on the changes in  deferred  tax assets or liabilities from period to period  (excluding  unrealized gains or losses on available-for-sale securities).

    FAIR VALUES OF FINANCIAL INSTRUMENTS

    The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

       CASH AND SHORT-TERM  INVESTMENTS:  The carrying  amounts  reported in the balance sheets for these instruments approximate their fair values.

       INVESTMENT  SECURITIES:  Fair values for bonds are based on quoted market prices,  if  available.  For bonds not actively  traded,  fair values are estimated  using values  obtained from  independent  pricing  services or estimated  by  discounting  expected  future  cash flows  using a current market rate applicable to the yield, credit quality,  and maturity of the investments.

       INVESTMENT-TYPE  INSURANCE  CONTRACTS:  Fair  values  for  the  Company's liabilities under investment-type insurance contracts are estimated using the assumption reinsurance method, whereby the amount of statutory profit the assuming company would realize from the business is calculated. Those amounts are then  discounted  at a rate of return  commensurate  with the rate presently offered by the Company on similar contracts.  The carrying amounts reported in the balance sheets approximate their fair values.

       SEPARATE ACCOUNT ASSETS AND LIABILITIES:  The assets held in the separate account are  carried at quoted  market  values or,  where  quoted  market values are not  available,  at fair  market  value as  determined  by the investment manager.  The carrying amounts for separate account assets and liabilities reported in the balance sheets approximate their fair values.

    STATUTORY FINANCIAL INFORMATION

    The  Company's  statutory-basis  financial  statements  are presented on the basis  of  accounting  practices  prescribed  or  permitted  by the New York
    Insurance  Department.  New York has adopted  the  National  Association  of
    Insurance  Commissioners'  statutory  accounting practices (NAIC SAP) as the
    basis  of  its  statutory  accounting   practices.   "Permitted"   statutory
    accounting  practices  encompass  all  accounting  practices  that  are  not prescribed;  such practices may differ from state to state,  may differ from company  to  company  within a  state,  and may  change  in the  future.  In addition,  the  Commissioner  of the New York  Insurance  Department has the
    right to permit other specific  practices  that may deviate from  prescribed practices.

    The following  reconciles the Company's net income and stockholder's  equity determined in accordance with accounting  practices  prescribed or permitted by the New York  Insurance  Department  with net  income  and  stockholder's equity prepared in conformity with accounting  principles generally accepted in the United States (GAAP).

                                     NET INCOME             STOCKHOLDER'S EQUITY
                              --------------------------------------------------
                                 YEAR ENDED DECEMBER 31          DECEMBER 31
                               2001      2000      1999      2001         2000
                              --------------------------------------------------
                                                (IN THOUSANDS)
    Based on statutory
      accounting practices.   $ 78      $ 57      $ 22      $6,999      $6,924
    Investment carrying
      amounts..............    ---       ---       ---         201          45
    Income taxes...........     (6)        5         2         (70)         (1)
    Investment reserve.....    ---       ---       ---           9           7
    Other..................     (5)       (3)        1          50          55
                              --------------------------------------------------
    Based on GAAP..........   $ 67      $ 59      $ 25      $7,189      $7,030
                              ==================================================

    Under the laws of the state of New York, the Company is required to maintain minimum statutory-basis capital and surplus of $6,000,000.

    The payment of  dividends by the Company of its  shareholder  is limited and can only be made from earned  profits unless prior approval is received from the New York  Insurance  Commissioner.  The maximum amount of dividends that may be paid by life  insurance  companies  without prior approval of the New
    York Insurance  Commissioner is also subject to restrictions relating to the statutory surplus and net gain from operations. In 2002, the Company can pay dividends  of  $80,000  without  prior  approval  of the New York  Insurance
    Commissioner.

    RECLASSIFICATIONS

    Certain  amounts from prior years have been  reclassified  to conform to the current year presentation.

2.  INVESTMENTS

    Information as to the amortized cost, gross unrealized gains and losses, and
    fair   values  of  the   Company's   portfolio   of  bonds   classified   as
    available-for-sale at December 31, 2001 and 2000 is as follows:

                                                        2001
                                    --------------------------------------------
                                                   GROSS       GROSS
                                    AMORTIZED   UNREALIZED   UNREALIZED   FAIR
                                      COST         GAINS       LOSSES     VALUE
                                    --------------------------------------------
                                                   (IN THOUSANDS)
    U.S. Treasury securities
      and obligations of U.S.
      government corporations
      and agencies...............    $4,004        $122         $14       $4,112
    Obligations of states and
      political subdivisions.....       408          17         ---          425
    Corporate securities.........     2,127          64         ---        2,191
    Mortgage-backed securities...       437          13         ---          450
                                    --------------------------------------------
    Total bonds..................    $6,976        $216         $14       $7,178
                                    ============================================

                                                        2000
                                    --------------------------------------------
                                                   GROSS       GROSS
                                    AMORTIZED   UNREALIZED   UNREALIZED   FAIR
                                      COST         GAINS       LOSSES     VALUE
                                    --------------------------------------------
                                                   (IN THOUSANDS)
    U.S. Treasury securities
      and obligations of U.S.
      government corporations
      and agencies...............    $3,687        $ 46         $ 4       $3,729
    Obligations of states and
      political subdivisions.....       410         ---           1          409
    Corporate securities.........     2,047           7          10        2,044
    Mortgage-backed securities...       760           8           1          767
                                    --------------------------------------------
    Total bonds..................    $6,904        $ 61         $16       $6,949
                                    ============================================

    The amortized  cost and fair value of bonds  available-for-sale  at December
    31, 2001, by contractual maturity,  are shown below. Expected maturities may differ from contractual  maturities  because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                   AMORTIZED COST     FAIR VALUE
                                                   -----------------------------
                                                          (IN THOUSANDS)
    Due in one year or less.....................       $1,170           $1,183
    Due after one year through five years.......        4,749            4,937
    Due after five years through ten years......          622              608
    Mortgage-backed securities..................          437              450
                                                   -----------------------------
                                                       $6,978           $7,178
                                                   =============================

    The composition of the Company's  portfolio of bonds, by quality rating,  at
    December 31, 2001 is as follows:

                                                      CARRYING
         QUALITY RATING                                AMOUNT        %
         --------------------------------------------------------------
                                                        (IN THOUSANDS)
         AAA.......................................    $6,633       93%
         AA........................................       163        2%
         A.........................................       105        1%
         BBB.......................................       277        4%
                                                      -----------------
                                                       $7,178      100%
                                                      =================

    At December 31, 2001,  bonds  available-for-sale  with a carrying  amount of
    $852,000 were held in joint custody with the New York  Insurance  Department to comply with statutory regulations.

    Major  categories of net investment  income for the years ended December 31,
    2001, 2000, and 1999 are summarized as follows:

                                                     2001     2000     1999
                                                     ----------------------
                                                         (IN THOUSANDS)
        Interest on bonds.........................   $403     $429     $428
        Other.....................................     12       11       20
                                                     ----------------------
        Total investment income...................    415      440      448
        Less investment expenses..................     11       18       41
                                                     ----------------------
        Net investment income.....................   $404     $422     $407
                                                     ======================

    There were no sales of bonds available-for-sale for the years ended December
    31, 2001, 2000, and 1999.

3.  INCOME TAXES

    The Company files a consolidated life/nonlife federal income tax return with
    SBMHC and its subsidiaries.  Income taxes are allocated to the Company as if it filed a separate  income  tax  return.  The  provision  for income  taxes includes  current  federal income tax expense or benefit and deferred income tax expense or benefit due to temporary  differences  between the  financial reporting  and  income tax bases of assets and  liabilities.  Such  deferred taxes relate principally to deferred policy acquisition costs.

    Income tax expense  (benefit)  consists of the following for the years ended
    December 31, 2001, 2000, and 1999:

                                                     2001     2000     1999
                                                     -----------------------
                                                         (IN THOUSANDS)
        Current...................................   $ 25     $24      $ 16
        Deferred..................................    ---      (2)      (16)
                                                     -----------------------
        Income tax expense........................   $ 25     $22      $---
                                                     =======================

    The  provision  for income  taxes  differs  from the amount  computed at the statutory  federal  income tax rate due primarily to the  dividends-received deduction.  Income  taxes paid by the Company  were  $15,000,  $34,000,  and
    $34,000 during 2001, 2000, and 1999, respectively.

4.  RELATED PARTY TRANSACTIONS

    The Company paid $92,000 in 2001,  $149,000 in 2000, and $163,000 in 1999 to
    affiliates  for  providing   management,   investment,   and  administrative
    services.

5.  CONDENSED FAIR VALUE INFORMATION

    Statement  of Financial  Accounting  Standards  (SFAS) No. 107,  DISCLOSURES
    ABOUT FAIR VALUE OF  FINANCIAL  INSTRUMENTS,  requires  disclosures  of fair value information  about financial  instruments,  whether  recognized or not recognized in a company's  balance  sheet,  for which it is  practicable  to estimate  that value.  The methods  and  assumptions  used by the Company to estimate the following fair value disclosures for financial  instruments are set forth in Note 1.

    SFAS No. 107 excludes certain insurance  liabilities and other  nonfinancial instruments from its disclosure requirements. However, the liabilities under all  insurance  contracts  are taken  into  consideration  in the  Company's overall management of interest rate risk that minimizes exposure to changing interest  rates through the matching of investment  maturities  with amounts due under insurance  contracts.  The fair value amounts  presented herein do not  include  an amount  for the value  associated  with  customer  or agent relationships,  the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on  investment-type  products, or other  intangible  items.  Accordingly,  the aggregate fair value amounts presented  herein do not necessarily  represent the underlying  value of the
    Company;  likewise,  care should be exercised in deriving  conclusions about the  Company's  business  or  financial  condition  based on the fair  value information presented herein.

                                     DECEMBER 31, 2001       DECEMBER 31, 2000
                                   ---------------------------------------------
                                   CARRYING      FAIR      CARRYING      FAIR
                                    AMOUNT       VALUE      AMOUNT       VALUE
                                   ---------------------------------------------
                                                  (IN THOUSANDS)
    Bonds (NOTE 2)..............   $  7,178    $  7,178    $  6,949    $  6,949
    Short-term investments......        120         120         ---         ---
    Separate account assets.....     16,709      16,709      17,709      17,709
    Individual and
      group annuities...........       (358)       (352)       (319)       (313)
    Separate account liabilities    (16,709)    (16,709)    (17,709)    (17,709)

                                     PART C
                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a) Financial Statements

              All required  financial  statements are included in Part B of this
              Registration Statement.

          (b) Exhibits

               (1) Certified  Resolution  of the  Board  of  Directors  of First
                   Security  Benefit Life  Insurance and Annuity  Company of New
                   York authorizing establishment of the Separate Account(b)

               (2) Not Applicable

               (3) Distribution Agreement (Amended and Restated)(d)

               (4) (a) Individual Contract (Form FSB201 R10-00)(d)
                   (b) Unisex Individual Contract (Form FSB201U R10-00)(d)
                   (c) TSA Endorsement (Form FSB202 R2-97)(a)
                   (d) IRA Endorsement (Form FSB203 R2-97)(a)
                   (e) Dollar Cost Averaging Endorsement (Form FSB211 4-94)(a)
                   (f) Asset Rebalancing Endorsement (Form FSB212 4-94)(a)
                   (g) Roth IRA Endorsement (Form FSB206 11-97)(c)

               (5) Application(d)

               (6) (a) Declaration  and  Certificate of  Incorporation  of First
                       Security  Benefit Life  Insurance and Annuity  Company of
                       New York(a)
                   (b) Bylaws  of First  Security  Benefit  Life  Insurance  and
                       Annuity Company of New York(a)

               (7) Not Applicable

               (8) (a) Participation Agreement(d)
                   (b) Amended and Restated Master Agreement(d)

               (9) Opinion of Counsel(d)

              (10) Consent of Independent Auditors

              (11) Not Applicable

              (12) Not Applicable

              (13) Schedule of Computation of Performance

              (14) Powers of Attorney of Howard R. Fricke,  Donald J.  Schepker,
                   James R. Schmank, Roger K. Viola, John E. Hayes, Jr., Kris A.
                   Robbins,  Katherine White,  Stephen R. Herbert and Stephen A.
                   Crane(c)

(a) Incorporated herein by reference to the Exhibits filed with the Registrant's
    Post-Effective  Amendment  No.  5  under  the  Securities  Act of  1933  and
    Amendment No. 8 under the Investment  Company Act of 1940, File No. 33-83240
    (filed April 30, 1998).

(b) Incorporated herein by reference to the Exhibits filed with the Registrant's
    Post-Effective  Amendment  No.  6  under  the  Securities  Act of  1933  and
    Amendment No. 9 under the Investment  Company Act of 1940, File No. 33-83240
    (filed April 30, 1999).

(c) Incorporated herein by reference to the Exhibits filed with the Registrant's
    Post-Effective  Amendment  No.  7  under  the  Securities  Act of  1933  and
    Amendment No. 10 under the Investment Company Act of 1940, File No. 33-83240
    (filed May 1, 2000).

(d) Incorporated herein by reference to the Exhibits filed with the Registrant's
    Post-Effective  Amendment  No.  8  under  the  Securities  Act of  1933  and
    Amendment No. 11 under the Investment Company Act of 1940, File No. 33-83240
    (filed April 12, 2001).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

          Name and Principal
          BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH DEPOSITOR
          ----------------                 ------------------------------------

          Howard R. Fricke*                Chairman of the Board and Director

          Peggy S. Avey                    Chief Administrative Officer and
          70 West Red Oak Lane-4th Floor   Assistant Secretary
          White Plains, New York 10604

          Donald J. Schepker*              Vice President and Director

          James R. Schmank*                Vice President, Treasurer and
                                           Director

          Roger K. Viola*                  Vice President, Secretary, General
                                           Counsel and Director

          Kris A. Robbins*                 President, CEO and Director

          Stephen A. Crane                 Director
          480 Park Avenue
          New York, NY 10022

          John E. Hayes, Jr.               Director
          200 Gulf Blvd.
          Belleair Shore, FL 33786

          Stephen R. Herbert               Director
          1100 Summer Street
          Stamford, CT 06905

          Katherine White                  Director
          1035 5th Avenue, Apt. 14D
          New York, NY 10028

          J. Timothy Gaule*                Actuary

          Kenneth G. Abitz*                Internal Auditor

          Stephane Goyer*                  Product Development Actuary

          *Located at One Security Benefit Place, Topeka, Kansas 66636.

ITEM 26.  PERSONS  CONTROLLED  BY OR UNDER COMMON  CONTROL WITH THE DEPOSITOR OR
          REGISTRANT

          The  Depositor,  First  Security  Benefit Life  Insurance  and Annuity
          Company of New York, is wholly owned by Security Benefit Group,  Inc., which is wholly  owned by  Security  Benefit  Life  Insurance  Company
          (SBL). SBL is wholly owned by Security Benefit Corp.  Security Benefit
          Corp.  is wholly  owned by Security  Benefit  Mutual  Holding  Company
          (SBMHC).  As of  December  31,  2001,  no one  person  holds more than approximately  0.0003% of the voting power of SBMHC. The Registrant is a segregated  asset account of First  Security  Benefit Life Insurance and Annuity Company of New York.

          The  following  chart  indicates  the persons  controlled  by or under common  control with T. Rowe Price Variable  Annuity  Account of First
          Security  Benefit Life  Insurance  and Annuity  Company of New York or
          First Security Benefit Life Insurance and Annuity Company of New York:

                                                                  PERCENT OF
                                                               VOTING SECURITIES
                                                                OWNED BY SBMHC
                                               JURISDICTION OF   (DIRECTLY OR
                       NAME                     INCORPORATION     INDIRECTLY)
                       ----                    --------------- -----------------

          Security Benefit Mutual Holding           Kansas            --
          Company (Holding Company)

          Security Benefit Corp.                    Kansas           100%
          (Holding Company)

          Security Benefit Life Insurance
          Company (Stock Life Insurance Company)    Kansas           100%

          Security Benefit Group, Inc.              Kansas           100%
          (Holding Company)

          Security Management Company, LLC          Kansas           100%
          (Investment Adviser)

          Security Distributors, Inc.               Kansas           100%
          (Broker/Dealer, Principal
          Underwriter of Mutual Funds)

          Security Benefit Academy, Inc.            Kansas           100%
          (Daycare Company)

          Security Financial Resources, Inc.        Kansas           100%
          (Financial Services Company)

          First Advantage Insurance Agency, Inc.    Kansas           100%
          (Insurance Agency)

          Security Financial Resources             Delaware          100%
          Collective Investments, LLC
          (Private Fund)

          First Security  Benefit Life Insurance and Annuity Company of New York
          is also the depositor of the following separate accounts: None

ITEM 27.  NUMBER OF CONTRACT OWNERS

          As of February 1, 2002, there were 383 owners of the Contract.

ITEM 28.  INDEMNIFICATION

          Article IX, Section 1(c) of the By-laws of First Security Benefit Life
          Insurance  and  Annuity  Company of New York  includes  the  following provision:

          The  Corporation  may  indemnify  any person made, or threatened to be made,  a party to an action by or in the right of the  Corporation  to procure a judgment  in its favor by reason of the fact that he or she, his or her testator or  intestate,  is or was a director or officer of the  Corporation,  or  is  or  was  serving  at  the  request  of  the
          Corporation  as a director or officer of any other  corporation of any type or kind, domestic or foreign, of any partnership,  joint venture, trust, employee benefit plan or any other enterprise,  against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action,  or in connection with an appeal therein,  if such  director or officer  acted,  in good  faith,  for a purpose which he or she reasonably believed to be in or in the case of service  for other  corporation  or any  partnership,  joint  venture, trust,  employee benefit plan or other enterprise,  not opposed to the best  interests  of the  corporation,  except that no  indemnification under this  paragraph  shall be made in  respect  of (1) a  threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim,  issue or matter as to which such person  shall have been adjudged to be liable to the Corporation,  unless and only to the extent  that the  court in which the  action  was  brought,  or, if no action was brought,  any court of competent  jurisdiction,  determines upon application  that, in view of all the  circumstances of the case, the person is fairly and  reasonably  entitled to  indemnity  for such portion of the settlement and expenses as the court deems proper.

          Insofar  as   indemnification   for  a  liability  arising  under  the
          Securities  Act of 1933 may be  permitted to  directors,  officers and controlling  persons  of the  Registrant  pursuant  to  the  foregoing provisions,  or otherwise,  the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against  public  policy as expressed in the Act and is,  therefore, unenforceable.  In the event that a claim for indemnification  against such liabilities  (other than the payment of expenses incurred or paid by a director,  officer or controlling person of the Registrant in the successful  defense of any action,  suit or proceeding) is asserted by such director,  officer or controlling  person in connection  with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate  jurisdiction the question of whether such  indemnification  by it is against  public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

          (a) The  principal  underwriter  for the  Registrant  is T. Rowe Price
              Investment  Services,  Inc.  ("Investment  Services").  Investment
              Services acts as the principal  underwriter  for the T. Rowe Price
              family  of  mutual  funds,   including  the  following  investment
              companies:  T. Rowe Price Growth Stock Fund,  Inc.,  T. Rowe Price
              New Horizons Fund, Inc., T. Rowe Price New Era Fund, Inc., T. Rowe
              Price New Income Fund,  Inc.,  T. Rowe Price Prime  Reserve  Fund,
              Inc.,  T. Rowe Price  Tax-Free  Income Fund,  Inc.,  T. Rowe Price
              Tax-Exempt  Money Fund, Inc., T. Rowe Price  International  Funds,
              Inc.,  T. Rowe Price  Growth & Income  Fund,  Inc.,  T. Rowe Price
              Tax-Free  Short-Intermediate  Fund, Inc., T. Rowe Price Short-Term
              Bond Fund,  Inc.,  T. Rowe Price High Yield  Fund,  Inc.,  T. Rowe
              Price  Tax-Free  High Yield Fund,  Inc., T. Rowe Price New America
              Growth Fund, T. Rowe Price Equity  Income Fund,  T.Rowe Price GNMA
              Fund,  T. Rowe  Price  Capital  Appreciation  Fund,  T. Rowe Price
              California  Tax-Free  Income Trust,  T. Rowe Price State  Tax-Free
              Income Trust,  T. Rowe Price Science & Technology  Fund,  Inc., T.
              Rowe Price Small-Cap Value Fund, Inc., Institutional International
              Funds,  Inc.,  T. Rowe Price U.S.  Treasury  Funds,  Inc., T. Rowe
              Price Index Trust,  Inc., T. Rowe Price  Spectrum  Fund,  Inc., T.
              Rowe Price  Balanced  Fund,  Inc., T. Rowe Price  Short-Term  U.S.
              Government Fund, Inc., T. Rowe Price Mid-Cap Growth Fund, Inc., T.
              Rowe Price  Small-Cap  Stock Fund,  Inc.,  T. Rowe Price  Tax-Free
              Intermediate  Bond Fund, Inc., T. Rowe Price Dividend Growth Fund,
              Inc.,  T. Rowe Price Blue Chip Growth  Fund,  Inc.,  T. Rowe Price
              Summit Funds, Inc., T. Rowe Price Summit Municipal Funds, Inc., T.
              Rowe  Price  Equity  Series,  Inc.,  T. Rowe  Price  International
              Series,  Inc.,  T. Rowe Price Fixed Income  Series,  Inc., T. Rowe
              Price  Personal  Strategy  Funds,  Inc., T. Rowe Price Value Fund,
              Inc., T. Rowe Price Capital  Opportunity Fund, Inc., T. Rowe Price
              Corporate  Income Fund,  Inc., T. Rowe Price Health Sciences Fund,
              Inc., T. Rowe Price Mid-Cap Value Fund, Inc., Institutional Equity
              Funds,  Inc., T. Rowe Price Financial Services Fund, Inc., T. Rowe
              Price  Diversified  Small-Cap  Growth  Fund,  Inc.,  T. Rowe Price
              Tax-Efficient Funds, Inc., Reserve Investment Funds, Inc., T. Rowe
              Price Media &  Telecommunications  Fund,  Inc., T. Rowe Price Real
              Estate Fund,  Inc., T. Rowe Price  Developing  Technologies  Fund,
              Inc., and T. Rowe Price Global Technology Fund, Inc.

              Investment  Services is a wholly owned subsidiary of T. Rowe Price
              Associates,  Inc.,  is  registered  as a  broker-dealer  under the
              Securities  Exchange  Act of 1934 and is a member of the  National
              Association of Securities  Dealers,  Inc.  Investment Services has
              been formed for the limited purpose of distributing  the shares of the Price  Funds and will not  engage  in the  general  securities business.  Since  the Price  Funds  are sold on a  no-load  basis,
              Investment  Services  will not  receive any  commissions  or other compensation for acting as principal underwriter.

          (b) The address of each of the  directors  and officers of  Investment
              Services  listed  below  is  100  East  Pratt  Street,  Baltimore,
              Maryland 21202.
                                                                  POSITIONS AND
                                      POSITIONS AND OFFICES       OFFICES WITH
              NAME                    WITH UNDERWRITER            REGISTRANT
              ----                    ---------------------       -------------

              James S. Riepe          Chairman of the Board       Director and
                                      and Director                Vice President

              Edward C. Bernard       President and Director      None

              Henry H. Hopkins        Vice President              Vice President
                                      and Director

              Charles E. Vieth        Vice President              None
                                      and Director

              Patricia M. Archer      Vice President              None

              Steven J. Banks         Vice President              None

              John T. Bielski         Vice President              None

              Darrell N. Braman       Vice President              None

              Ronae M. Brock          Vice President              None

              Meredith C. Callanan    Vice President              None

              John H. Cammack         Vice President              None

              Ann R. Campbell         Vice President              None

              Christine M. Carolan    Vice President              None

              Joseph A. Carrier       Vice President              None

              Laura H. Chasney        Vice President              None

              Renee M. Christoff      Vice President              None

              Christopher W. Dyer     Vice President              None

              Christine S. Fahlund    Vice President              None

              Forrest R. Foss         Vice President              None

              Thomas A. Gannon        Vice President              None

              Andrea G. Griffin       Vice President              None

              Douglas E. Harrison     Vice President              None

              David J. Healy          Vice President              None

              Joanne M. Healey        Vice President              None

              Joseph P. Healy         Vice President              None

              Walter J. Helmlinger    Vice President              None

              Valerie King-Calloway   Vice President              None

              Eric G. Knauss          Vice President              None

              Sharon R. Krieger       Vice President              None

              Steven A. Larson        Vice President              None

              Jeanette M. LeBlanc     Vice President              None

              Keith W. Lewis          Vice President              None

              Gayle A. Lomax          Vice President              None

              Sarah McCafferty        Vice President              None

              Mark J. Mitchell        Vice President              None

              Nancy M. Morris         Vice President              None

              George A. Murnaghan     Vice President              None

              Steven E. Norwitz       Vice President              None

              Kathleen M. O'Brien     Vice President              None

              Barbara A. O'Connor     Vice President              None

              Wayne D. O'Melia        Vice President              None

              David Oestreicher       Vice President              None

              Robert Petrow           Vice President              None

              Pamela D. Preston       Vice President              None

              George D. Riedel        Vice President              None

              John R. Rockwell        Vice President              None

              Kenneth J. Rutherford   Vice President              None

              Alexander Savich        Vice President              None

              Kristin E. Seeberger    Vice President              None

              Donna B. Singer         Vice President              None

              Bruce D. Stewart        Vice President              None

              William W.              Vice President              None
              Strickland, Jr.

              Jerome Tuccille         Vice President              None

              Walter Wdowiak          Vice President              None

              William F. Wendler II   Vice President              None

              Jane F. White           Vice President              None

              Thomas R. Woolley       Vice President              None

              Barbara A. O'Connor     Controller                  None

              Theodore J.             Assistant Vice President    None
              Zamerski III            and Assistant Controller

              Matthew B. Alsted       Assistant Vice President    None

              Kimberly B. Andersen    Assistant Vice President    None

              Richard J. Barna        Assistant Vice President    None

              Catherine L.            Assistant Vice President    None
              Berkenkemper

              Edwin J. Brooks III     Assistant Vice President    None

              Carl A. Cox             Assistant Vice President    None

              Charles R. Dicken       Assistant Vice President    None

              Cheryl L. Emory         Assistant Vice President    None

              John A. Galateria       Assistant Vice President    None

              Jason L. Gounaris       Assistant Vice President    None

              Janelyn A. Healey       Assistant Vice President    None

              Sandra J. Kiefler       Assistant Vice President    None

              Suzanne M. Knoll        Assistant Vice President    None

              Patricia B. Lippert     Assistant Vice President    Secretary

              Teresa M. Loeffert      Assistant Vice President    None

              C. Lillian Matthews     Assistant Vice President    None

              Janice D. McCrory       Assistant Vice President    None

              Danielle Nicholson      Assistant Vice President    None
              Smith

              JeanneMarie B. Patella  Assistant Vice President    None

              Kylelane Purcell        Assistant Vice President    None

              Matthew A. Scher        Assistant Vice President    None

              Carole H. Smith         Assistant Vice President    None

              John A. Stranovsky      Assistant Vice President    None

              Nolan L. North          Assistant Treasurer         None

              Barbara A. Van Horn     Secretary                   None

          (c) Not   applicable.   Investment   Services  will  not  receive  any
              compensation with respect to its activities as underwriter for the
              Contract since the Contract is sold on a no-load basis.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

          All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are  maintained by First  Security
          Benefit  Life  Insurance  and  Annuity  Company  of  New  York  at its
          administrative offices--70 West Red Oak Lane, 4th Floor, White Plains,
          New York 10604.

ITEM 31.  MANAGEMENT SERVICES

          All management contracts are discussed in Part A or Part B.

ITEM 32.  UNDERTAKINGS

          (a) Registrant undertakes that it will file a post-effective amendment to this  Registration  Statement  as  frequently  as  necessary to ensure that the audited  financial  statements in the Registration
              Statement  are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.

          (b) Registrant  undertakes  that  it  will  provide,  as  part  of the
              Application  Kit,  a box for the  applicant  to check if he or she
              wishes  to  receive  a  copy  of  the   Statement  of   Additional
              Information.

          (c) Registrant  undertakes  to deliver  any  Statement  of  Additional
              Information  and  any  financial  statements  required  to be made available under this Form promptly upon written or oral request to
              First Security  Benefit Life Insurance and Annuity  Company of New
              York at the address or phone number listed in the prospectus.

          (d) Subject  to the  terms  and  conditions  of  Section  15(d) of the
              Securities  Exchange Act of 1934, the Registrant hereby undertakes
              to  file  with  the  Securities  and  Exchange   Commission   such
              supplementary and periodic information,  documents, and reports as may be  prescribed  by any rule or  regulation  of the  Commission
              heretofore  or  hereafter  duly  adopted   pursuant  to  authority
              conferred in that Section.

          (e) Depositor  represents that the fees and charges deducted under the
              Contract,  in the  aggregate,  are  reasonable  in relation to the services rendered,  the expenses expected to be incurred,  and the risks assumed by the Depositor.

                                   SIGNATURES

As  required by the  Securities  Act of 1933 and the  Investment  Company Act of
1940, the Registrant  certifies that it meets the requirements of Securities Act
Rule 485(b) for effectiveness of this Registration Statement and has caused this
Registration  Statement to be signed on its behalf,  in the City of Topeka,  and
State of Kansas on this 1st day of April, 2002.

SIGNATURES AND TITLES

Howard R. Fricke          FIRST SECURITY BENEFIT LIFE INSURANCE AND
Chairman of the Board     ANNUITY COMPANY OF NEW YORK (THE DEPOSITOR)
and Director

Donald J. Schepker        By:  HOWARD R. FRICKE
Vice President and             -------------------------------------------------
Director                       Howard R. Fricke, Chairman of the Board and
                               Director as Attorney-in-Fact for the Officers
                               and Directors Whose Names Appear Opposite
James R. Schmank
Vice President,
Treasurer and Director    T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF FIRST
                          SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY
                          OF NEW YORK (THE REGISTRANT)
Roger K. Viola
Secretary, Vice
President, General        By:  FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY
Counsel and Director           COMPANY OF NEW YORK (THE DEPOSITOR)

John E. Hayes, Jr.        By:  HOWARD R. FRICKE
Director                       -------------------------------------------------
                               Howard R. Fricke, Chairman of the Board and
                               Director
Kris A. Robbins
President, CEO and
Director                  By:  JAMES R. SCHMANK
                               -------------------------------------------------
                               James R. Schmank, Vice President, Treasurer and
Stephen R. Herbert             Director (Principal Financial Officer)
Director

                          (ATTEST): ROGER K. VIOLA
Katherine White                     --------------------------------------------
Director                            Roger K. Viola, Secretary, Vice President
                                    and Director

Stephen A. Crane
Director                  Date:  April 1, 2002

                                  EXHIBIT INDEX

 (1) None

 (2) None

 (3) None

 (4) (a) None
     (b) None
     (c) None
     (d) None
     (e) None
     (f) None
     (g) None

 (5) None

 (6) (a) None
     (b) None

 (7) None

 (8) (a) None
     (b) None

 (9) None

(10) Consent of Independent Auditors

(11) None

(12) None

(13) Schedule of Computation of Performance

(14) None